                          Supplement dated May 27, 1997
                          to the following Prospectus:


                       Alex. Brown Cash Reserve Fund, Inc.
                             (Institutional Shares)
                               dated May 27, 1996


         The above prospectus is hereby amended and supplemented as follows:

         Alex. Brown Incorporated ("Alex. Brown") has entered into an Agreement and Plan of Merger with Bankers Trust New York Corporation ("Bankers Trust"), dated as of April 6, 1997, under which Alex. Brown would merge with and into a subsidiary of Bankers Trust (the "Merger"). Bankers Trust is a registered bank holding company subject to the Bank Holding Company Act of 1956, as amended ("BHCA"), and the rules and regulations thereunder. The Board of Governors of the Federal Reserve System has promulgated rules and regulations pursuant to its authority under the BHCA (and taking into consideration certain provisions of the National Banking Act of 1933 generally referred to as the Glass-Steagall
Act) that govern the relationship between bank holding company affiliates and mutual funds, such as the Fund. After the Merger, Alex. Brown and its affiliates would be permitted under the BHCA to continue to provide investment advisory services to the Fund, as well as services to Fund shareholders who are Alex. Brown customers. However, depending on the nature and extent of any regulatory relief granted in connection with the Merger, individuals affiliated with Alex. Brown might not be able to serve as officers and directors of the Fund and the Fund will likely have to engage an independent distributor. Alex. Brown does not believe such changes, if necessary, would substantially affect the operation of the Fund or the services received by shareholders.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALEX. BROWN CASH RESERVE FUND, INC.
P. O. Box 17250
Baltimore, Maryland 21203                              ALEX. BROWN
                                                       CASH RESERVE
                                                       FUND, INC.
                                                       INSTITUTIONAL
                                                       SHARES
                                                       PRIME SERIES
                                                       TREASURY SERIES
                                                       TAX-FREE SERIES


                                                       PROSPECTUS


                                                       May 27, 1997




|-----------------|
|    BULK RATE    |
|  U.S. POSTAGE   |
|     PAID        |
| Baltimore, M.D. |
| Permit No. 8614 |
|-----------------|



                                                    LOGO  ALEX. BROWN

ALEX. BROWN CASH RESERVE FUND, INC.
INSTITUTIONAL SHARES
P. O. Box 17250
Baltimore, Maryland 21203


Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. The class of shares of the Fund offered by this Prospectus may be purchased only by eligible institutions.
The Fund offers:
 o PRIME SERIES -- a portfolio invested in U.S. Treasury obligations, repurchase agreements backed by such instruments, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, domestic bank instruments and commercial paper of the highest quality;
 o TREASURY SERIES -- a portfolio invested in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Treasury; and
 o TAX-FREE SERIES -- a portfolio invested in high quality, short-term municipal obligations.
Other principal features of the Fund:
 o No direct or indirect purchase or redemption charges;
 o Dividends are declared daily and paid monthly in additional shares or cash; and
 o Wire and telephone transfers.
For current yield information and for purchase and redemption information, call (410) 895-5995.
THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT INVESTORS SHOULD KNOW ABOUT THE FUND PRIOR TO INVESTING AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1996, AS AMENDED THROUGH MAY 27, 1997, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY CALLING THE FUND AT (800) 553-8080.

                              TABLE OF CONTENTS

                                                                       PAGE
 1. Table of Fees and Expenses                                           2
 2. Financial Highlights                                                 3
 3. The Fund and the Institutional Shares                                6
 4. Investment Program                                                   6
 5. How to Invest in Institutional Shares
    of the Fund                                                         10
 6. Dividends and Taxes                                                 11
 7. How to Redeem Institutional Shares                                  13
 8. Management of the Fund                                              13
 9. Current Yield                                                       15
10. General Information                                                 15

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                 Prospectus Dated: May 27, 1997

  TABLE OF FEES AND
1 EXPENSES

    The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses that an investor in Institutional Shares of the Prime, Treasury or Tax-Free Series of the Fund may bear directly and indirectly. The percentages shown below expressing Annual Fund Operating Expenses for the Institutional Shares of the Prime Series ("Prime Institutional Shares") and the Treasury Series ("Treasury Institutional Shares") are restated using current, rather than historical, expenses. The Expenses and Example for the Institutional Shares of the Tax-Free Series ("Tax-Free Institutional Series"), which have not been offered prior to the date of this Prospectus, are based on the restated expenses for the Alex. Brown Cash Reserve Shares of the Tax-Free Series ("Treasury Institutional Shares"), another class of shares offered by the Tax-Free Series, less 12b-1 fees of .25%. Actual expenses may be greater or less than those shown.



                                                                       PRIME             TREASURY            TAX-FREE
                                                                   INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                                      SHARES              SHARES               SHARES
                                                                 -----------------   -----------------    -----------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
Maximum Sales Charge Imposed on Purchases  ...................    None                    None                None
Maximum Sales Charge Imposed on Reinvested Dividends  ........    None                    None                None
Maximum Deferred Sales Charge  ...............................    None                    None                None
Redemption Fees  .............................................    None                    None                None

                                                                                       AS A % OF AVERAGE
ANNUAL FUND OPERATING EXPENSES                                                       DAILY    NET ASSETS
------------------------------                                  ----------------------------------------------------------
Management Fees (See "Management of the Fund -- Investment
  Advisor")  .................................................    .27%                   .25%                .28%
12b-1 Fees (See "Management of the Fund -- Distributor") .....    None                    None                None
Other Expenses ...............................................    .10%                   .10%                .10%
                                                                 ------                  ------             ------
Total Fund Operating Expenses ................................    .37%                   .35%                .38%
                                                                 ======                  ======             ======

EXAMPLE

Assuming a hypothetical investment of $1,000, a 5% annual return and redemption at the end of each time period, an investor in Institutional Shares of any Series would have paid transaction and operating expenses at the end of each year as follows:

                       PRIME               TREASURY              TAX-FREE
                   INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
                      SHARES                 SHARES                SHARES
                  ---------------        ---------------       ---------------
1 year .........     $ 4                     $ 4                   $ 4
3 years ........     $12                     $11                   $12
5 years ........     $21                     $20                    --
10 years .......     $48                     $45                    --

THE EXPENSES AND EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

2 FINANCIAL HIGHLIGHTS


The Fund has offered the Prime Institutional Shares and the Treasury Institutional Shares since June 4, 1990. The Fund has not offered the Tax-Free Institutional Shares prior to the date of this Prospectus. However, the Fund has offered another class of the Tax-Free Series since December 17, 1990. Historical financial information about this class is not fully applicable to the Tax-Free Institutional Shares because the expenses paid by the class differ from those the Tax-Free Institutional Shares will incur. (See "Table of Fees and Expenses"). Accordingly, the financial highlights included in these tables are a part of the Fund's financial statements for the periods indicated and, except for the financial statements for the six-month period ended September 30, 1996, have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1996 and the report of the Fund's independent accountants thereon and the unaudited financial statements for the six-month period ended September 30, 1996 are included in the Statement of Additional Information which can be obtained at no charge by calling the Fund at (800) 553-8080.


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              PRIME INSTITUTIONAL SHARES
                                          ------------------------------------
                                           SIX MONTHS             YEAR ENDED
                                              ENDED                MARCH 31,
                                          SEPTEMBER 30,          -------------
                                              1996                   1996
                                          --------------         -------------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning
     of period  .................       $         1.00        $         1.00
                                          --------------         -------------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ........               0.0252                0.0548
LESS DISTRIBUTIONS:
   Dividends from net investment
     income and/or short-term
     gains  .....................              (0.0252)              (0.0548)
   Net asset value at end of
     period  ....................       $         1.00        $         1.00
                                          ==============         =============
TOTAL RETURN
   Based on net asset value per
   share ........................                 5.07%**               5.62%
RATIOS TO AVERAGE DAILY NET
   ASSETS:
   Expenses .....................                 0.35%**               0.35%
   Net investment income ........                 5.02%**               5.32%
SUPPLEMENTAL DATA:
   Net assets at end of period ..          $55,411,841           $53,699,315
   Number of shares outstanding
     at end of period  ..........           55,412,061            53,699,535



                      (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                 PRIME INSTITUTIONAL SHARES
                                    --------------------------------------------------------------------------------
                                                                                                      JUNE 4, 1990*
                                                                                                        THROUGH
                                                                                                        MARCH 31,
                                        1995            1994             1993            1992             1991
                                    -------------   -------------    -------------   -------------   ---------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning
     of period  .................     $   1.00          $ 1.00           $ 1.00          $ 1.00           $ 1.00
                                    -------------   -------------    -------------   -------------   ---------------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ........       0.0472          0.0294           0.0327          0.0515           0.0617
LESS DISTRIBUTIONS:
   Dividends from net investment
     income and/or short-term
     gains  .....................      (0.0472)        (0.0294)         (0.0327)        (0.0515)         (0.0617)
   Net asset value at end of
     period  ....................     $   1.00          $ 1.00           $ 1.00          $ 1.00           $ 1.00
                                    =============   =============    =============   =============   ===============
TOTAL RETURN:
   Based on net asset value per
   share ........................         4.82%           2.98%            3.32%           5.27%             7.70%**
RATIOS TO AVERAGE DAILY NET
   ASSETS:
   Expenses .....................         0.36%           0.30%            0.31%           0.32%             0.35%**
   Net investment income ........         4.57%           2.94%            3.24%           5.34%             7.53%**
SUPPLEMENTAL DATA:
   Net assets at end of period ..  $11,904,716     $23,437,449      $28,884,078     $21,867,108      $117,633,558
   Number of shares outstanding
     at end of period  ..........   11,904,663      23,437,512       28,884,132      21,867,108       117,633,558


------
  * The Prime Institutional Shares commenced operations on June 4, 1990. ** Annualized.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             TREASURY INSTITUTIONAL SHARES
                                          ------------------------------------
                                           SIX MONTHS              YEAR ENDED
                                              ENDED                 MARCH 31,
                                          SEPTEMBER 30,          -------------
                                              1996                   1996
                                          --------------         -------------
                                           (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning
     of period  .................       $         1.00        $         1.00
                                          --------------         -------------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ........               0.0227                0.0523
LESS DISTRIBUTIONS:
   Dividends from net investment
     income and/or short-term
     gains  .....................              (0.0227)              (0.0523)
                                          --------------         -------------
   Net asset value at end of
     period  ....................       $         1.00        $         1.00
                                          ==============         =============
TOTAL RETURN:
   Based on net asset value per
   share ........................                 4.87%**               5.36%
RATIOS TO AVERAGE DAILY NET
   ASSETS:
   Expenses .....................                 0.33%**               0.33%
   Net investment income ........                 4.84%**               5.12%
SUPPLEMENTAL DATA:
   Net assets at end of period ..          $46,534,756           $51,822,757
   Number of shares outstanding
     at end of period  ..........           46,524,573            51,813,226



                      (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                               TREASURY INSTITUTIONAL SHARES
                                    -------------------------------------------------------------------------------

                                                                                                      June 4, 1990*
                                                                                                         through
                                                                                                         March 31,
                                        1995            1994             1993            1992             1991
                                    -------------   -------------    -------------   -------------   ---------------

Per Share Operating Performance:
   Net asset value at beginning
     of period  .................      $     1.00  $         1.00   $         1.00  $         1.00    $         1.00
                                    -------------   -------------    -------------   -------------   ---------------
Income from Investment
   Operations:
   Net investment income ........          0.0438           0.0282          0.0314           0.0504           0.0590
Less Distributions:
   Dividends from net investment
     income and/or short-term
     gains  .....................         (0.0438)         (0.0282)         (0.0314)        (0.0504)         (0.0590)
                                     -------------   -------------    -------------   -------------   ---------------
   Net asset value at end of
     period  ....................       $    1.00      $      1.00     $       1.00    $       1.00    $        1.00
                                     =============    =============    =============   =============   ===============
Total Return:
   Based on net asset value per
   share ........................           4.47%             2.86%            3.19%           5.17%            7.36%**
Ratios to Average Daily Net
   Assets:
   Expenses .....................          0.30%(1)           0.27%(1)         0.26%(1)        0.27%            0.29%**
   Net investment income ........          4.15%(2)           2.82%(2)         3.16%(2)        4.90%            7.02%**
Supplemental Data:
   Net assets at end of period ..   $14,051,995        $39,692,848      $60,146,987     $63,834,323      $58,017,844
   Number of shares outstanding
     at end of period  ..........    14,046,467         39,688,259       60,140,874      63,834,323       58,017,844

------
  * The Treasury Institutional Shares commenced operations on June 4, 1990.
 ** Annualized.
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

FINANCIAL HIGHLIGHTS (CONCLUDED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                          ALEX. BROWN CASH RESERVE TAX-FREE
                                                        SHARES
                                         -------------------------------------
                                          SIX MONTHS              YEAR ENDED
                                             ENDED                 MARCH 31,
                                         SEPTEMBER 30,          --------------
                                             1996                   1996
                                         --------------         --------------
                                          (UNAUDITED)
PER SHARE OPERATING
  PERFORMANCE:
   Net asset value at beginning
     of period  ................        $          1.00        $          1.00
                                         --------------         --------------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income .......                 0.0241                 0.0318
LESS DISTRIBUTIONS:
   Dividends from net investment
     income and/or short-term
     gains  ....................                (0.0241)               (0.0318)
                                         --------------         --------------
   Net asset value at end of
     period  ...................        $          1.00        $          1.00
                                         ==============         ==============
TOTAL RETURN:
   Based on net asset value per
     share  ....................                   2.87%**                3.23%
RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses ....................                   0.63%**                0.60%
   Net investment income .......                   2.85%**                3.16%
SUPPLEMENTAL DATA:
   Net assets at end of period .          $557,523,848            $571,507,000
   Number of shares outstanding
     at end of period  .........           557,597,126             571,593,265



                      (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                            ALEX. BROWN CASH RESERVE TAX-FREE SHARES
                                   -----------------------------------------------------------------------------------
                                                                                                        DEC. 17, 1990*
                                                                                                            THROUGH
                                        1995             1994             1993             1992         MARCH 31, 1991
                                   --------------   --------------    --------------   --------------   --------------

PER SHARE OPERATING
  PERFORMANCE:
   Net asset value at beginning
     of period  ................   $         1.00   $         1.00    $         1.00   $         1.00   $         1.00
                                   --------------   --------------    --------------   --------------   --------------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income .......           0.0271           0.0184            0.0213           0.0353           0.0124
LESS DISTRIBUTIONS:
   Dividends from net investment
     income and/or short-term
     gains  ....................          (0.0271)         (0.0184)          (0.0213)         (0.0353)         (0.0124)
                                   --------------   --------------    --------------   --------------   --------------
   Net asset value at end of
     period  ...................   $         1.00   $         1.00    $         1.00   $         1.00   $         1.00
                                   ==============   ==============    ==============   ==============   ==============
TOTAL RETURN
   Based on net asset value per
     share  ....................            2.75%            1.86%              2.15%            3.59%            4.35%**
RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses ....................            0.57%            0.58%              0.60%            0.56%(1)         0.53%**

   Net investment income .......            2.74%            1.84%              2.13%            3.49%(2)         4.25%**

SUPPLEMENTAL DATA:
   Net assets at end of period .    $475,384,229     $378,859,232       $315,661,447     $304,987,823     $256,895,180
   Number of shares outstanding
     at end of period  .........     475,474,913      378,939,262        315,700,742      305,008,959      256,895,680


------
  * Date operations commenced.
 ** Annualized.
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.57% for the year ended March 31, 1992.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 3.48% for the year ended March 31, 1992.

   THE FUND AND
3  THE INSTITUTIONAL SHARES

The Fund is a money market fund that seeks a high level of current income consistent with preservation of capital and liquidity. The Fund has three separate portfolios that offer Institutional Shares: the Prime Series, the Treasury Series and the Tax-Free Series (the "Series"). This Prospectus relates exclusively to one of five classes of shares currently offered by the Prime Series and one of two classes of shares currently offered by each of the Treasury Series and the Tax-Free Series. The classes of shares of the Fund offered pursuant to this Prospectus are designed primarily for institutions as an economical and convenient means for the investment of short-term funds that they hold for their own account or hold or manage for others. Such institutions include banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions. The other classes of shares of the Fund are offered to both individual and institutional investors.

All classes of each Series share a common investment objective, portfolio and advisory fee, but each class has different expenses, shareholder qualifications and methods of distribution. Expenses of the Fund that are not directly attributable to the operations of any class or Series are prorated among all classes of the Fund based upon the relative net assets of each class. Expenses of the Fund that are not directly attributable to a specific class but are directly attributable to a specific Series are prorated among all the classes of such Series based upon the relative net assets of each such class. Expenses of the Fund that are directly attributable to a class are charged against the income available for distribution as dividends to such class.


4 INVESTMENT PROGRAM

INVESTMENT OBJECTIVES

The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series endeavors to achieve its objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within one year or less from the date of purchase. The Tax-Free Series endeavors to achieve its objective by investing in a diversified portfolio of high quality, short-term municipal obligations. (See "Portfolio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")

PORTFOLIO INVESTMENTS

 -- TREASURY SERIES

The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Treasury Series is fully invested while satisfying its liquidity requirements.

 -- PRIME SERIES

In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard & Poor's Ratings Group ("S&P"); or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

 -- TAX-FREE SERIES

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies, including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940); (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Tax-Free Series may hold cash reserves pending investment of such reserves in municipal securities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, for temporary defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code"). The income from any such investments will not be counted toward the 80% minimum discussed in the preceding paragraph. (See "Dividends and Taxes.")

OTHER INVESTMENT PRACTICES

The Fund may enter into the following arrangements with respect to any
Series:

WHEN-ISSUED SECURITIES involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

The Prime Series and the Treasury Series may also enter into the following arrangements:

REPURCHASE AGREEMENTS under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. If the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Series of the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds realized on the sale of the underlying obligation are less than the repurchase price. In the event of the insolvency of a seller that defaults on its repurchase obligation, disposition of the securities underlying the repurchase agreement could be delayed pending court or administrative action.

The Prime Series may also enter into the following arrangements:

REVERSE REPURCHASE AGREEMENTS involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series that it is obligated to repurchase.

INVESTMENT RESTRICTIONS

The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are set forth below:

(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such issuer;

(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its investment program;

(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;

(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; and

(5) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securi-ties, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.

The investment objectives of each Series of the Fund as described under "Investment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obligations to U.S. Treasury obligations.

   HOW TO INVEST IN
   INSTITUTIONAL SHARES
5  OF THE FUND


GENERAL INFORMATION ON PURCHASES


Institutions (e.g., banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions) may purchase Institutional Shares of any Series through Alex. Brown & Sons Incorporated ("Alex. Brown"). Institutions interested in establishing an account with the Fund should contact Alex. Brown for details at (410) 727-1700.

The minimum initial investment in Institutional Shares of any Series of the Fund is $1,000,000; there is no minimum for clients of investment advisory affiliates of Alex. Brown; and there is no minimum for subsequent investments in the same Series. Orders for the purchase of Institutional Shares are accepted only on a "business day of the Fund," which means any day on which PNC Bank, National Association ("PNC"), the Fund's custodian, and the New York Stock Exchange are open for business. It is expected that during the next twelve months, PNC and/or the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

Orders to purchase Institutional Shares are executed at the net asset value of the Series selected as next determined after the order is effective. Because the Fund uses the amortized cost method of valuing the portfolio securities of each Series and rounds the per share net asset value of shares of each Series, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share, but there can be no assurance that this objective can be met.

The net asset value of all shares of each of the Fund's Series is determined daily as of 12:00 noon (Eastern Time) on each business day of the Fund. An order placed in the manner described below will be effective the same day if federal funds are wired to the Fund's custodian before the close of business on that day. Share purchases for the Treasury Series and the Tax- Free Series effected before 11 a.m. (Eastern Time) and share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Share purchases received after 12:00 noon (Eastern Time) begin to earn dividends on the following day. Orders to purchase shares of the Treasury Series or the Tax-Free Series received between 11:00 a.m. (Eastern Time) and 12:00 noon (Eastern Time) will be rejected.


Institutions may place orders to purchase Institutional Shares either by calling Alex. Brown at (410) 727-1700 and then wiring federal funds, or by wiring federal funds with the necessary instructions as described below. A shareholder who places an order by telephone will be asked to furnish:

 --The shareholder's Fund account number

 --The amount to be invested


 --The Series selected for investment (Prime Series, Treasury Series or
   Tax-Free Series)


Federal Funds should be wired to:

    PNC Bank
    a/c Alex. Brown & Sons Incorporated
    Acct. #5918197
    Philadelphia, PA 19103

referring in the wire to:

 --Alex. Brown Cash Reserve Fund, Inc. (Institutional Shares)

 --The Fund account number (and, if available, the shareholder account number)

 --The amount to be invested


 --Either the Prime Series, the Treasury Series or the Tax-Free Series


Other Information

Periodic statements of account from Alex. Brown will reflect all dividends, purchases and redemptions of Institutional Shares. The Fund and Alex. Brown have arranged for PNC to offer sub-accounting services to Fund shareholders and maintain information with respect to underlying share owners.


The Fund reserves the right to reject any order for the purchase of Institutional Shares.


6 DIVIDENDS AND TAXES


DIVIDENDS

All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless the shareholder has elected to have dividends paid in cash.


TAXES

The following is only a general summary of certain federal tax considerations affecting the Fund and the shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or the shareholders, and the discussion herein is not intended as a substitute for careful tax planning.

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.


Each Series of the Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not be required to pay federal income taxes on amounts distributed to shareholders; but shareholders, unless otherwise exempt, will pay taxes on taxable amounts so distributed.

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other requirements are met, dividends of the Tax-Free Series derived from net tax-exempt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares. (See the Statement of Additional Information.)

Distributions of net investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses) are taxed to shareholders as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although no Series expects to realize any long-term capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares.

Ordinarily, shareholders will include in their taxable income all dividends declared by a Series in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by a Series in the year in which the dividends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of Institutional Shares is a taxable event for the shareholder.

Shareholders of the Treasury Series may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. State laws vary and investors are encouraged to consult with their tax advisors on this issue.


Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their own tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences described above. Additional information concerning taxes is set forth in the Statement of Additional Information.


   HOW TO REDEEM
7  INSTITUTIONAL SHARES

Shareholders may redeem all or part of their Institutional Shares of any Series on any business day of the Fund by transmitting a redemption order to Alex. Brown by either of the methods outlined below. A redemption request is effected at the net asset value next determined after tender of Institutional Shares for redemption.

Shareholders may submit redemption orders by calling Alex. Brown at (410) 727-1700. Telephone redemption privileges are automatic. Both Alex. Brown and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time the account is opened and prior to effecting each transaction requested by telephone. In addition, investors may be required to provide additional telecopied instructions of redemption requests. The Fund or Alex. Brown may be liable for any losses due to unauthorized or fraudulent telephone instructions if either of them does not employ these procedures. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. In such event, requests should be made by regular or express mail to Alex. Brown or to the Fund's transfer agent at their addresses listed on page 17 of this Prospectus.

Redemption orders for the Treasury Series and the Tax-Free Series received after 11:00 a.m. (Eastern Time) and redemption orders for the Prime Series received after 12:00 noon (Eastern Time) will be executed on the following Business Day of the Fund at the net asset value of the Series to be redeemed next determined after the receipt of the order.

Dividends payable up to the date of redemption on redeemed shares will be paid on the next dividend payment date. If all of the Institutional Shares of a Series of the Fund in an Alex. Brown account have been redeemed on the dividend payment date, the dividend will be paid in cash to the shareholder.

8  MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to its officers, to Alex. Brown and to Investment Company Capital Corp. ("ICC"), the Fund's investment advisor, and PNC Institutional Management Corporation ("PIMC"), the sub-advisor to the Tax-Free Series, subject to the investment objectives and policies of each series of the Fund and to general supervision of the Fund's Board of Directors. Alex. Brown, ICC and PIMC also furnish or procure on behalf of the Fund all services necessary to the proper conduct of the Fund's business. A majority of the Board of Directors of the Fund have no affiliation with Alex. Brown, ICC or PIMC.

INVESTMENT ADVISOR

Investment Company Capital Corp., an indirect subsidiary of Alex. Brown Incorporated (described below), was organized in 1987 and acts as the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC may delegate its duties and has delegated certain of such duties for the Tax-Free Series to PIMC as described below. ICC is also investment advisor to, and Alex. Brown acts as distributor for, several funds in the Flag Investors family of funds which, as of April 30, 1997, had net assets of approximately $1.8 billion.

Pursuant to a new advisory agreement, which became effective August 22, 1995, ICC is entitled to receive a fee from the Fund, calculated daily and payable monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. Each Series pays its share of the foregoing fee in proportion to its relative net assets. In addition, ICC is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets and .03% of the Tax-Free Series' average daily net assets. As compensation for providing investment advisory services to the Fund for the period from August 22, 1995 through March 31, 1996, ICC received an annualized fee equal to .27% of the Prime Series' average daily net assets, .25% of the Treasury Series' average daily net assets and .28% of the Tax-Free Series' average daily net assets. ICC may, from time to times, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime and Treasury Series. (See "Custodian, Transfer Agent and Accounting Services.")

SUB-ADVISOR

PIMC acts as sub-advisor to the Tax-Free Series pursuant to a sub-advisory agreement between ICC and PIMC. PIMC is a wholly-owned subsidiary of PNC, the Fund's custodian. Subject to the oversight of ICC, PIMC is responsible for managing the Tax-Free Series' investments. PIMC was organized in 1977 to perform advisory services for investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia, Pennsylvania area since 1847. PIMC advises or manages approximately 45 open-end investment portfolios with total assets of approximately $34.4 billion as of April 30, 1997.

As compensation for its services as sub-advisor to the Tax-Free Series for the fiscal year ended March 31, 1996, PIMC received a fee from ICC equal to .14% of the average daily net assets of the Tax-Free Series. If ICC voluntarily waives a portion of its fee with respect to the Tax-Free Series, PIMC has agreed to waive a portion of its fee in the same proportion and for the same time periods as ICC's waiver.


In the fiscal year ended March 31, 1996 the expenses borne by the Prime Series and the Treasury Series for the Institutional Shares, including the fees to ICC, amounted to .35% of the Prime Series' average daily net assets and .33% of the Treasury Series' average daily net assets.

DISTRIBUTOR

Alex. Brown & Sons Incorporated serves as the exclusive distributor for shares of the Fund's three Series. Alex. Brown is an investment banking firm that offers a broad range of investment services to individual, institutional, corporate and municipal clients. It is a wholly-owned subsidiary of Alex. Brown Incorporated, which has engaged directly and through subsidiaries and affiliates in the investment business since 1800. Alex. Brown is a member of the New York Stock Exchange and other leading securities exchanges. Headquartered in Baltimore, Maryland, Alex. Brown has offices throughout the United States and, through subsidiaries, maintains offices in London, England, Geneva, Switzerland and Tokyo, Japan. Alex. Brown receives no compensation for its services with respect to the Institutional Shares.


Alex. Brown bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

9  CURRENT YIELD


From time to time the Fund advertises the "yield" and "effective yield" of the Institutional Shares of a particular Series. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Series refers to the income generated by an investment in the Series over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Series is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equivalent yield or effective yield, which are calculated by applying a stated income tax rate to the Series' tax-exempt income for the same periods and annualized as described above.


10 GENERAL INFORMATION

DESCRIPTION OF SHARES


The Fund is an open-end diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue $7.25 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which classes differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series.

In the event of dissolution or liquidation, holders of each Series will receive prorata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES


Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series and the Treasury Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1996, ICC received from the Fund an annual fee equal to .01% of the Prime Series' average daily net assets and .02% of the Treasury Series' average daily net assets. PNC, a national banking association, acts as custodian for the Fund's portfolio securities and cash. PFPC Inc., an affiliate of PNC with offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, provides accounting services to the Tax-Free Series. (See the Statement of Additional Information.)


ANNUAL MEETINGS

Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

REPORTS

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

SHAREHOLDER INQUIRIES

Shareholders with inquiries concerning their shares should contact the Fund at (800) 553-8080.

                       ALEX. BROWN CASH RESERVE FUND, INC.
                               BOARD OF DIRECTORS

                              CHARLES W. COLE, JR.
                                    Chairman

         RICHARD T. HALE                           EUGENE J. McDONALD
            Director                                    Director

        JAMES J. CUNNANE                            REBECCA W. RIMEL
            Director                                    Director

         JOHN F. KROEGER                            TRUMAN T. SEMANS
            Director                                    Director

          LOUIS E. LEVY                            CARL W. VOGT, ESQ.
            Director                                    Director

-----------------------------------------------------------------------------
                                      OFFICERS

    RICHARD T. HALE           M. ELLIOTT RANDOLPH, JR.     JOSEPH A. FINELLI
       President                  Vice President              Treasurer

   EDWARD J. VEILLEUX             PAUL D. CORBIN         LAURIE D. COLLIDGE
Executive Vice President          Vice President         Assistant Secretary

                                 MONICA M. HAUSNER
                                   Vice President

                                 SCOTT J. LIOTTA
                          Vice President and Secretary

-----------------------------------------------------------------------------
            Distributor                                Custodian
        ALEX. BROWN & SONS                             PNC BANK
           INCORPORATED                         Airport Business Center
         One South Street                          200 Stevens Drive
     Baltimore, Maryland 21202                Lester, Pennsylvania 19113
          (410) 727-1700

        Investment Advisor                           Fund Counsel
 INVESTMENT COMPANY CAPITAL CORP.             Morgan, Lewis & Bockius LLP
         One South Street                       2000 One Logan Square
     Baltimore, Maryland 21202              Philadelphia, Pennsylvania 19103


            Sub-Advisor                          Independent Accountants
          Tax-Free Series                        COOPERS & LYBRAND L.L.P.
  PNC Institutional Management Corp.             2400 Eleven Penn Center
        400 Bellevue Parkway                 Philadelphia, Pennsylvania 19103
      Wilmington, Delaware 19809


                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 (800) 553-8080


(C) BY ALEX. BROWN & SONS INCORPORATED

                       STATEMENT OF ADDITIONAL INFORMATION

                    ----------------------------------------

                       ALEX. BROWN CASH RESERVE FUND, INC.

                    ----------------------------------------



            THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES, WHICH MAY BE OBTAINED BY WRITING OR CALLING YOUR ALEX. BROWN & SONS INCORPORATED INVESTMENT REPRESENTATIVE, ANY PARTICIPATING DEALER OF THE FUND'S SHARES, ALEX. BROWN & SONS INCORPORATED, P.O. BOX 17250, BALTIMORE, MARYLAND 21203, OR THE FUND AT (800) 553-8080.





                Statement of Additional Information dated August 1, 1996

                        as amended through May 27, 1997.
               Relating to Prospectuses dated August 1, 1996 for:
                       Alex. Brown Cash Reserve Fund, Inc.
               (Prime Series, Treasury Series and Tax-Free Series)
                        Quality Cash Reserve Prime Shares
                  and Flag Investors Cash Reserve Prime Shares
                              (Class A and Class B)
                     and Prospectus dated May 27, 1997 for:
                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                                TABLE OF CONTENTS

Introduction.................................................................  1
General Information About the Fund...........................................  1
      The Fund and Its Shares................................................  1
      Directors and Officers.................................................  3
      The Investment Advisor.................................................  7
      The Sub-Advisor........................................................  8
      Distributor............................................................  9
      Expenses............................................................... 12
      Transfer Agent, Custodian and Accounting Services...................... 13
      Sub-Accounting......................................................... 15
      Principal Holders of Securities........................................ 15
      Reports................................................................ 16
Share Purchases and Redemptions.............................................. 17
      Purchases and Redemptions.............................................. 17
      Net Asset Value Determination.......................................... 17
Dividends and Taxes.......................................................... 18
      Dividends.............................................................. 18
      Taxes.................................................................. 19
Current Yield................................................................ 22
Investment Program and Restrictions.......................................... 23
      Investment Restrictions................................................ 25
Portfolio Transactions....................................................... 25
Financial Statements......................................................... 27

                                  INTRODUCTION

                  Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There is a Prospectus dated May 27, 1997 for the Institutional Shares and there are Prospectuses dated August 1, 1996 for the other classes of the Fund's shares which contain this information and which may be obtained without charge from an Alex. Brown & Sons Incorporated ("Alex. Brown") investment representative or by writing Alex. Brown, P.O. Box 17250, Baltimore, Maryland 21203. Investors may also call (410) 727-1700 or (except in the case of the Institutional Shares) dealers authorized by Alex. Brown to distribute the respective classes of the Fund's shares. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term "Prospectus" as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND

The Fund and Its Shares


                  The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and its shares are registered under the Securities Act of 1933. The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990. Shares of the Fund are redeemable at the net asset value thereof (less any applicable contingent deferred sales charge with respect to Flag Investors Cash Reserve Prime Class B Shares) at the option of the holders thereof or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectus under the captions "General Information" and "How to Redeem Shares."


                  The Fund offers three series of shares (each such series is referred to herein as a "Series" and collectively as the "Series"):

                           o  Prime Series
                           o  Treasury Series
                           o  Tax-Free Series

                  There are currently five classes of the Prime Series, designated as the Alex. Brown Cash Reserve Prime Shares, the Flag Investors Cash Reserve Prime Class A Shares, the Flag Investors Cash Reserve Prime Class B Shares, the Alex. Brown Cash Reserve Prime Institutional Shares and the Quality Cash Reserve Prime Shares. Flag Investors Cash Reserve Prime Class B Shares are available only through the exchange of shares of other funds in the Flag Investors family of funds and are subject to a contingent deferred sales charge as described in the Prospectus for the shares. The Quality Cash Reserve Prime Shares are offered primarily through broker-dealers that have correspondent relationships with Alex. Brown. There are currently two classes of the Treasury

Series, designated as the Alex. Brown Cash Reserve Treasury Shares and the Alex. Brown Cash Reserve Treasury Institutional Shares. There are currently two classes of the Tax-Free Series, designated as the Alex. Brown Cash Reserve Tax-Free Shares and the Alex. Brown Cash Reserve Tax-Free Institutional Shares. The Institutional Shares of each Series are offered primarily to institutions. The Alex. Brown Cash Reserve Tax-Free Institutional Shares were not offered prior to the date of this Statement of Additional Information.

                  As used in the Prospectus, the term "majority of the outstanding shares" of either the Fund or a particular Series or class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

                  Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

                  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

                  The Fund's Articles of Incorporation authorize the issuance of
7.25 billion shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class. Additional information concerning the rights of share ownership is set forth in the Prospectus.

                  The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See "Expenses."

                  The Fund's Charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Fund's Charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Fund's Charter also authorizes the purchase of liability insurance on behalf of the directors and officers.

                  As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials.

                  Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

Directors and Officers

                  The directors and executive officers of the Fund, their dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*CHARLES W. COLE, JR., Director and Chairman of the Board (11/11/35)+
Vice Chairman, Alex. Brown Capital Advisory & Trust Company (registered investment advisor); Chairman, Investment Company Capital Corp. (registered investment advisor); Director, Provident Bankshares Corporation and Provident Bank of Maryland; Formerly, President and Chief Executive Officer, Chief Administrative Officer, and Director, First Maryland Bancorp, The First National Bank of Maryland and First Omni Bank; Director, York Bank and Trust Company.

*RICHARD T. HALE, Director and President  (7/17/45)
Managing Director, Alex. Brown & Sons Incorporated; Director and President, Investment Company Capital Corp. (registered investment advisor); Chartered Financial Analyst.

*TRUMAN T. SEMANS, Director  (10/27/27)
Managing Director, Alex. Brown & Sons Incorporated; Director, Investment Company Capital Corp. (registered investment advisor).

JAMES J. CUNNANE, Director  (3/11/38)
CBC Capital, 264 Carlyle Lake Drive, St. Louis, Missouri 63141. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice-President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993 and Director, The Arch Fund (registered investment company).

JOHN F. KROEGER, Director  (8/11/24)
37 Pippins Way, Morristown, New Jersey 07960. Director/Trustee, AIM Funds (registered investment companies); Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm); General Manager, Shell Oil Company.

LOUIS E. LEVY, Director  (11/16/32)
26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (banking and finance); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Partner, KPMG Peat Marwick, retired 1990.

--------
* Messrs. Cole, Hale and Semans are "interested persons," as defined in the 1940 Act.

EUGENE J. MCDONALD, Director  (7/14/32)
Duke Management Company, Erwin Square, Suite 100, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Carolina Bank & Trust (banking), Key Funds (registered investment companies), and AMBAC Treasurers Trust (registered investment company).

REBECCA W. RIMEL, Director  (4/10/51)
The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, PA 19103. President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, Director (4/20/36)
Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

EDWARD J. VEILLEUX, Executive Vice President  (8/26/43)
Principal, Alex. Brown & Sons Incorporated; Vice President, Armata Financial Corp. (registered broker- dealer); Executive Vice President, Investment Company Capital Corp. (registered investment advisor).

M. ELLIOTT RANDOLPH, JR., Vice President  (1/10/42)
Principal, Alex. Brown & Sons Incorporated, 1991 - Present.

PAUL D. CORBIN, Vice President  (7/24/52)
Principal, Alex. Brown & Sons Incorporated, 1991 - Present.

MONICA M. HAUSNER, Vice President  (10/26/61)
Vice President, Fixed Income Management Department, Alex. Brown & Sons Incorporated, March 1992- Present; Formerly, Assistant Vice President, First National Bank of Maryland, 1984-1992.

SCOTT J. LIOTTA, Vice President and Secretary (3/18/65)+
Manager, Fund Administration, Alex. Brown & Sons Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), April 1994- July 1996; and Supervisor, Brown Brothers Harriman & Co. (domestic and global custody) August 1991- April 1994.

JOSEPH A. FINELLI, Treasurer  (1/24/57)
Vice President, Alex. Brown & Sons Incorporated and Vice President, Investment Company Capital Corp., (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980-1995.
------
+  Mr. Liotta is Mr. Cole's son-in-law.

LAURIE D. COLLIDGE, Assistant Secretary  (1/1/66)
Asset Management Department, Alex. Brown & Sons Incorporated, 1991-Present.

                  Directors and officers of the Fund are also directors and officers of some or all of the investment companies managed, administered, advised or distributed by Alex. Brown or its affiliates.

                  There are currently 12 funds in the Flag Investors/ISI Funds and Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hale serves as Chairman of three funds, as President and director of one fund, and as a director of each of the other funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a director of five other funds in the Fund Complex. Mr. Cole serves as Chairman of one Fund and as a Director of seven other funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as directors of each fund in the Fund Complex. Ms. Rimel as a director of ten funds in the Fund Complex. Mr. Randolph serves as President of two funds and as a Vice President of one fund in the Fund Complex. Mr. Corbin serves as a Vice President of one fund and as Executive Vice President of two other funds in the Fund Complex. Ms. Hausner serves as a Vice President of three funds in the Fund Complex. Mr. Veilleux serves as Executive Vice President of one fund and Vice President of each of the other funds in the Fund Complex. Mr. Liotta serves as Vice President and Secretary, Mr. Finelli serves as Treasurer and Ms. Collidge serves as Assistant Secretary of each of the funds in the Fund Complex.

                  Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and directors of the Fund who are officers or directors of Alex. Brown or ICC may be considered to have received remuneration indirectly. Each director who is not an "interested person" receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from the Fund and from all Flag Investors/ISI Funds for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in proportion to their relative net assets. For the fiscal year ended March 31, 1996 Non-Interested Directors' fees attributable to the assets of the Fund totalled $206,622. The following table shows aggregate compensation payable to each of the Fund's directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended March 31, 1996.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------------------------
Name of Person,                 Aggregate Compensation from     Pension or Retirement         Total Compensation from the
Position                        the Fund for the Fiscal Year    Benefits Accrued as Part of   Fund and the Fund Complex
                                Ended March 31, 1996            Fund Expenses                 Payable to Directors for the
                                                                                              Fiscal Year Ended
                                                                                              March 31, 1996
--------------------------------------------------------------  ----------------------------  ----------------------------
W. James Price *                $0                              $0                                         $0
Chairman

Richard T. Hale *               $0                              $0                                         $0
Vice Chairman

Truman T. Semans*               $0                              $0                                         $0
Director

Charles W. Cole*/**             $0                              +                                          $0
Director

James J. Cunnane                $27,072(1)                      +                                  $39,000 for service
Director                                                                                              on 13 Boards(2)


N. Bruce Hannay ***             $22,434(1)                      +                                  $32,572 for service
Director                                                                                              on 13 Boards(2)


John F. Kroeger                 $31,945(1)                      +                                  $45,950 for service
Director                                                                                              on 13 Boards(2)

Louis E. Levy                   $27,072(1)                      +                                  $39,000 for service
Director                                                                                              on 13 Boards(2)

Eugene J. McDonald              $27,072(1)                      +                                  $39,000 for service
Director                                                                                              on 13 Boards(2)

Rebecca W. Rimel****            $28,098                         +                                  $29,250 for service
Director                                                                                                on 6 Boards(3)


Carl W. Vogt**                  $8,434                          +                                  $9,750 for service
Director                                                                                                on 5 Boards(3)


Harry Woolf                     $27,072                         +                                  $39,000 for service
Director                                                                                             on 13 Boards(2)


*      A director who is, or may be, an "interested person" as defined in the 1940 Act.
**     Elected to the Board on December 18, 1996.
***    Retired on January 31, 1996 and is now deceased.
****   Elected to the Board on July 25, 1995.
+      The Fund Complex has adopted a retirement plan for eligible directors, as described below. The actuarially computed pension expense for the year ended March 31, 1996 was approximately $7,000.
1      Of amounts payable to Messrs. Cunnane, Hannay, Kroeger, Levy, McDonald, Vogt, Woolf and Ms. Rimel, $27,072, $0,
       $0, $14,625, $27,072, $8434, $27,072 and  $28,098 was deferred pursuant to a Deferred Compensation Plan.
2      One of these funds ceased operations on May 17, 1995.
3      Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve as a Director

                  The Fund Complex has adopted a retirement plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's Advisor or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by him or her in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by him or her in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Mr. Kroeger has qualified but has not received benefits. The Fund has two Participants, a director who retired effective December 31, 1994 and a director who retired effective December 31, 1996, who have qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as directors in the Fund Complex and each of whom will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Another Participant who retired on January 31, 1996 and died on June 2, 1996 was paid fees of $3,214 under the Retirement Plan in the fiscal year ended March 31, 1996. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.


                  Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1996 are as follows: for Mr. Cunnane, 2 years; for Mr. Kroeger, 14 years; for Mr. Levy, 2 years; for Mr. McDonald, 4 years; for Mr. Vogt, 1 year; and for Ms. Rimel, 1 year.


                                         Estimated Annual Benefits
Years of Service                Payable By Fund Complex Upon Retirement
----------------    -----------------------------------------------------------
                    Chairman of Audit Committee              Other Participants
                    ---------------------------              ------------------
6 years                       $4,900                               $3,900
7 years                       $9,800                               $7,800
8 years                      $14,700                              $11,700
9 years                      $19,600                              $15,600
10 years or more             $24,500                              $19,500


                  Any director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Kroeger, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring directors may select various Flag Investors and Alex. Brown Cash Reserve Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.



The Investment Advisor


                  Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Alex. Brown Incorporated, acts as the Fund's investment advisor pursuant to three separate Investment Advisory Agreements dated as of August 22, 1995, one relating to the Prime Series, one relating to the Treasury Series and one relating to the Tax-Free Series (the "Advisory Agreements"). ICC was organized in 1987. The terms of the Advisory Agreements are the same except to the extent specified below. Pursuant to the terms of the Advisory Agreements, ICC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICC considers desirable for inclusion in the portfolio of any of the Fund's Series;
(f) determines which issuers and securities shall be represented in the Portfolio of any of the Fund's Series; (g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties with respect to the Tax-Free Series to PIMC as described below.

                  As compensation for its services for the Fund, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series' as well as an additional fee with respect to the Tax-Free Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets and .03% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. The rates set forth above were approved by the Fund's Board of Directors on June 1, 1995, and by shareholders of the Prime Series, the Treasury Series and the Tax-Free Series, respectively, on August 22, 1995.

                  In the fiscal year ended March 31, 1996, ICC served as the Fund's investment advisor pursuant to both current and prior investment advisory agreements, in effect for such periods. For that fiscal year, the aggregate fees paid by the Fund to ICC were $8,033,576.

                  Prior to August 1, 1995, ICC served as the Fund's investment advisor pursuant to two separate Investment Advisory Agreements, one dated as of April 4, 1990 with respect to the Prime Series and the Treasury Series, and one dated as of October 5, 1990 with respect to the Tax-Free Series. For the fiscal years ended March 31, 1995 and March 31, 1994, the aggregate fees paid by the Fund to ICC (net of voluntary fee waivers of $156,200 and $152,838 for the Treasury Series for the fiscal years ended March 31, 1995 and March 31, 1994) were $4,941,395 and $4,856,245, respectively.

                  The Advisory Agreements will continue in effect for an initial term of two years, and from year to year thereafter if each such agreement is specifically approved at least annually by the Fund's Board of Directors and by a majority of the directors who are not parties to either Advisory Agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Fund or ICC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act.


                  ICC advises other mutual funds which, as of April 30, 1997, had net assets of approximately $1.8 billion.


                  ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series and the Treasury Series. (See "Transfer Agent, Custodian and Accounting Services.")

The Sub-Advisor

                  PNC Institutional Management Corporation ("PIMC") serves as a sub-advisor to the Tax-Free Series pursuant to a sub-advisory agreement between ICC and PIMC, dated as of June 1, 1991 (the "Sub-Advisory Agreement"). PIMC is a wholly owned subsidiary of PNC Bank, National Association, a national banking association ("PNC"). PIMC was organized in 1977 to perform advisory services for investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia, Pennsylvania area since 1847. PNC is a wholly-owned, indirect subsidiary of PNC Bank Corp., a multi-bank holding company.

                  Pursuant to the terms of the Sub-Advisory Agreement, PIMC: (a) provides the Fund with certain executive, administrative and clerical services as deemed advisable by the Fund's Board of Directors; (b) formulates and implements continuing programs for the purchase and sale of securities for the Tax-Free Series; (c) determines which issuers and securities shall be represented in the Tax-Free Series' portfolio; and (d) takes, on behalf of such Series, all actions which appear to the Series to be necessary to carry into effect such purchase and sale programs, including for the purchase and sale of portfolio securities. Any investment program undertaken by PIMC will at all times be subject to the policies and control of the Fund's Board of Directors and the supervision of ICC. PIMC shall not be liable to the Tax-Free Series or its shareholders for any act or omission by PIMC or for any loss sustained by such Series or its shareholders except in the case of PIMC's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                  As compensation for its services under the Sub-Advisory Agreement, PIMC receives a fee from ICC, calculated daily and paid monthly, at an annual rate based upon the following levels of the aggregate average daily net assets of the Tax-Free Series: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million,
 .075% of the next $3 billion and .06% of that portion of the aggregate average daily net assets in excess of $4 billion. If ICC voluntarily waives a portion of its fee with respect to the Tax-Free Series (see "Investment Advisor" above), PIMC has agreed to waive a portion of its fee in the same proportion and for the same time periods as ICC's waiver. Prior to November 1, 1994, PIMC served as sub-advisor to the Prime Series pursuant to a sub-advisory agreement dated as of April 1, 1992 between ICC and PIMC. As compensation for providing sub-advisory services to the Tax-Free Series for the fiscal year ended March 31, 1996, ICC paid PIMC fees of $742,568. As compensation for providing sub-advisory services to the Prime Series and the Tax-Free Series, respectively, for the fiscal years ended March 31, 1995 (with respect to the Prime Series for the period from April 1, 1994 through October 30, 1994) and March 31, 1994, ICC paid PIMC fees of $1,377,476 and $1,740,475.


                  The Sub-Advisory Agreement was approved by the Fund's Board of Directors, including a majority of those directors who are not parties to such sub-advisory agreement or interested persons of any such party on March 19, 1991 and by shareholders of the Tax-Free Series on May 28, 1991. The Sub- Advisory Agreement will continue in effect from year to year if it is specifically approved at least annually by the Fund's Board of Directors and by the directors who are not parties to such sub-advisory agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Fund, ICC or PIMC may terminate the Sub-Advisory Agreement on 60 days' written notice without penalty. The Sub-Advisory Agreement terminates automatically in the event of an "assignment," as defined in the 1940 Act. The Sub-Advisory Agreement was most recently approved by the Board of Directors in the foregoing manner on March 26, 1997.

Distributor

                  Alex. Brown serves as the distributor for each class of the Fund's shares pursuant to five separate Distribution Agreements (the "Distribution Agreements"), one relating to the Institutional Shares, one relating to the Tax-Free Series (except the Institutional Shares), one relating to the Quality Cash Reserve Prime Shares, one relating to the Flag Investors Cash Reserve Prime Class B Shares and one relating to the other classes of the Fund's shares. The terms of each of the Distribution Agreements are the same except to the extent specified below. Pursuant to the Distribution Agreements, Alex Brown: (a) receives orders for the purchase of the Fund's shares, accepts or rejects such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectus and transmits such orders as are accepted to the Fund's transfer agent as promptly as possible; (b) receives requests for redemption from holders of the Fund's shares and transmits such redemption requests to the Fund's transfer agent as promptly as possible; (c) responds to inquiries from the Fund's shareholders concerning the status of their accounts; and (d) takes, on behalf of the Fund, all actions which appear to the Fund's Board of Directors necessary to carry into effect the distribution of the Fund's shares. Alex. Brown shall not be liable to the Fund or its shareholders for any act or omission by Alex. Brown or any loss sustained by the Fund or the Fund's shareholders except in the case of Alex. Brown's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                  As compensation for its services, Alex. Brown receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of .25% of the aggregate average daily net assets of all classes of the Fund, excluding net assets attributable to the Institutional Shares, the Quality Cash Reserve Prime Shares and the Flag Investors Cash Reserve Prime Class B Shares. Alex. Brown receives no compensation with respect to its services as distributor for the Institutional Shares (except to the extent that compensation to ICC may be regarded as indirect compensation to Alex. Brown) and none of Alex. Brown's compensation as distributor of the Fund's shares is allocated to the Institutional Shares. Alex. Brown receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of .60% of the average daily net assets of the Quality Cash Reserve Prime Shares and .75% of the average daily net assets of the Flag Investors Cash Reserve Prime Class B Shares. In addition, Alex. Brown receives a shareholder servicing fee, paid monthly, at an annual rate equal to .25% of the Flag Investors Cash Reserve Prime Class B Shares' average daily net assets. The fees set forth above were approved, as appropriate, by shareholders of the Prime Series and the Treasury Series on April 4, 1990, by shareholders of the Tax-Free Series on May 28, 1991, by the sole shareholder of the Quality Cash Reserve Prime Shares class on January 30, 1991 and by the sole shareholder of the Flag Investors Cash Reserve Prime Class B Shares class on February 27, 1995. As compensation for distribution services for the Prime and Treasury Series (except the Institutional Shares, the Quality Cash Reserve Prime Shares and the Flag Investors Cash Reserve Prime Class B Shares) for the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, Alex. Brown received from the Fund aggregate fees of 6,327,179, $4,672,018 and $4,457,422, respectively. As compensation for distribution services for the Tax-Free Series (except the Institutional Shares) for the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, Alex. Brown received from the Fund fees of $1,345,261, $838,211 and $746,743, respectively. As compensation for distribution services for the Quality Cash Reserve Prime Shares for the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, Alex. Brown received from the Fund fees of $738,961, $574,855 and $570,251, respectively.

                  Prior to February 28, 1995, sales of the Flag Investors Cash Reserve Prime Class A Shares were subject to a sales charge, a portion of which was paid as a commission to the Distributor. For the period from April 1, 1994 through February 27, 1995 and for the fiscal year ended March 31, 1995 and March 31, 1994, Alex. Brown received commissions of $376 and $1,811, respectively from sales of such Shares. Sales of the Flag Investors Cash Reserve Prime Class B Shares are subject to a contingent deferred sales charge to be paid as a commission to the Distributor.

                  Pursuant to the Distribution Agreements, Alex. Brown may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate its investment representatives, certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by Alex. Brown to its investment representatives and to certain registered securities dealers are paid by Alex. Brown out of fees received by Alex. Brown from the Fund. Specifically, Alex. Brown may compensate its investment representatives and certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. Alex. Brown may also enter into shareholder processing and servicing agreements ("Shareholder Servicing Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc. and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as "Shareholder Servicing Agents").


                  The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, Alex. Brown will engage banks as Shareholder Servicing Agents only to perform administrative and shareholder servicing functions. Management of the Fund believes that such laws should not preclude a bank from acting as a Shareholder Servicing Agent. However, judicial or administrative decisions or interpretations of such laws as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                  For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and Alex. Brown, Alex. Brown may make payments to Shareholder Servicing Agents out of its distribution fee.


                  The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by Alex. Brown. Alex. Brown will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon Alex. Brown's analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreements authorizing payments by Alex. Brown for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders, payments by Alex. Brown to its investment representatives and payments by Alex. Brown and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution. Accordingly, such Distribution Agreements (except relating to the Institutional Shares which have not adopted a plan of distribution and the Flag Investors Cash Reserve Prime Class B Shares which have adopted a separate plan of distribution) constitute written plans pursuant to Rule 12b-1 under the 1940 Act. All such plans together with the plan of distribution for the Flag Investors Cash Reserve Prime Class B Shares are hereafter collectively referred to as the "Plans." Amounts allocated to Shareholder Servicing Agents may not exceed amounts payable to Alex. Brown under the Plans with respect to shares held by or on behalf of customers of such entities.



                  The Distribution Agreements and the Plans will remain in effect from year to year provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the Distribution Agreement or any Shareholder Servicing Agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by Alex. Brown, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

                  The Distribution Agreements and Plans were most recently approved in the foregoing manner on March 26, 1997.

                  For the fiscal year ended March 31, 1996, the Fund paid $5,575,592, $1,549,949 and $1,345,261, respectively, to Alex. Brown, the Fund's distributor, pursuant to the 12b-1 plans of the Alex. Brown Cash Reserve classes of the Prime Series, Treasury Series and Tax-Free Series, respectively. Alex. Brown, in turn, paid certain distribution-related expenses including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

                  For the same period, the Fund paid $738,961 to Alex. Brown, pursuant to the 12b-1 plan of the Quality Cash Reserve Prime Shares, and $19,190 and $70 to Alex. Brown, pursuant to the 12b-1 plans of the Flag Investors Cash Reserve Prime Class A Shares and Flag Investors Cash Reserve Prime Class B Shares, respectively.

                  Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by Alex. Brown to its investment representatives or Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of any of the Distribution Agreements relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote.

                  When the Board of Directors of the Fund approved the Distribution Agreements, the Plans and the form of Shareholder Servicing Agreement, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the agreements and Plans would benefit the Fund and its shareholders.
                  During the continuance of the Plans, Alex. Brown will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by its registered account representatives or by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

                  The Plan relating to the Flag Investors Cash Reserve Prime Class B Shares may be terminated at any time without penalty. The Fund or Alex. Brown may terminate each of the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act. The services of Alex. Brown to the Fund as Distributor are not exclusive, and it is free to render similar services to others. The Fund has agreed that, should Alex. Brown cease to have Distribution Agreements with the Fund, the Fund will cease to use the words "Alex. Brown" or any trademark or identifying logotype indicating that the Fund is distributed or administered by or otherwise connected with Alex. Brown.

                  Some of the directors of the Fund are customers of, and have had normal brokerage transactions with, Alex. Brown in the ordinary course of business. All such transactions are made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

                  Alex. Brown also serves as the distributor for other mutual funds in the Flag Investors family of funds (currently: Flag Investors Telephone Income Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Intermediate-Term Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc. and Flag Investors Equity Partners Fund, Inc.

Expenses

                  Alex. Brown and ICC furnish, without cost to the Fund, the services of the President, Secretary and one or more Vice Presidents of the Fund and such other personnel as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreements, the Investment Advisory Agreements and the Sub-Advisory Agreement. PIMC (for the Tax-Free Series) and ICC (for the Prime Series and the Treasury Series) maintain, at their own expense and without cost to the Fund, trading functions in order to carry out their respective obligations to place orders for the purchase and sale of portfolio securities for the Tax-Free, Prime or Treasury Series, as appropriate. Alex. Brown bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by Alex. Brown or furnished by Alex. Brown to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

                  The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of Alex. Brown and ICC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by Alex. Brown); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by Alex. Brown, ICC or PIMC.

                  Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.

Transfer Agent, Custodian and Accounting Services

                  PNC acts as custodian for the Fund's portfolio securities and cash. PFPC Inc. ("PFPC"), an affiliate of PNC and PIMC, provides certain accounting services for the Tax-Free Series. ICC, the Fund's investment advisor, provides accounting services for the Prime Series and the Treasury Series. In addition, ICC serves as the Fund's transfer and dividend disbursing agent. PNC, PFPC and ICC receive such compensation from the Fund (or, with respect to accounting fees, from the Tax-Free, Prime or Treasury Series, as appropriate) for services in such capacities as are agreed to from time to time by PNC, PFPC, ICC and the Fund. For the fiscal year ended March 31, 1996, PNC received custodian fees of $610,914 (including reimbursement for out-of-pocket expenses) and, with respect to the Tax-Free Series, PFPC received accounting fees (including reimbursement for out-of-pocket expenses) of $63,181, respectively.

                  As compensation for providing accounting services to the Prime Series and the Treasury Series, ICC receives an annual fee, calculated daily and paid monthly as shown below.

                                             Prime and Treasury Series
     Average Net Assets             Incremental Annual Accounting Fee Per Series
     ------------------             --------------------------------------------
$          0  -  $   10,000,000               $13,000(fixed fee)
$ 10,000,000  -  $   20,000,000                        .100%
$ 20,000,000  -  $   30,000,000                        .080%
$ 30,000,000  -  $   40,000,000                        .060%
$ 40,000,000  -  $   50,000,000                        .050%
$ 50,000,000  -  $   60,000,000                        .040%
$ 60,000,000  -  $   70,000,000                        .030%
$ 70,000,000  -  $  100,000,000                        .020%
$100,000,000  -  $  500,000,000                        .015%
$500,000,000  -  $1,000,000,000                        .005%
over $1,000,000,000                                    .001%

                  In addition, the Prime Series and the Treasury Series, as appropriate, will reimburse ICC for the following out-of-pocket expenses incurred in connection with ICC's performance of accounting services for such
Series: express delivery, independent pricing and storage.

                  For the fiscal year ended March 31, 1996 and for the period from November 10, 1995 through March 31, 1995, ICC received fees of $150,692 and $58,826, respectively, for providing accounting services to the Prime Series. For the fiscal years ended March 31, 1996, March 31, 1995 and for the period from January 1, 1994 through March 31, 1994, ICC received fees of $122,841, $90,083 and $15,402, respectively, for providing accounting services to the Treasury Series. Prior to January 1, 1994, Alex. Brown provided accounting services to the Treasury Series and for the period from April 1, 1993 through December 31, 1993 received fees of $47,275.


                  As compensation for providing transfer agency services, the Fund pays ICC up to $15.17 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 1996, such fees totalled $1,105,948 for Prime Series, $234,288 for Treasury Series and $154,031 for Tax-Free Series, respectively.

                  PFPC may reimburse Alex. Brown for certain shareholder servicing functions performed by Alex. Brown.

Sub-Accounting


                  The Fund and ICC have arranged for PFPC to offer sub-accounting services to Fund shareholders and maintain information with respect to underlying owners. Investors, such as financial institutions, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Fund or ICC for these sub-accounting services.

Principal Holders of Securities

                  To Fund managements knowledge, no persons owned beneficially 5% or more of the outstanding shares of any Series of the Fund as of March 10, 1997.

                  As of March 10, 1997, the directors and officers of the Fund as a group (16 persons) owned an aggregate of less than 1% of the Fund's shares or any class thereof.


Reports

                  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements. The annual financial statements are audited by the Fund's independent accountants.

The Board of Directors has selected Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, as the Fund's independent accountants to audit the Fund's financial statements and review the Fund's federal tax returns for the fiscal year ending March 31, 1997.

                         SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions

         A complete description of the manner by which the Fund's Shares may be purchased or redeemed appears in the Prospectus for that class under the headings "How to Invest in the Fund" and "How to Redeem Shares." The Fund reserves the right to suspend the sale of Shares at any time.

                  The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Net Asset Value Determination

                  The net asset value of each of the Fund's Series is determined daily as of 12:00 noon Eastern time each day that PNC and the New York Stock Exchange are open for business.

                  For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of shares outstanding of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

                  The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under "Dividends and Taxes" below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

                  The valuation of the portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, as amended, effective June 1, 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Board of Directors to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to any class of such Series, including sales of portfolio instruments prior to maturity to realize capital maturity; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.

                               DIVIDENDS AND TAXES

Dividends

                  All of the net income earned on the Treasury Series, the Prime Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each portfolio is fixed at time of their purchase. See "Net Asset Value Determination" above.

                  Should the Fund incur or anticipate any unusual expense or loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense or loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

                  Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. If a purchase order for any Series is received by Alex. Brown after 12:00 noon Eastern time on any business day, the shareholder will receive dividends beginning the following business day. (Purchase orders for the Treasury Series or the Tax-Free Series received between 11:00 a.m. Eastern time and 12:00 noon Eastern time will be rejected.) The net income of each Series for dividend purposes is determined as of 12:00 noon Eastern time each day that the Fund is open for business and immediately prior to the determination of each Series' net asset value on that day. Dividends are declared and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

Taxes

                  The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

                  The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         1.       Generally

                  Through payment of all or substantially all of its net investment company taxable income (generally, net investment income plus net short term capital gains) plus, in the case of the Tax-Free Series, all or substantially all of its net exempt interest income, to shareholders and by meeting certain diversification of assets and other requirements of the Code, each Series expects to qualify as a regulated investment company under Subchapter M of the Code. This will enable each Series to be relieved from payment of income taxes on that portion of its net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. Each Series also intends to meet the distribution requirements of the Code to avoid the imposition of a 4% federal excise tax.


                  In order to qualify for tax treatment as a regulated investment company under the Code, each Series must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income and also must meet several additional requirements. Among those requirements are the following: (i) each Series must derive less than 30% of its gross income from gains from the sale or other disposition of stock or securities held for less than three months; (ii) each Series must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (iii) at the close of each quarter of each Series' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other registered investment companies and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Series' assets and that does not represent more than 10% of the outstanding voting securities of such issuer; (iv) at the close of each quarter of each Series' taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other registered investment companies) of any one issuer or of two or more issuers which the Series controls and which are engaged in the same, similar or related trades or businesses.

                  Each Series' policy is to distribute to its shareholders substantially all of its investment company taxable income for each year. Such dividends generally will be taxable to shareholders as ordinary income. Dividends will be subject to taxation whether paid in the form of cash or additional shares of a Series.

                  Since all of each Series' net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporate shareholders.

                  If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distribution to shareholders, and all such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction for corporate shareholders.

                  Although no Series expects to recognize any long-term capital gains, each Series' policy is to distribute substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). Any such net capital gains distributions will be taxable to shareholders as long-term capital gains regardless of how long a shareholder has held shares. An ordinary income dividend or a distribution of net capital gains received after the purchase of a Series' shares reduces the net asset value of the shares by the amount of such dividend or distribution and will be subject to income taxes.

                  Generally, when establishing an account, an investor must supply a taxpayer identification number to the Series and certify that the investor is not subject to backup withholding. Failure to do so will result in the Series' having to withhold from distributions 31% of all amounts otherwise payable. Backup withholding may also apply in certain other circumstances. The amounts withheld will be credited against the shareholder's federal income tax liability, and if withholding results in an overpayment of taxes, the shareholder may obtain a refund from the Internal Revenue Service.

                  Dividends to shareholders who are non-resident individuals or entities may be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

                  The Code imposes a 4% non-deductible federal excise tax on a regulated investment company that fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of such calendar year, plus certain other amounts. Each Series intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.

                  Any gain or loss recognized on a sale or redemption of shares of the Series by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or redemption of shares of the Series held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the capital gain distribution.

                  Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, or local taxes.

         2.       Additional Considerations for Tax-Free Series

                  The following additional considerations relate to the Tax-Free Series. The Tax-Free Series intends to invest in sufficient Municipal Securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Code) to shareholders. The Tax-Free Series' dividends payable from net tax-exempt interest earned from Municipal Securities will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year of the Series, at least 50% of the value of the Series' total assets consists of Municipal Securities. In addition, the Series must distribute an amount equal to at least the sum of 90% of the net exempt-interest income and 90% of the investment company taxable income earned by the Series during the taxable year.

                  Exempt-interest dividends distributed to shareholders are not includable in the shareholders' gross income for regular federal income tax purposes. However, while such interest is exempt from regular federal income tax, it may be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code and in the case of corporate shareholders, the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax will be imposed at rates of up to 28% in the case of noncorporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain Municipal Securities that are "private activity bonds" which are issued after August 7, 1986, will generally constitute an item of tax preference (and therefore potentially be subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. The Fund intends, when possible, to avoid investing in such Municipal Securities. Second, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, or whether derived from private activity bonds, must be taken into account by corporate taxpayers in determining the amount of their "adjusted current earnings," as defined in Section 56(g) of the Code, which is used in calculating their alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

                  The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Series and will be applied uniformly to all dividends declared with respect to the Series during that year. This percentage may differ from the actual percentage for any particular day.

                  As noted, it is the present policy of the Series to invest only in securities the interest on which is exempt from federal tax. However, distributions of net investment income received by the Series from investments in debt securities other than Municipal Securities and any net realized short-term capital gains distributed by the Series will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Further, any distribution of net capital gains (the excess of net long-term capital gains over net short-term capital losses), such as gains from the sale of Municipal Securities held by the Series for more than one year, will generally constitute taxable long-term capital gains to shareholders.

                  Interest on indebtedness which is incurred or continued to purchase or carry shares of an investment company which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual, depending upon the individual's "modified adjusted gross income", which includes exempt-interest dividends. Further, the Tax-Free Series may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such persons should consult with their own tax advisors before investing in the Tax-Free Series.


                  Issuers of Municipal Securities (or the beneficiary of Municipal Securities) may have made certain representations or covenants in connection with the issuance of such Municipal Securities to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such Municipal Securities. Exempt-interest dividends derived from such Municipal Securities may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such Municipal Securities (or the beneficiary of such Municipal Securities) fails to comply with such covenants.


                  Receipt of exempt-interest dividends may also result in collateral federal tax consequences to certain taxpayers. Prospective investors should consult their own tax advisors as to such consequences.

                                  CURRENT YIELD

                  Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 1996. The Institutional Tax-Free Shares were not offered in any period ended March 31, 1996.

Series or class                                 Current Yield    Effective Yield    Taxable-Equivalent Yield***
---------------                                 -------------    ---------------    ------------------------
Prime Series*                                       4.72%             4.83%                    N/A
Institutional Prime Shares                          4.97%             5.10%                    N/A
Quality Cash Reserve Prime Shares                   4.50%             4.60%                    N/A
Flag Investors Cash Reserve Prime B Shares          4.72%             4.83%                    N/A
Treasury Series**                                   4.46%             4.55%                    N/A
Institutional Treasury Shares                       4.73%             4.84%                    N/A
Tax-Free Series                                     2.75%             2.80%                    4.06%

-----------------------
* Other than the Institutional, Quality Cash Reserve Prime Shares or Flag Investors Cash Reserve Prime Class B Shares.
**     Other than the Institutional Shares.
***    Assumes a tax rate of 31%.

                  The yield for each Series of the Fund can be obtained by calling your sub-distributor or Alex. Brown at (410) 895-5995. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

                  The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. In addition, the Fund may furnish a quotation of the Tax-Free Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for either Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.

                       INVESTMENT PROGRAM AND RESTRICTIONS

                  Information concerning the Fund's investment program is discussed in the Fund's Prospectus.

                  Each Series may invest in instruments that have certain minimum ratings of either Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P") as permitted by the investment objective, policies and restrictions of each such Series. See "Investment Program" in the Prospectus. Investments of commercial paper may be precluded unless a particular instrument is an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines "Eligible Security" as follows:

                  (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(2) in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                  (ii)  a security:

                        (A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

                        (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now

---------------
(2) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliates, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

                  comparable in priority and security with the security, in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

                  (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                        (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                        (B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security(3) is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

                  The following is a description of the minimum ratings of Moody's and S&P for instruments in which each Series may invest.

Commercial Paper Ratings

                  Moody's - The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P- 2 or P-3.

                  S & P - Commercial paper rated A-1+ or A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.


-----------------
(3) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

Short Term Debt Ratings

                  Moody's - State and municipal notes, as well as other short-term obligations, are assigned a Moody's Investment Grade (MIG) rating. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in evaluating bond risk may be less important over the short run.

                                      MIG 1

                  Notes bearing this designation are of the best quality. Notes are enjoying strong "protection" by established cash flows, superior liquidity support or a demonstrated broad-based access to the market for refinancing.

                                      MIG 2

                  Notes bearing this designation are of high quality. Margins of protection are ample although not as large as in the preceding group.

                  S&P - The note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will receive a note rating. Notes rated "SP-1" have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.

Tax-Exempt Demand Ratings

                  Moody's - Issues which have demand features (i.e., variable rate demand obligations) are assigned a VMIG symbol. This symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity, and payment relying on external liquidity. The VMIG rating is modified by the numbers 1, 2 or 3. VMIG1 represents the best quality in the VMIG category, VMIG2 represents high quality, and VMIG3 represents favorable quality.

                  S&P - "dual" ratings are assigned to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are used to denote the put option (e.g., "AAA/A-1+").

Investment Restrictions

                  The most significant investment restrictions applicable to the Fund's investment program are set forth in the Prospectus under the heading "Investment Program - Investment Restrictions." Additionally, as a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in this Statement of Additional Information under the heading "General Information About the Fund"), no Series will:

                  (1) buy common stocks or voting securities or invest in companies for the purpose of exercising control or management; (2) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of a Series' total assets at the time of borrowing or entering into a reverse repurchase agreement; (3) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting; (4) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein); (5) purchase oil, gas or mineral interests (a Series may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals); (6) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or (7) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

                  The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund. No Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.

                             PORTFOLIO TRANSACTIONS

                  ICC and PIMC, for the Tax-Free Series, (the "Advisors") are responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, the Fund incurred no brokerage commissions.

                  The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and the amortized cost method of valuing portfolio securities requires that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

                  The Advisors' primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisors may, at their discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisors to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisors with clients other than the Fund. Similarly, any research services received by the Advisors through placement of portfolio transactions of other clients may be of value to the Advisors in fulfilling their obligations to the Fund. The Advisors are of the opinion that the material received is beneficial in supplementing their research and analysis, and, therefore, may benefit the Fund by improving the quality of their investment advice. The advisory fee paid by the Fund is not reduced because the Advisors receive such services. During the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, the Advisors directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

                  The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 1996, the Fund held a 5.37% repurchase agreement issued by Goldman Sachs & Co. valued at $83,000,000 and a 5.33% repurchase agreement issued by Morgan Stanley & Co. valued at $100,000,000.

                  The Advisors and their affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisors. The Advisors may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                  Portfolio securities will not be purchased from or sold to or through any "affiliated person" of the Advisors, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisors will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with Alex. Brown.

                  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisors. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund. Additionally, such purchases and sales are subject to the following conditions:

                  (1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

                  (2) Each security to be purchased or sold by the Fund will be:
                  (i) consistent with the Fund's investment policies and objectives; (ii) consistent with the interests of the Fund's shareholders; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

                  (3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and

                  (4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.

                              FINANCIAL STATEMENTS

                  See next page.

ALEX. BROWN CASH RESERVE FUND, INC.
PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets
March 31, 1996

                                                Rating (a)
                                            -----------------         Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- 87.5%(b)
Automobiles & Trucks -- 4.9%
   Ford Motor Credit Corp.
     5.50%  4/1/96  ......................  A-1        P-1         $15,000     $ 15,000,000
   PACCAR Financial Corp.
     5.32%  4/18/96  .....................  A-1+       P-1          11,000       10,972,366
     5.30%  4/24/96  .....................  A-1+       P-1          10,000        9,966,139
     5.03%  5/16/96  .....................  A-1+       P-1           5,000        4,968,562
     5.03%  5/23/96  .....................  A-1+       P-1          11,000       10,920,079
   Toyota Motor Credit Corp.
     5.31%  4/22/96  .....................  A-1+       P-1          30,000       29,907,075
     5.30%  5/2/96  ......................  A-1+       P-1          15,450       15,379,488
     5.00%  5/20/96  .....................  A-1+       P-1          15,000       14,897,917
     5.00%  5/22/96  .....................  A-1+       P-1          15,000       14,893,750
                                                                               ------------
                                                                                126,905,376
                                                                               ------------
Beverages -- 1.9%
   Anheuser-Busch Companies, Inc.
     5.34%  4/18/96  .....................  A-1+       P-1          15,000       14,962,175
     4.90%  10/21/96  ....................  A-1+       P-1          20,000       19,447,389
     4.75%  10/28/96  ....................  A-1+       P-1          15,000       14,584,375
                                                                               ------------
                                                                                 48,993,939
                                                                               ------------
Chemicals, General -- 2.1%
   E.I. duPont de Nemours
     5.31%  4/29/96  .....................  A-1+       P-1          25,000       24,896,750
     5.02%  6/17/96  .....................  A-1+       P-1          15,000       14,833,167
     5.03%  7/19/96  .....................  A-1+       P-1           5,000        4,923,851
     5.50%  8/1/96  ......................  A-1+       P-1          10,000        9,813,611
                                                                               ------------
                                                                                 54,467,379
                                                                               ------------
Chemicals, Specialty -- 1.3%
   Air Products & Chemicals
     5.48%   4/16/96  ....................  A-1        P-1           9,000        8,979,450
     5.35%   6/17/96  ....................  A-1        P-1          15,000       14,828,354
     5.125%  7/11/96  ....................  A-1        P-1           9,000        8,870,594
                                                                               ------------
                                                                                 32,678,398
                                                                               ------------
Computer & Office Equipment -- 7.9%
   Hewlett-Packard
     5.35%  4/18/96  .....................  A-1+           P-1      10,000        9,974,736
     5.24%  4/19/96  .....................  A-1+           P-1      10,000        9,973,800
     5.22%  4/26/96  .....................  A-1+           P-1      20,500       20,425,687
     4.97%  6/19/96  .....................  A-1+           P-1      10,000        9,890,936
     4.95%  6/25/96  .....................  A-1+           P-1      15,000       14,824,688
     5.04%  7/19/96  .....................  A-1+           P-1       9,750        9,601,215


PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                 Rating (a)
                                             -----------------        Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- continued
Computer & Office Equipment -- continued
   Pitney Bowes Credit Corp.
     5.24%  4/18/96  .....................  A-1+         P-1       $10,000       $  9,975,256
     5.11%  4/30/96  .....................  A-1+         P-1        15,000         14,938,254
     5.14%  5/2/96  ......................  A-1+         P-1        10,000          9,955,739
     5.02%  10/3/96  .....................  A-1+         P-1        15,000         14,613,042
     5.03%  10/3/96  .....................  A-1+         P-1        15,000         14,612,271
     5.02%  10/4/96  .....................  A-1+         P-1        20,000         19,481,267
     5.04%  10/4/96  .....................  A-1+         P-1        17,000         16,557,320
   Xerox Credit Corp.
     5.10%  5/8/96  ......................  A-1          P-1        20,000         19,895,167
     5.05%  8/29/96  .....................  A-1          P-1        10,000          9,789,583
                                                                               --------------
                                                                                  204,508,961
                                                                               --------------
Credit Unions -- 2.5%
   Central Corp. Credit
     5.39%  4/15/96  .....................  A-1+         P-1        24,225         24,174,222
   Mid-States Corporate Federal Credit
    Union
     5.33%  4/12/96  .....................  A-1+         P-1        18,000         17,970,685
     5.33%  4/23/96  .....................  A-1+         P-1         8,000          7,973,942
   U.S. Central Credit Union
     5.30%  4/17/96  .....................  A-1+         P-1        15,000         14,964,667
                                                                               --------------
                                                                                   65,083,516
                                                                               --------------
Defense & Aircraft -- 2.1%
   Rockwell International Corp.
     5.31%  4/30/96  .....................  A-1+         P-1        55,000         54,764,939
                                                                               --------------
Electrical & Electronics -- 2.9%
   General Electric Company
     5.43%  4/4/96  ......................  A-1+         P-1        25,000         24,988,687
     5.42%  5/2/96  ......................  A-1+         P-1        25,000         24,883,319
     5.07%  5/3/96  ......................  A-1+         P-1        10,000          9,954,933
   Motorola Inc.
     5.06%  4/25/96  .....................  A-1+         P-1        15,000         14,949,400
                                                                               --------------
                                                                                   74,776,339
                                                                               --------------
Electric Utility -- 1.4%
   Indianapolis Power & Light
     5.17%  4/2/96  ......................  A-1+         P-1        10,700         10,698,463
   Northern States Power
     5.35%  4/17/96  .....................  A-1+         P-1        25,000         24,940,556
                                                                               --------------
                                                                                   35,639,019
                                                                               --------------

PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                 Rating (a)
                                             -----------------        Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- continued
Entertainment -- 2.6%
   Walt Disney Co. .......................
     5.18%  7/15/96  .....................  A-1          P-1       $10,000       $  9,848,917
     5.18%  8/14/96  .....................  A-1          P-1        15,000         14,708,625
     5.20%  9/10/96  .....................  A-1          P-1        20,000         19,532,000
     5.18%  12/6/96  .....................  A-1          P-1        10,000          9,641,717
     5.18%  12/9/96  .....................  A-1          P-1        15,000         14,456,100
                                                                               --------------
                                                                                   68,187,359
                                                                               --------------
Finance/Commercial -- 0.4%
   CIT Group Holdings Inc.
     5.32%  4/8/96  ......................  A-1          P-1        10,000          9,989,656
                                                                               --------------
Finance/Consumer -- 2.2%
   USAA Capital Corp.
     5.32%  4/3/96  ......................  A-1+         P-1         7,000          6,997,931
     5.12%  4/10/96  .....................  A-1+         P-1        15,000         14,980,800
     5.02%  5/20/96  .....................  A-1+         P-1        10,000          9,931,672
     5.05%  6/6/96  ......................  A-1+         P-1         8,500          8,421,304
     5.05%  6/14/96  .....................  A-1+         P-1        18,006         17,819,088
                                                                               --------------
                                                                                   58,150,795
                                                                               --------------
Finance/Diversified -- 0.5%
   General Electric Capital Corp.
     5.15%  4/4/96  ......................  A-1+         P-1        12,000         11,994,850
                                                                               --------------
Food -- 6.0%
   Campbell Soup Co.
     5.34%  6/6/96  ......................  A-1+         P-1        25,000         24,755,250
     4.98%  10/4/96  .....................  A-1+         P-1        10,000          9,742,700
   Cargill, Inc.
     5.35%  4/2/96  ......................  A-1+         P-1        10,000          9,998,514
     5.08%  4/30/96  .....................  A-1+         P-1         8,000          7,967,262
     5.02%  5/8/96  ......................  A-1+         P-1        10,000          9,948,406
     5.02%  5/20/96  .....................  A-1+         P-1        10,000          9,931,672
     5.23%  6/17/96  .....................  A-1+         P-1        10,000          9,888,136
     5.23%  6/18/96  .....................  A-1+         P-1        20,000         19,773,367
   H.J.Heinz
     5.37%  4/1/96  ......................  A-1          P-1        10,000         10,000,000
   Hershey Foods
     5.10%  4/26/96  .....................  A-1+         P-1        20,000         19,929,167
   Kellogg Company
     5.09%  4/16/96  .....................  A-1+         P-1         4,122          4,113,258
     5.25%  6/3/96  ......................  A-1+         P-1        21,000         20,807,062
                                                                               --------------
                                                                                  156,854,794
                                                                               --------------

PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                 Rating (a)
                                             -----------------        Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- continued
Household Products -- 5.8%
   Clorox Company ........................
     5.33%  4/8/96  ......................  A-1+         P-1       $20,000       $ 19,979,272
     5.30%  4/22/96  .....................  A-1+         P-1        15,000         14,953,625
     5.03%  5/28/96  .....................  A-1+         P-1         5,000          4,960,179
   Colgate-Palmolive Co.
     5.35%  4/4/96  ......................  A-1          P-1        15,000         14,993,313
     5.09%  7/12/96  .....................  A-1          P-1        10,000          9,855,783
   Procter & Gamble Co.
     5.23%  4/12/96  .....................  A-1+         P-1        18,200         18,170,915
     5.23%  4/17/96  .....................  A-1+         P-1        15,000         14,965,133
     5.07%  5/13/96  .....................  A-1+         P-1        14,000         13,917,190
     5.07%  6/11/96  .....................  A-1+         P-1        20,000         19,800,017
     5.00%  6/12/96  .....................  A-1+         P-1         9,000          8,910,000
     5.07%  6/14/96  .....................  A-1+         P-1        12,000         11,874,940
                                                                               --------------
                                                                                  152,380,367
                                                                               --------------
Insurance, Property & Casualty -- 4.3%
   A.I. Credit Corp.
     5.00%  5/7/96  ......................  A-1+         P-1        15,000         14,925,000
     5.00%  5/13/96  .....................  A-1+         P-1        20,000         19,883,333
   AIG Funding Inc.
     5.30%  4/19/96  .....................  A-1+         P-1        15,000         14,960,250
     5.30%  5/20/96  .....................  A-1+         P-1        10,000          9,927,861
     5.20%  7/31/96  .....................  A-1+         P-1        15,000         14,737,833
   Chubb Capital Corp.
     5.55%  4/12/96  .....................  A-1+         P-1        24,200         24,160,473
   Marsh & McLennan Companies Inc.
     5.15%  9/27/96  .....................  A-1+         P-1        15,000         14,615,896
                                                                               --------------
                                                                                  113,210,646
                                                                               --------------
Integrated Oil -- 3.7%
   Amoco Co.
     5.18%  4/18/96  .....................  A-1+         P-1        17,106         17,064,157
   Exxon Imperial U.S. Inc.
     5.28%  4/17/96  .....................  A-1+         P-1        25,000         24,941,422
     5.30%  4/26/96  .....................  A-1+         P-1        30,000         29,889,583
   Shell Oil Co.
     5.37%  4/4/96  ......................  A-1+         P-1        25,000         24,988,812
                                                                               --------------
                                                                                   96,883,974
                                                                               --------------
Oil Transportation -- 0.6%
   Colonial Pipeline
     5.25%  4/11/96  .....................  A-1+         P-1         6,600          6,590,375
     5.12%  4/12/96  .....................  A-1+         P-1        10,000          9,984,356
                                                                               --------------
                                                                                   16,574,731
                                                                               --------------

PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                 Rating (a)
                                             -----------------        Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- continued
Paper -- 1.3%
   Kimberly-Clark Corp. ..................
     5.13%  4/19/96  .....................  A-1+         P-1       $ 5,850       $  5,834,995
     5.30%  5/1/96  ......................  A-1+         P-1        20,000         19,911,667
     5.27%  5/7/96  ......................  A-1+         P-1         8,000          7,957,840
                                                                               --------------
                                                                                   33,704,502
                                                                               --------------
Pharmaceuticals -- 8.9%
   Abbott Laboratories
     5.33%  4/25/96  .....................  A-1+         P-1        20,000         19,928,933
   Eli Lilly & Co.
     5.11%  4/23/96  .....................  A-1+         P-1        15,000         14,953,158
     5.30%  5/23/96  .....................  A-1+         P-1        10,000          9,923,444
     4.92%  6/17/96  .....................  A-1+         P-1        10,000          9,894,767
     5.21%  6/20/96  .....................  A-1+         P-1        15,000         14,826,333
     4.95%  8/20/96  .....................  A-1+         P-1        15,000         14,709,187
     4.78%  8/22/96  .....................  A-1+         P-1        10,000          9,810,128
   Pfizer Inc.
     5.15%  4/4/96  ......................  A-1+         P-1         3,000          2,998,713
     5.13%  4/17/96  .....................  A-1+         P-1        20,000         19,954,400
   Schering-Plough Corp.
     5.25%  5/24/96  .....................  A-1+         P-1        20,000         19,845,417
   Warner-Lambert Co.
     5.25%  6/10/96  .....................  A-1+         P-1        15,000         14,846,875
     5.33%  6/12/96  .....................  A-1+         P-1        12,200         12,069,948
     5.35%  6/18/96  .....................  A-1+         P-1        25,000         24,710,208
     5.03%  7/30/96  .....................  A-1+         P-1        14,500         14,256,883
     5.05%  7/30/96  .....................  A-1+         P-1        10,000          9,831,667
     4.80%  8/8/96  ......................  A-1+         P-1        10,000          9,828,000
     4.87%  9/3/96  ......................  A-1+         P-1        10,000          9,790,319
                                                                               --------------
                                                                                  232,178,380
                                                                               --------------
Publishing -- 6.8%
   Dun & Bradstreet Corp.
     5.30%  5/21/96  .....................  A-1+         P-1        20,000         19,852,778
   Gannett Co.
     5.22%  4/9/96  ......................  A-1          P-1        30,000         29,965,200
     5.30%  4/11/96  .....................  A-1          P-1        26,200         26,161,428
     5.27%  4/17/96  .....................  A-1          P-1        25,000         24,941,444
   Knight-Ridder Inc.
     5.60%  4/2/96  ......................  A-1+         P-1        25,000         24,996,111
     5.25%  4/26/96  .....................  A-1+         P-1        10,000          9,963,542
     5.07%  5/28/96  .....................  A-1+         P-1        25,000         24,799,312
   McGraw-Hill, Inc.
     5.50%  4/4/96  ......................  A-1          P-1         7,500          7,496,563
   RR Donnelley & Sons
     5.25%  4/26/96  .....................  A-1+         P-1        10,000          9,963,542
                                                                               --------------
                                                                                  178,139,920
                                                                               --------------

PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                 Rating (a)
                                             ------------------       Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- continued
Railroad -- 1.5%
   Norfolk Southern Corporation
     5.03%  6/7/96  ......................  A-1+         P-1       $12,500       $ 12,382,983
     5.23%  6/21/96  .....................  A-1+         P-1        26,364         26,053,762
                                                                               --------------
                                                                                   38,436,745
                                                                               --------------
Retail, Specialty -- 2.0%
   Toys "R" Us
     5.30%  4/26/96  .....................  A-1          P-1        27,000         26,900,625
     5.37%  5/6/96  ......................  A-1          P-1        25,000         24,869,479
                                                                               --------------
                                                                                   51,770,104
                                                                               --------------
Structured Finance -- 6.5%
   CIESCO, L.P.
     5.32%  4/11/96  .....................  A-1+         P-1        25,000         24,963,014
     5.15%  5/8/96  ......................  A-1+         P-1        40,000         39,788,278
     5.07%  5/23/96  .....................  A-1+         P-1        15,000         14,890,150
   Corporate Asset Funding Company, Inc.
     5.15%  4/4/96  ......................  A-1+         P-1        30,000         29,987,125
     5.38%  4/22/96  .....................  A-1+         P-1        20,000         19,937,233
     5.15%  5/2/96  ......................  A-1+         P-1        20,000         19,911,306
     5.27%  5/23/96  .....................  A-1+         P-1        20,000         19,847,756
                                                                               --------------
                                                                                  169,324,862
                                                                               --------------
Telephone -- 7.0%
   AT&T
     5.50%  4/10/96  .....................  A-1+         P-1        10,000          9,986,250
     5.30%  4/30/96  .....................  A-1+         P-1        15,000         14,935,958
     5.18%  7/9/96  ......................  A-1+         P-1        15,000         14,786,325
   Ameritech Capital Funding Corp.
     5.07%  6/6/96  ......................  A-1+         P-1        30,000         29,721,150
     5.02%  6/7/96  ......................  A-1+         P-1        20,000         19,813,144
     5.20%  12/10/96  ....................  A-1+         P-1        15,000         14,451,833
   Ameritech Corp.
     5.14%  4/12/96  .....................  A-1+         P-1        10,000          9,984,294
   BellSouth Capital Fund
     5.00%  5/7/96  ......................  A-1+         P-1        15,000         14,925,000
   BellSouth Telecommunications
     5.16%  4/23/96  .....................  A-1+         P-1        18,300         18,242,294
   GTE North Inc.
     5.48%  4/9/96  ......................  A-1+         P-1        20,000         19,975,644
   Southwestern Bell Telephone Co.
     5.32%  6/7/96  ......................  A-1+         P-1        15,000         14,851,483
                                                                               --------------
                                                                                  181,673,375
                                                                               --------------

PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                 Rating (a)
                                             ------------------       Par
                                              S&P      Moody's       (000)         Value
                                             ------   ---------    ---------   --------------
COMMERCIAL PAPER -- continued
Waste Management -- 0.4%
   WMX Technologies
     4.78%  11/1/96  .....................  A-1          P-1       $ 10,000     $    9,715,856
                                                                               ---------------
        TOTAL COMMERCIAL PAPER ...........                                       2,276,988,782
                                                                               ---------------
VARIABLE RATE NOTE -- 1.9%
   Coca-Cola Master Note
     5.382%(c) 7/22/96  ..................  A-1+         P-1         50,000         50,000,000
                                                                               ---------------
FEDERAL HOME LOAN BANK -- 0.6%
   FHLB
     5.18%  4/24/96  .....................  AAA           --         15,000         14,950,358
                                                                               ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.1%
   FNMA
    Discount Note
     5.30%  4/16/96  .....................  --           P-1         25,000         24,944,792
     5.18%  5/2/96  ......................  --           P-1         15,000         14,933,092
     4.95%  9/5/96  ......................  --           P-1         10,000          9,784,125
    Note
     5.68%  10/7/96  .....................  AAA          Aaa         20,000         20,017,657
     5.39%  12/4/96  .....................  AAA          Aaa         10,000         10,016,832
                                                                   ---------   ---------------
        TOTAL FEDERAL NATIONAL MORTGAGE
          ASSOCIATION  ...................                           80,000         79,696,498
                                                                   ---------   ---------------
REPURCHASE AGREEMENTS -- 7.0%(d)
   Goldman Sachs & Co.
     5.37%(e)  4/1/96  ...................  --            --         83,000         83,000,000
   Morgan Stanley & Co.
     5.33%(f)  4/1/96  ...................  --            --        100,000        100,000,000
                                                                               ---------------
        TOTAL REPURCHASE AGREEMENTS  ...........................                   183,000,000
                                                                               ---------------
TOTAL INVESTMENTS -- 100.1% ...................................                 $2,604,635,638(g)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (0.1%) ..........                     (1,855,863)
                                                                               ---------------
NET ASSETS -- 100.0% ..........................................                 $2,602,779,775
                                                                               ===============

PRIME SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                                       Value
                                                                       -----
Net Asset Value, Offering and Redemption Price Per:
  Prime Share
  ($2,386,681,216 / 2,386,684,392 shares outstanding)...............   $1.00
                                                                       =====
 Flag Investors Class A Share
  ($5,976,831 / 5,976,824 shares outstanding).......................   $1.00
                                                                       =====
 Flag Investors Class B Share
  ($10,200 / 10,200 shares outstanding).............................   $1.00
                                                                       =====
 Institutional Prime Share
  ($53,699,315 / 53,699,535 shares outstanding).....................   $1.00
                                                                       =====
 Quality Cash Reserve Prime Share
  ($156,412,213 / 156,412,393 shares outstanding)...................   $1.00
                                                                       =====


------
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are not covered by the Independent Accountant's Report.

(b) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.

(c) Master note is payable upon demand by the Fund with no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1996.

(d) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.

(e) Dated 3/29/96 to be repurchased on 4/1/96, collateralized by U.S. Treasury Notes with a market value of $84,660,143.

(f) Dated 3/29/96 to be repurchased on 4/1/96, collateralized by U.S. Treasury Notes with a market value of $102,042,479.

(g)  Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
  Aaa      Bonds that are judged to be of the best quality.
  P-1      Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
  AAA      These are obligations of the highest quality.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
TREASURY SERIES
-------------------------------------------------------------------------------
Statement of Net Assets
March 31, 1996

                                                        Maturity       Par
                                                          Date        (000)          Value
                                                        --------      -----          -----
U.S. TREASURY SECURITIES -- 99.5%
     U.S. Treasury Bills(a) -- 70.0%
          4.900%  ..................................     4/4/96      $20,000      $ 19,991,833
          5.000%  ..................................     4/4/96       20,000        19,991,667
          5.035%  ..................................    4/11/96       36,000        35,949,650
          4.900%  ..................................    4/18/96        8,300         8,280,795
          4.990%  ..................................    4/18/96       12,300        12,271,017
          5.000%  ..................................    4/18/96       44,700        44,594,458
          5.230%  ..................................    4/25/96       14,200        14,150,489
          4.790%  ..................................     5/2/96       15,800        15,734,829
          4.940%  ..................................     5/2/96        8,600         8,563,417
          4.975%  ..................................     5/2/96        8,000         7,965,728
          4.985%  ..................................     5/2/96       10,500        10,454,927
          5.045%  ..................................     5/2/96        9,000         8,960,901
          5.200%  ..................................     5/2/96        9,500         9,457,461
          5.245%  ..................................     5/2/96        8,600         8,561,158
          4.840%  ..................................     5/9/96        5,000         4,974,456
          4.955%  ..................................     5/9/96       20,500        20,392,779
          4.980%  ..................................     5/9/96       10,000         9,947,433
          4.985%  ..................................     5/9/96        3,000         2,984,214
          4.745%  ..................................    5/16/96       16,200        16,103,914
          4.950%  ..................................    5/16/96       20,000        19,876,250
          5.000%  ..................................    5/16/96        4,000         3,975,000
          4.930%  ..................................    5/23/96       45,600        45,275,277
          4.750%  ..................................    5/30/96        7,600         7,540,836
          4.755%  ..................................    5/30/96       15,000        14,883,106
          4.730%  ..................................     6/6/96        7,600         7,534,095
          4.850%  ..................................     6/6/96       21,500        21,308,829
          4.880%  ..................................     6/6/96        1,500         1,486,580
          4.910%  ..................................     6/6/96       29,400        29,135,351
          4.955%  ..................................    6/20/96        6,500         6,428,428
          4.950%  ..................................     7/5/96        8,500         8,388,969
          4.965%  ..................................    7/11/96        2,500         2,465,176
          4.990%  ..................................    7/11/96        3,400         3,352,401
          4.980%  ..................................    7/25/96        9,500         9,348,871
          5.000%  ..................................    7/25/96        5,000         4,920,139
          5.055%  ..................................    7/25/96       38,200        37,583,150
                                                                                  ------------
     Total U.S. Treasury Bills  ....................                               502,833,584
                                                                                  ------------

TREASURY SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)
March 31, 1996

                                                        Maturity       Par
                                                          Date        (000)          Value
                                                        --------      -----          -----
     U.S. TREASURY SECURITIES -- continued
     U.S. Treasury Notes -- 29.5%
          5.500%  ..................................    4/30/96      $110,000    $  110,039,830
          4.250%  ..................................    5/15/96        20,000        19,972,141
          7.375%  ..................................    5/15/96        31,700        31,784,833
          5.875%  ..................................    5/31/96        15,000        15,019,026
          7.625%  ..................................    5/31/96        15,000        15,056,100
          7.875%  ..................................    7/15/96        20,000        20,147,390
                                                                                  -------------
     Total U.S. Treasury Notes  ....................                                212,019,320
                                                                                  -------------
          TOTAL U.S. TREASURY SECURITIES  ..........                                714,852,904
                                                                                  -------------

TOTAL INVESTMENTS -- 99.5%  ........................                                714,852,904(b)
OTHER ASSETS LESS LIABILITIES, NET -- 0.5%  ........                                  3,784,011
                                                                                  -------------
NET ASSETS -- 100.0%  ..............................                             $  718,636,915
                                                                                  =============
Net Asset Value, Offering and Redemption Price Per:
 Treasury Share
  ($666,814,158 / 666,762,028 shares outstanding)  .                                      $1.00
                                                                                          =====
 Institutional Treasury Share
  ($51,822,757 / 51,813,226 shares outstanding)  ...                                      $1.00
                                                                                          ======

------
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.
(b)  Aggregate cost for financial reporting and federal tax purposes.


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)        Value
                                                           --------   ---------    --------   ------------
ALABAMA -- 2.7%
 Health Care Facility Authority of The City of Huntsville,
  Health Care Facilities Revenue Series 1994-B (MBIA
  Insurance)
   3.30%  4/7/96 (b)  ...................................     A-1+          --       $ 5,100     $ 5,100,000
 Homewood Educational Building Authority (Sanford
  University), Series 1988 A (First Alabama Bank LOC)
   3.50%  4/7/96 (b)  ...................................      --        VMIG-1        4,720       4,720,000
 Homewood Educational Building Authority (Sanford
  University), Series 1988 B (First Alabama Bank LOC)
   3.50%  4/7/96 (b)  ...................................      --        VMIG-1        5,665       5,665,000
                                                                                                ------------
                                                                                                  15,485,000
                                                                                                ------------
 ALASKA -- 1.8%
  City of Valdez, Marine Terminal Revenue Refunding Bonds
   (Arco Transportation Alaska, Inc. Project)
    3.30%  6/10/96 (c)  ..................................     A-1       VMIG-1       10,500      10,500,000
                                                                                                ------------
 ARIZONA -- 2.4%
  Salt River Project, Agricultural Improvement and Power
   District
    3.35%  8/14/96 (c)  ..................................     A-1+         P-1       13,698      13,698,000
                                                                                                ------------
 ARKANSAS -- 1.4%
  Arkansas State Development Health Care Authority
   Facilities (Sisters of Mercy) (Abm-AMRO Bank N.V. LOC)
    3.40%  4/7/96 (b)  ...................................     A-1+      VMIG-1        8,100       8,100,000
                                                                                                ------------
 COLORADO -- 7.3%
  Colorado Health Facilities Authority, Hospital Revenue,
   Adjustable Rate (Sisters of Charity)
    3.35%  4/7/96 (b)  ...................................     A-1+      VMIG-1        6,000       6,000,000
  Colorado State Housing Finance Authority, Multi-Family
   Housing Bonds -- Winridge Project (SunTrust Bank LOC)
    3.40%  4/7/96 (b)  ...................................     A-1+         --         7,000       7,000,000
  Colorado TRAN
    4.50%  6/27/96 (c)  ..................................    SP-1+         --        15,000      15,026,465
    4.50%  6/27/96 (c)  ..................................    SP-1+         --         4,400       4,411,890

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)          Value
                                                           --------   ---------    --------   ------------
COLORADO -- continued
  Moffat County Pollution Control Revenue Bonds, Series
  1984 (Tri-State)
  3.40%  4/7/96 (b)  ...................................     A-1+       P-1        $ 9,100     $ 9,100,000
                                                                                              ------------
                                                                                                41,538,355
                                                                                              ------------
FLORIDA -- 3.1%
 Sunshine State Government Financing Authority,
  Commercial Paper Notes
  3.35%  4/30/96  ......................................     A-1+        --          3,000       3,000,000
  3.45%  8/13/96 (c)  ..................................      --         --          8,975       8,975,000
  3.40%  8/14/96 (c)  ..................................     A-1+        --          5,700       5,700,000
                                                                                              ------------
                                                                                                17,675,000
                                                                                              ------------
GEORGIA -- 6.0%
 Cobb County Housing Authority RB (Post Mill Project)
  Series 1995 DN (FNMA LOC)
  3.35%  4/7/96 (b)  ...................................     A-1+        --          7,000       7,000,000
 Dekalb County Housing Authority, Multifamily Clairmont
  Crest Project (FNMA LOC)
  3.30%  4/7/96 (b)  ...................................     A-1+        --          4,000       4,000,000
 Georgia Municipal Association, Pooled Bonds
 (MBIA Insurance)
  3.20%  4/7/96 (b)  ...................................     A-1+      VMIG-1       12,100      12,100,000
 Smyrna Housing Authority RB (Post Valley Project)
  Series 1995 DN (FNMA LOC)
  3.35%  4/7/96 (b)  ...................................     A-1+        --         11,000      11,000,000
                                                                                              ------------
                                                                                                34,100,000
                                                                                              ------------
IDAHO -- 1.2%
 Idaho Health Facility Authority (Holy Cross Health
 System)
  3.35%  4/7/96 (b)  ...................................     A-1+      VMIG-1        7,000       7,000,000
                                                                                              ------------
ILLINOIS -- 11.5%
 Illinois Development Finance Authority PCRB Commonwealth
  Edison CO Project, Series 94C (Abm-AMRO Bank N.V. LOC)
  3.30%  4/7/96 (b)  ...................................     A-1+       P-1         15,500      15,500,000
 Illinois Education Facility Authority, Museum of Science
  and Industry (Northern Trust LOC)
  3.40%  4/5/96 (b)  ...................................      --       VMIG-1        1,300       1,300,000

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)          Value
                                                           --------   ---------    --------   ------------
ILLINOIS -- continued
 Illinois Health Facilities Authority, Gottlieb Health
  Resources (Harris Trust LOC)
  3.40%  4/7/96 (b)  ...................................    --        VMIG-1      $ 9,900      $ 9,900,000
 Illinois Health Facilities Authority, Revenue Bonds
  (Rush-Presbyterian-St. Luke's Medical Center)
  3.35%  4/30/96 (c)  ..................................    A-1+      VMIG-1        3,000        3,000,000
 Illinois Health Facilities Authority, Variable Rate
  Demand Revenue Bonds, Revolving Fund Pooled Financing
  Program (The University of Chicago Project)
  3.25%  8/6/96 (c)  ...................................    A-1+      VMIG-1       11,400       11,400,000
 Illinois Health Facility Authority, Carle Foundation
  Project (FGIC Insurance)
  3.40%  4/7/96 (b)  ...................................    --        VMIG-1        5,950        5,950,000
 Illinois State Revenue Anticipation Certificates
  4.50%  5/10/96 (c)  ..................................    SP-1      MIG-1        11,600       11,608,315
 Illinois State Revenue Anticipation Certificates
  4.50%  6/10/96 (c)  ..................................    SP-1+     MIG-1         6,600        6,006,665
 Illinois State Toll Highway Authority, Toll Highway
  Priority Series B (MBIA Insurance)
  3.30%  4/7/96 (b)  ...................................    A-1+      VMIG-1        1,400        1,400,000
                                                                                              ------------
                                                                                                66,064,980
                                                                                              ------------
INDIANA -- 5.6%
 Indiana Health Facilities Financing Authority, Hospital
  Revenue Bonds
  3.40%  4/7/96 (b)  ...................................    A-1+      VMIG-1        5,000        5,000,000
 Indiana Health Facility Authority, Hospital Revenue
  (Methodist Hospital)
  3.40%  4/7/96 (b)  ...................................    A-1+      VMIG-1        6,900        6,900,000
 Indianapolis, Indiana Gas Utility System, Citizens Gas
  and Coke Utility
  3.45%  8/14/96 (c)  ..................................    A-1+      P-1          10,000       10,000,000
 Petersburg Pollution Control Revenue (Indianapolis
  Power and Light) (AMBAC Insurance)
  3.30%  4/7/96 (b)  ...................................    --        VMIG-1       10,000       10,000,000
                                                                                              ------------
                                                                                                31,900,000
                                                                                              ------------
IOWA -- 2.2%
 Council Bluffs, Iowa Pollution Control Revenue (Illinois
  Gas and Electric Company)
  3.45%  4/7/96 (b)  ...................................    A-1+      VMIG-1        7,700        7,700,000
 Louisa County Pollution Control Revenue, Refunding Bonds
  (Rabo Bank Nederland LOC)
  3.30%  4/7/96 (c)  ...................................    A-1+      VMIG-1        5,000        5,000,000
                                                                                               -----------
                                                                                                12,700,000
                                                                                               -----------

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)          Value
                                                           --------   ---------    --------   ------------
KANSAS -- 0.5%
 Burlington Pollution Control Refunding Revenue Bonds
  (Kansas City Power & Light Company) (Toronto Dominion
  LOC)
  3.20%  6/13/96 (c)  ..................................      A-1+        P-1     $ 3,150      $ 3,150,000
                                                                                              ------------
LOUISIANA -- 6.4%
 East Baton Rouge Parish (Georgia Pacific Corp.)
  Pollution Control Revenue Bonds (Toronto Dominion LOC)
  3.30%  4/7/96 (b)  ...................................      --          P-1       2,700        2,700,000
 Louisiana Offshore Terminal Authority, Deepwater Port
  Refunding Revenue Bonds (Union Bank of Switzerland LOC)
  3.35%  4/7/96 (b)  ...................................      A-1+        --        3,300        3,300,000
 Louisiana Public Facilities Authority, College and
  Equipment Series A (Societe Generale LOC)
  3.35%  4/7/96 (b)  ...................................      A-1+        VMIG-1   10,750       10,750,000
 Plaquemines Port, Harbor and Terminal District, Marine
  Terminal Facilities Revenue Refunding Bonds
  (Electro-Coal Transfer Corporation)
  3.45%  5/14/96 (b)  ..................................      --          P-1       5,000        5,000,000
 Plaquemines Port, Harbor and Terminal District, Marine
  Terminal Facilities Revenue Refunding Bonds
  3.50%  4/1/96 (c)  ...................................      P-1         --       15,000       15,000,000
                                                                                              ------------
                                                                                                36,750,000
                                                                                              ------------
MARYLAND -- 4.5%
 Maryland State Community Development Administration,
  Department of Housing and Community Development,
  Single Family Program First Series RB
  3.45%  10/1/96 (c)  ..................................      VMIG-1      --        7,500        7,500,000
 Maryland State Health & Higher Education Authority
  (Daughters of Charity)
  3.40%  4/7/96 (b)  ...................................      VMIG-1      --       11,000       11,000,000
 Montgomery County General Obligations
  3.30%  4/1/96 (c)  ...................................      A-1+        P-1       7,000        7,000,000
                                                                                              ------------
                                                                                                25,500,000
                                                                                              ------------
MASSACHUSETTS -- 2.0%
 Massachusetts State Housing Finance, Multi-Family
  Series A
  3.25%  4/7/96 (b)  ...................................      A-1+        --       11,400       11,400,000
                                                                                               -----------


TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)        Value
                                                           --------   ---------    --------   ------------
MINNESOTA -- 1.5%
 City of Rochester, Minnesota, Health Care Facility
  (Mayo Medical Center)
  3.20%  6/13/96 (c)  ..................................     A-1+      --          $3,000      $ 3,000,000
 Regents of The University of Minnesota, Bonds
  3.25%  6/14/96 (c)  ..................................     A-1+      VMIG-1       3,300        3,300,000
 Regents of The University of Minnesota, Commercial Paper
  Certificates
  3.25%  6/14/96 (c)  ..................................     A-1+      P-1          2,000        2,000,000
                                                                                              ------------
                                                                                                 8,300,000
                                                                                              ------------
MISSOURI -- 3.8%
 Missouri Environmental Improvement, Pollution Control
  Revenue, National Rural Utilities Series M
  3.40%  4/7/96 (b)  ...................................     A-1+      VMIG-1       5,800        5,800,000
 Missouri Health and Educational Facilities Authority,
  Health Facilities Refunding Revenue Bonds (Sisters of
  Mercy)
  3.40%  4/7/96 (b)  ...................................     A-1+      VMIG-1       8,000        8,000,000
 Missouri Health and Educational Facilities Authority,
  Health Facility Revenue (Sisters of Mercy)
  3.40%  4/7/96 (b)  ...................................     A-1+      VMIG-1       8,000        8,000,000
                                                                                              ------------
                                                                                                21,800,000
                                                                                              ------------
NEW JERSEY -- 0.3%  ....................................
 Mercer County Improvement Revenue Bonds (Credit
  Suisse LOC)
  3.00%  4/7/96 (b)  ...................................     A-1+      MIG-1        1,800        1,800,000
                                                                                              ------------
NEW MEXICO -- 0.5%
 Albuquerque Health Facility Authority (Sisters of
  Charity) (Toronto Dominion LOC)
  3.35%  4/7/96 (b)  ...................................     A-1+      VMIG-1       3,000        3,000,000
                                                                                              ------------
NEW YORK -- 0.1%
 New York Local Government Assistance Corporation,
  Variable Rate Bonds (Societe Generale LOC)
  3.15%  4/7/96 (b)  ...................................     A-1+      VMIG-1         100          100,000
 Triborough Bridge and Tunnel Authority (FGIC Insurance)
  3.10%  4/7/96 (b)  ...................................     A-1+      VMIG-1         600          600,000
                                                                                              ------------
                                                                                                   700,000
                                                                                              ------------

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)          Value
                                                           --------   ---------    --------   ------------
NORTH CAROLINA -- 2.0%
 City of Winston-Salem, G.O. Water and Sewer Revenue
  3.30%  4/7/96 (b)  ...................................     A-1+      VMIG-1      $ 2,600     $ 2,600,000
 North Carolina Education Facility Agency (Duke
  University)
  3.25%  4/7/96 (b)  ...................................     A-1+      VMIG-1          500         500,000
 North Carolina Educational Facilities Finance Agency
  (Duke University Project) Series 1987 A
  3.25%  4/7/96 (b)  ...................................     A-1+      VMIG-1        3,000       3,000,000
 North Carolina Medical Care (Duke University Hospital
  Project) Series A
  3.25%  4/7/96 (b)  ...................................     A-1+      VMIG-1        1,000       1,000,000
 North Carolina Medical Care Community Hospital
 (Moses Cone Memorial Hospital)
  3.35%  4/7/96 (b)  ...................................     A-1+          --        4,000       4,000,000
                                                                                              ------------
                                                                                                11,100,000
                                                                                              ------------
OKLAHOMA -- 1.4%
 Oklahoma Industries Authority, Hospital Revenue, Medical
  Practice Facility (St. Anthony) (Morgan Guaranty LOC)
  3.65%  6/3/96 (c)  ...................................     --        VMIG-1        5,665       5,665,000
 Oklahoma Industries Authority, Hospital Revenue, (St.
  Anthony Parking Garage) (Morgan Guaranty LOC)
  3.65%  6/3/96 (c)  ...................................     --        VMIG-1        2,425       2,425,000
                                                                                              ------------
                                                                                                 8,090,000
                                                                                              ------------
OREGON -- 0.5%
 City of Klamath Falls, Electric Revenue Bonds (Escrowed
  in U.S. Treasuries)
  4.40%  5/1/96 (c)  ...................................     SP-1+     --            3,000       3,000,000
                                                                                              ------------
SOUTH CAROLINA -- 1.2%
 South Carolina Jobs Economic Development Authority,
  Hospital Facilities Revenue Bonds (Wachovia LOC)
  3.35%  4/7/96 (b)  ...................................     A-1+      VMIG-1        6,600       6,600,000
                                                                                              ------------
TENNESSEE -- 5.0%
 Metropolitan Nashville Airport Authority, Airport
  Improvement Revenue Refunding Bonds (FGIC Insurance)
  3.35%  4/7/96 (b)  ...................................     A-1+      VMIG-1        8,900       8,900,000
 State of Tennessee GO, BANS Series A
  3.50%  4/7/96 (b)  ...................................     SP-1+     VMIG-1       19,600      19,600,000
                                                                                              ------------
                                                                                                28,500,000
                                                                                              ------------

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)          Value
                                                           --------   ---------    --------   ------------
TEXAS -- 17.7%
 Austin Utility System, Travis and Williamson Counties
  (Swiss Bank LOC)
  3.25%  5/10/96  ......................................     A-1+         P-1      $ 6,900     $  6,900,000
  3.25%  6/14/96 (c)  ..................................     --           --         3,900        3,900,000
 Board of Regents, Texas A & M University
  System
  3.25%  8/13/96 (c)  ..................................     A-1+         P-1        7,000        7,000,000
 Dallas Area Rapid Trans Sales Tax Revenue Series A
  (Credit Suisse LOC)
  3.25%  6/14/96 (c)  ..................................     A-1+         P-1        5,000        5,000,000
 Harris County Health Facilities Hospital Readily
  Adjustable Revenue Bonds (San Jacinto Methodist
  Hospital Project) (Morgan Guaranty LOC)
  3.35%  6/1/96 (c)  ...................................     --           VMIG-1    11,250       11,250,000
 Harris County Health Facility Development Corporation
  (Texas Children's Hospital)
  3.30%  4/7/96 (b)  ...................................     --           VMIG-1       700          700,000
 Harris County Toll Road Series G
  3.30%  4/7/96 (b)  ...................................     A-1+         VMIG-1     8,700        8,700,000
 Harris County Toll Road Series H
  3.30%  4/7/96 (b)  ...................................     A-1+         VMIG-1    10,300       10,300,000
 Lower Colorado River Authority TECP
  3.25%  5/9/96 (c)  ...................................     A-1+         P-1        9,000        9,000,000
 Red River Authority (Southwestern Public Service)
  (Union Bank of Switzerland LOC)
  3.25%  4/7/96 (b)  ...................................     A-1+         MIG-1      5,600        5,600,000
 State of Texas, Tax and Revenue Anticipation Notes
  4.75%  8/30/96 (c)  ..................................     SP-1+        MIG-1     27,205       27,315,284
 Texas Higher Education Authority, Facilities Revenue
  Series 85B (FGIC Insurance)
  3.35%  4/7/96 (b)  ...................................     A-1+         VMIG-1     5,250        5,250,000
                                                                                              -------------
                                                                                                100,915,284
                                                                                              -------------
UTAH -- 2.3%
 Intermountain Power Agency, Power Supply Revenue and
  Refunding Bonds (Swiss Bank LOC)
  3.25%  8/12/96 (c)  ..................................     A-1+         VMIG-1    13,000       13,000,000
                                                                                              -------------
VERMONT -- 0.6%
 State of Vermont General Obligation Revenue
  Anticipation  Notes Series F
  3.35%  4/30/96 (c)  ..................................     A-1+         P-1        3,600        3,600,000
                                                                                              -------------

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

                                                                Rating(a)            Par
                                                             S&P       Moody's      (000)        Value
                                                           --------   ---------    --------   ------------
WASHINGTON -- 1.0%
 Chelan County Public Utility District No. 1 (Chelan
  Hydro Consolidated System) Series 1995A DN (MBIA
  Insurance)
  3.25%  4/7/96 (b)  ...................................     A-1+        VMIG-1      $ 3,590     $  3,590,000
 Port of Seattle, Washington, Industrial Development
  Bonds (Sysco)
  3.45%  4/7/96 (b)  ...................................     A-1          P-1          2,000        2,000,000
                                                                                                -------------
                                                                                                    5,590,000
                                                                                                -------------
WISCONSIN -- 3.0%
 Pleasant Prairie Village Pollution Control Refunding
 Revenue Bonds (Wisconsin Electric Power Company
 Project)
  3.40%  4/7/96 (b)  ...................................     A-1+         P-1         10,000       10,000,000
 Wisconsin Health and Education Facilities Authority
  (Daughters of Charity Health Center)
  3.40%  4/7/96 (b)  ...................................     --           VMIG-1       7,000        7,000,000
                                                                                                -------------
                                                                                                   17,000,000
                                                                                                -------------
 TOTAL INVESTMENTS --99.5%  ...................................................                   568,556,619(d)
                                                                                                -------------
 OTHER ASSETS IN EXCESS OF LIABILITIES, NET -- 0.5% ...........................                     2,950,381
                                                                                                -------------
 NET ASSETS -- 100.0%  ........................................................                  $571,507,000
                                                                                                =============
 Net Asset Value, Offering and Redemption Price per
   Share ($571,507,000 / 571,593,265 shares outstanding) ......................                       $1.00
         =============   ===========                                                                  =====


------
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are not covered by the Independent Accountant's Report.
(b) Demand Security; payable upon demand by the Fund, usually with no more than seven calendar days' notice. Interest rates are redeterminded periodically. Rates shown are the rates in effect on March 31, 1996.
(c) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.
(d)  Aggregate cost for financial reporting and federal tax purposes.


                       See Notes to Financial Statements.

TAX-FREE SERIES
-------------------------------------------------------------------------------
Statement of Net Assets -- (continued)

March 31, 1996

INVESTMENT ABBREVIATIONS:
  BAN      Bond Anticipation Notes
  GO       General Obligation Bonds
  IDA      Industrial Development Authority
  IDR      Industrial Development Revenue Bonds
  LOC      Letter of Credit
  PCR      Pollution Control Revenue Bonds
  RAN      Revenue Anticipation Notes
  RB       Revenue Bonds
  TAN      Tax Anticipation Notes
  TECP     Tax-Exempt Commercial Paper
  TRAN     Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
  AMBAC    AMBAC Indemnity Corp.
  MBIA     Municipal Bond Investors Assurance
  FGIC     Federal Guaranty Insurance Corporation

MOODY'S MUNICIPAL BOND RATINGS:
  Aaa      Bonds which are judged to be of the best quality.
  Aa Bonds which are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3 which denotes a high, medium or low ranking within the rating.
  MIG-1    Notes bearing this designation are of the best quality.
  VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
  P-1      Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:
  AAA      These are obligations of the highest quality.
  AA These obligations have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  SP-1 Notes which have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
  A-1 Commercial paper which has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.



                      See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
Statement of Operations

For the year ended March 31, 1996

                                              Prime          Treasury        Tax-Free
                                             Series           Series          Series
                                          --------------   -------------    -----------
Investment Income (Note 1):
     Interest income  .................    $120,275,367     $36,310,501     $20,235,536
                                          --------------   -------------    -----------
Expenses:
     Distribution fee (Note 2)  .......       5,575,592       1,549,949       1,345,261
     Investment advisory fees (Note 2) .      5,134,900       1,542,437       1,356,239
     Transfer agent fees  .............       1,105,948         234,288         154,031
     Custodian fees  ..................         272,140         153,691          84,589
     Accounting fees (Note 2)  ........         150,692         122,841          63,181
     Directors' fees  .................          99,134          26,796          35,201
     Registration fees  ...............         169,236          54,148          81,232
     Legal fees  ......................          65,876          25,067          21,107
     Printing & postage fees  .........         181,021          77,172          32,758
     Other expenses  ..................         125,781          60,321          49,266
                                          --------------   -------------    -----------
         Total expenses................      12,880,320       3,846,710       3,222,865
         Less: Fees waived (Note 2)....         (59,331)             --              --
                                          --------------   -------------    -----------
           Net expenses  ..............      12,820,989       3,846,710       3,222,865
                                          --------------   -------------    -----------
Net investment income  ................     107,454,378      32,463,791      17,012,671
Net realized gain/(loss) from security
   transactions .......................          (6,050)         51,785           4,419
                                          --------------   -------------    -----------
Net increase in net assets resulting
   from operations ....................    $107,448,328     $32,515,576     $17,017,090
                                          ==============   =============    ===========




                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                   Prime Series
                                                        -------------------------------
                                                            March 31,         March 31,
                                                              1996              1995
                                                        ---------------   --------------
Increase/(Decrease) in net assets
Operations:
   Net investment income .............................   $  107,454,378   $   64,805,363
   Net realized gain/(loss) on sales of investments ..           (6,050)             355
                                                         --------------   ---------------
   Net increase in net assets resulting from operations     107,448,328       64,805,718
Distributions to shareholders from:
   Net investment income:
     Prime, Treasury and Tax-Free Shares, respectively.     (99,181,255)     (59,535,578)
     Institutional Shares  ...........................       (1,334,079)        (635,062)
     Flag Investors Class A Shares  ..................         (402,702)        (699,891)
     Flag Investors Class B Shares  ..................             (300)              --
     Quality Cash Reserve Prime Shares  ..............       (6,536,042)      (3,934,832)
                                                         --------------   ---------------
     Total distributions  ............................     (107,454,378)     (64,805,363)

Capital share transactions, net - (Note 3)  ..........    1,016,482,516      101,735,438
                                                         --------------   ---------------
   Total increase/(decrease) in net assets ...........    1,016,476,466      101,735,793
   Net assets:
     Beginning of year  ..............................    1,586,303,309    1,484,567,516
                                                         --------------   ---------------
     End of year  ....................................   $2,602,779,775   $1,586,303,309
                                                         ==============   ===============




                       See Notes to Financial Statements.

           Treasury Series                           Tax-Free Series
-----------------------------------         ----------------------------------
  March 31,              March 31,             March 31,           March 31,
    1996                   1995                 1996                 1995
-------------         -------------         ------------        --------------


$ 32,463,791           $ 24,429,870         $ 17,012,671         $ 10,545,966
      51,785                  4,522                4,419              (10,654)
------------           ------------         --------------       -------------
  32,515,576             24,434,392           17,017,090           10,535,312


 (30,565,630)           (22,548,414)         (17,012,671)         (10,545,966)
  (1,898,161)            (1,881,456)                  --                   --
          --                    --                    --                   --
          --                    --                    --                   --
          --                    --                    --                   --
------------          --------------       --------------       --------------
 (32,463,791)           (24,429,870)         (17,012,671)         (10,545,966)

 192,365,923            (95,202,377)          96,118,352           96,535,651
------------          --------------       --------------       --------------
 192,417,708            (95,197,855)          96,122,771           96,524,997

 526,219,207            621,417,062          475,384,229          378,859,232
------------          --------------       --------------       --------------
$718,636,915           $526,219,207         $571,507,000         $475,384,229
============          ==============       ==============       ==============


PRIME SERIES
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)
  Alex. Brown Cash Reserve Prime Shares


                                                                Year ended March 31,
                                -----------------------------------------------------------------------------------
                                     1996             1995             1994             1993              1992
                                --------------   --------------    --------------   --------------   --------------
Per Share Operating
  Performance:
   Net asset value at beginning
     of year  ...............   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                --------------   --------------    --------------   --------------   --------------
Income from Investment
   Operations:
   Net investment income ....           0.0524           0.0442           0.0262           0.0295            0.0485
Less Distributions:
   Dividends from net investment
     income and/or short-term
     gains  .................          (0.0524)         (0.0442)         (0.0262)         (0.0295)          (0.0485)
                                --------------   --------------    --------------   --------------   --------------
   Net asset value at end of
     year ...................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                ==============   ==============    ==============   ==============   ==============
Total Return:
   Based on net asset value per
     share  .................             5.36%            4.51%            2.65%            2.99%             4.96%
Ratios to Average Daily Net
   Assets:
   Expenses .................             0.60%            0.61%            0.62%            0.63%             0.61%
   Net investment income ....             5.21%            4.46%            2.62%            2.95%             4.84%
Supplemental Data:
   Net assets at end of year.   $2,386,681,216   $1,472,079,739   $1,350,334,979   $1,470,711,552    $1,505,012,086
   Number of shares outstanding
     at end of year  ........    2,386,684,392    1,472,077,488    1,350,332,916    1,470,709,489     1,505,010,023


                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each year)
  Flag Investors Cash Reserve Prime Shares -- Class A


                                                            Year ended March 31,
                                ---------------------------------------------------------------------------
                                    1996           1995            1994            1993            1992
                                ------------   ------------    -------------   -------------   ------------
Per Share Operating
  Performance:
   Net asset value at beginning
     of year  .................. $     1.00     $     1.00     $      1.00     $      1.00      $     1.00
                                ------------   ------------    -------------   -------------   ------------
Income from Investment
   Operations:
   Net investment income .......     0.0524         0.0442          0.0262          0.0295          0.0485
Less Distributions:
   Dividends from net investment
     income and/or short-term
     gains  ....................    (0.0524)       (0.0442)        (0.0262)        (0.0295)        (0.0485)
                                ------------   ------------    -------------   -------------   ------------
   Net asset value at end of
     year....................... $     1.00    $     1.00     $      1.00     $      1.00      $     1.00
                                 ===========   ============    =============   =============   ============
Total Return:
   Based on net asset value per
     share  ....................       5.36%          4.51%           2.65%           2.99%           4.96%
Ratios to Average Daily Net
   Assets:
   Expenses ....................       0.60%          0.61%           0.62%           0.63%           0.61%
   Net investment income .......       5.25%          4.26%           2.62%           2.95%           4.84%
Supplemental Data:
   Net assets at end of year.... $5,976,831     $7,726,696     $18,116,648     $10,392,282      $7,350,424
   Number of shares outstanding
     at end of year  ...........  5,976,824      7,726,698      18,116,633      10,392,267       7,350,409


                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
Financial Highlights
(for a share outstanding throughout the period)
  Flag Investors Cash Reserve Prime Shares -- Class B


                                 April 3, 1995*
                                     through
                                 March 31, 1996
                                --------------
Per Share Operating
  Performance:
   Net asset value at beginning
     of year  ...............      $   1.00
                                   --------
Income from Investment
   Operations:
   Net investment income ....        0.0361
Less Distributions:
   Dividends from net invest-
     ment income  ...........       (0.0361)
                                   --------
   Net asset value at end of
     year  ..................      $   1.00
                                   ========
Total Return:
   Based on net asset value
     per share  .............          3.69%**
Ratios to Average Daily Net
   Assets:
   Expenses .................          1.38%**
   Net investment income ....          4.30%**
Supplemental Data:
   Net assets at end of year .     $ 10,200
   Number of shares outstand-
     ing at end of year  ....        10,200

------
 * Commencement of operations.
** Annualized.



                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
Financial Highlights
(for a share outstanding throughout the period)
  Alex. Brown Cash Reserve Prime Institutional Shares

                                                                    Year ended March 31,
                                      -----------------------------------------------------------------------------
                                           1996            1995            1994            1993             1992
                                      -------------   -------------    -------------   -------------   ------------
Per Share Operating Performance:
   Net asset value at beginning of
   year............................    $      1.00     $      1.00     $      1.00     $      1.00      $      1.00
                                      -------------   -------------    -------------   -------------   ------------
Income from Investment Operations:
   Net investment income ..........         0.0548          0.0472          0.0294          0.0327           0.0515
Less Distributions:
   Dividends from net investment
     income and/or short-term
      gains .......................        (0.0548)        (0.0472)        (0.0294)        (0.0327)         (0.0515)
                                      -------------   -------------    -------------   -------------   ------------
   Net asset value at end of year .    $      1.00     $      1.00     $      1.00     $      1.00      $      1.00
                                      =============   =============    =============   =============   ============
Total Return:
   Based on net asset value per share         5.62%           4.82%           2.98%           3.32%            5.27%
Ratios to Average Daily Net Assets:
   Expenses .......................           0.35%           0.36%           0.30%           0.31%            0.32%
   Net investment income ..........           5.32%           4.57%           2.94%           3.24%            5.34%
Supplemental Data:
   Net assets at end of year ......    $53,699,315     $11,904,716     $23,437,449     $28,884,078      $21,867,108

   Number of shares outstanding at
      end of year..................     53,699,535      11,904,663      23,437,512      28,884,132       21,867,108



                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
Financial Highlights
(for a share outstanding throughout the period)
  Quality Cash Reserve Prime Shares


                                                      Year ended March 31,                         May 6, 1991*
                               ----------------------------------------------------------------       through
                                     1996            1995            1994             1993        March 31, 1992
                               --------------   -------------    -------------   --------------   --------------
Per Share Operating
   Performance:
   Net asset value at beginning
     of year  ..............    $       1.00     $      1.00     $      1.00     $       1.00           $  1.00
                               --------------   -------------    -------------   --------------         -------
Income from Investment
   Operations:
 Net investment income  ....          0.0493          0.0402          0.0218           0.0253            0.0399
Less Distributions:
   Dividends from net
     investment income and/or
     short-term gains  .....         (0.0493)        (0.0402)        (0.0218)         (0.0253)          (0.0399)
                               --------------   -------------    -------------   --------------        --------
   Net asset value at end of
    year ...................    $       1.00     $      1.00     $      1.00     $       1.00          $   1.00
                               ==============   =============    =============   ==============        ========
Total Return:
   Based on net asset value
      per share  ...........            5.04%           4.09%           2.20%            2.53%             4.30%**
Ratios to Average Daily Net
   Assets:
   Expenses ................            0.90%(1)        0.96%           1.06%            1.04%             0.96%**
   Net investment income ...            4.91%(2)        4.04%           2.18%            2.53%             4.30%**
Supplemental Data:
Net assets at end of year  .    $156,412,213     $94,592,158     $92,678,440     $101,321,868       $94,887,669
   Number of shares
     outstanding at end of
     year...................     156,412,393      94,591,979      92,678,268      101,321,668        94,887,669


----------
 * Commencement of operations.
** Annualized.
 1 Ratio of expenses to average daily net assets prior to partial fee waivers was 0.95% for the year ended March 31, 1996, 2 Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.86% for the year ended March 31, 1996.



                      See Notes to Financial Statements.

TREASURY SERIES
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each year)
  Alex. Brown Cash Reserve Treasury Shares


                                                                   Year ended March 31,
                                   ----------------------------------------------------------------------------------
                                         1996             1995             1994             1993              1992
                                   --------------   --------------    --------------   --------------   --------------
Per Share Operating Performance:
   Net asset value at beginning
     of year....................    $       1.00     $       1.00     $       1.00     $       1.00      $       1.00
                                   --------------   --------------    --------------   --------------   --------------
Income from Investment
  Operations:
   Net investment income .......          0.0494           0.0411           0.0255           0.0285            0.0477
Less Distributions:
   Dividends from net investment
     income and/or short-term
     gains  ....................         (0.0494)         (0.0411)         (0.0255)         (0.0285)          (0.0477)
                                   --------------   --------------    --------------   --------------   --------------
   Net asset value at end of
    year........................    $       1.00     $       1.00     $       1.00     $       1.00      $       1.00
                                   ==============   ==============    ==============   ==============   ==============
Total Return:
   Based on net asset value per
   share........................            5.05%          4.19%            2.58%            2.89%             4.88%
Ratios to Average Daily Net
   Assets:
   Expenses ....................            0.58%            0.55%*           0.54%*           0.55%*            0.55%
   Net investment income .......            4.94%            4.09%            2.55%            2.87%             4.76%
Supplemental Data:
   Net assets at end of year ...    $666,814,158     $512,167,212     $581,724,214     $618,175,839      $725,010,207
   Number of shares outstanding
     at end of year..............    666,762,028      512,162,864      581,723,448      618,152,465       725,010,207


------
* Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for the years ended March 31, 1995, 1994, and 1993.




                       See Notes to Financial Statements.

TREASURY SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)
  Alex. Brown Cash Reserve Treasury Institutional Shares


                                                                    Year ended March 31,
                                      ------------------------------------------------------------------------------
                                           1996            1995            1994            1993             1992
                                      -------------   -------------    -------------   -------------   -------------
Per Share Operating Performance:
   Net asset value at beginning of
    year...........................    $      1.00     $      1.00     $      1.00     $      1.00      $      1.00
                                      -------------   -------------    -------------   -------------   -------------
Income from Investment Operations:
   Net investment income ..........         0.0523          0.0438          0.0282          0.0314           0.0504
Less Distributions:
   Dividends from net investment
     income and/or short-term
     gains........................         (0.0523)        (0.0438)        (0.0282)        (0.0314)         (0.0504)
                                      -------------   -------------    -------------   -------------   -------------
   Net asset value at end of year..    $      1.00     $      1.00     $      1.00     $      1.00      $      1.00
                                      =============   =============    =============   =============   =============
Total Return:
   Based on net asset value per
     share.........................           5.36%           4.47%           2.86%           3.19%            5.17%
Ratios to Average Daily Net Assets:
   Expenses .......................           0.33%           0.30%(1)        0.27%(1)        0.26%(1)         0.27%
   Net investment income ..........           5.12%           4.15%(2)        2.82%(2)        3.16%(2)         4.90%
Supplemental Data:
   Net assets at end of year ......    $51,822,757     $14,051,995     $39,692,848     $60,146,987      $63,834,323
   Number of shares outstanding at
     end of year  .................     51,813,226      14,046,467      39,688,259      60,140,874       63,834,323



------
 (1) Ratio of expenses to average daily net assets prior to partial fee waivers assumed was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994, and 1993, respectively.
 (2) Ratio of net investment income to average daily net assets prior to partial fee waivers assumed was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994, and 1993, respectively.



                       See Notes to Financial Statements.

TAX-FREE SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)
  Alex. Brown Cash Reserve Tax-Free Shares


                                                               Year ended March 31,
                              ------------------------------------------------------------------------------------
                                     1996             1995             1994             1993              1992
                               --------------   --------------    --------------   --------------   --------------
Per Share Operating
   Performance:
   Net asset value at
   beginning of year........    $       1.00     $       1.00     $       1.00     $       1.00      $       1.00
                               --------------   --------------    --------------   --------------   --------------
Income from Investment
   Operations:
 Net investment income  ....          0.0318           0.0271           0.0184           0.0213            0.0353
Less Distributions:
   Dividends from net
     investment income
     and/or short-term
     gains..................         (0.0318)         (0.0271)         (0.0184)         (0.0213)          (0.0353)
                               --------------   --------------    --------------   --------------   --------------
   Net asset value at end
     of year ...............    $       1.00   $       1.00     $       1.00     $       1.00      $       1.00
                               ==============   ==============    ==============   ==============   ==============
Total Return:
   Based on net asset value
     per share..............            3.23%            2.75%            1.86%            2.15%             3.59%
Ratios to Average Daily Net
   Assets:
   Expenses ................            0.60%            0.57%            0.58%            0.60%             0.56%(1)
   Net investment income ...            3.16%            2.74%            1.84%            2.13%             3.49%(2)
Supplemental Data:
Net assets at end of year  .    $571,507,000     $475,384,229     $378,859,232     $315,661,447      $304,987,823
   Number of shares
     outstanding at end
     of year................     571,593,265      475,474,913      378,939,262      315,700,742       305,008,959

------
 (1) Ratio of expenses to average daily net assets prior to partial fees assumed was 0.57% for the year ended March 31, 1992.
 (2) Ratio of net investment income to average daily net assets prior to partial fees assumed was 3.48% for the year ended March 31, 1992.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 1996


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation consisting of three different portfolios, the Prime Series, the Treasury Series, and the Tax-Free Series. The Prime Series consists of five different classes of shares: Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Institutional Prime Shares. The Treasury Series offers two classes of shares: Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Institutional Treasury Shares. The Tax-Free Series offers only one class of shares. Matters affecting each class are voted on exclusively by such shareholders.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


   A. Security Valuation -- The Fund maintains a dollar-weighted average maturity of 90 days or less for each portfolio. The securities of each portfolio are valued on the basis of amortized cost, which approximates market value. This method values a security at its cost on the date of purchase, and thereafter, assumes a constant amortization to maturity of any original issue or other discount or premium.

   B. Security Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales, if any, are computed on the basis of specific identification of the securities sold. Interest income is recorded on an accrual basis and includes, when applicable, amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily and distributions or reinvestments of the dividends are made monthly.


   C. Repurchase Agreement -- The Prime Series may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

March 31, 1996


NOTE 1 -- CONCLUDED

   D. Federal Income Taxes -- The Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes. The Tax-Free Series has a capital loss carryforward of $87,648 (which may be carried forward to offset future taxable capital gains, if any) which begins to expire, if not previously utilized, in 2000.

   E. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund which are not directly attributable to a specific class are prorated among the classes to which the expense relates based on the relative net assets of each class.

NOTE 2 -- ADVISORY FEES AND TRANSACTIONS WITH OTHER AFFILIATES

   The Fund has entered into an investment advisory agreement with Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., with respect to all Series, and a sub-advisory agreement with PNC Institutional Management Corporation ("PIMC") with respect to the Tax-Free Series. Under the terms of the investment advisory agreement, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets as well as an additional fee with respect to the Tax-Free Series, calculated daily and paid monthly, at the annual rate of
 .03% of the Tax-Free Series' average daily net assets. Prior to August 23, 1995, ICC received a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of that portion in excess of $1.5 billion.

   As compensation for its subadvisory services, PIMC receives a fee from ICC, calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million, .075% of the next $3 billion and .06% of that portion in excess of $4 billion.

March 31, 1996


   The Fund, pursuant to the sub-advisory agreement with PIMC, has agreed to reimburse PIMC for certain costs incurred in providing accounting services to the Tax-Free Series. For the year ended March 31, 1996, the Fund paid PIMC $723,599 for sub-advisory and accounting services for the Tax-Free Series. No advisory fees were waived for the year ended March 31, 1996.

   ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime, Treasury and Tax-Free Series to preserve or enhance the performance of each Series as compared to certain industry benchmarks, and, if ICC elects to so waive a portion of its fee, PIMC has agreed that it would waive a portion of its fee in the same proportion and for the same time periods as any ICC waiver. No advisory fees were waived for the year ended March 31, 1996.

   Under the terms of these agreements, ICC and the Fund's distributor will, if necessary, reimburse the Fund for any fiscal year to the extent that expenses (exclusive of any interest, taxes, brokerage commissions and extraordinary expenses) exceed 1% of aggregate average daily net assets each of the Fund's three Series. The obligation of ICC to reimburse the Fund is limited to the fees actually received by ICC for such fiscal year.

   As compensation for its accounting services, ICC receives from the Prime and Treasury Series an annual fee, calculated daily and paid monthly, based on the Fund's average daily net assets. ICC received $150,692 and $122,841 for accounting services for the year ended March 31, 1996 for the Prime and Treasury Series, respectively.

   As compensation for its transfer agent services, ICC receives from the Fund's three series a per account fee, calculated and paid monthly. ICC received $1,105,948, $234,288 and $154,031 for transfer agent services for the year ended March 31, 1996 for Prime, Treasury and Tax-Free Series, respectively.

   The Fund has entered into a distribution agreement with Alex. Brown & Sons Incorporated ("Alex. Brown"). Under the terms of the distribution agreement, Alex. Brown receives a fee from the Prime Shares, Flag Investors Class A Shares, Treasury Shares, and the Tax-Free Series, at the annual rate of .25% of the aggregate average daily net assets of these classes of shares. Alex. Brown also receives a fee from the Quality Cash Shares and Flag Investors Class B Shares at the annual rate of .60% and 1.00%, respectively, of the aggregate average daily net assets of the class. Alex. Brown voluntarily waived distribution fees in the amount of $59,331 for the Quality Cash Shares for the year ended March 31, 1996.

   The Fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense for the year ended March 31, 1996 was approximately $72,000, $26,000 and $18,000 for the Prime, Treasury and Tax-Free Series, respectively.

NOTE 3 -- CAPITAL STOCK AND SHARE INFORMATION

   The Fund is authorized to issue up to 6,400,000,000 shares of $.001 par value capital stock (3,550,000,000 Prime Series, 1,500,000,000 Treasury Series, 1,000,000,000 Tax-Free Series and 350,000,000 not classified). Changes in shares outstanding during the years ended March 31, 1996 and March 31, 1995 are listed on the following page.

March 31, 1996

NOTE 3 -- CONCLUDED

                                           March 31, 1996      March 31, 1995
                                         ----------------     ----------------
Prime Series:
   Sold:
     Prime Shares  ..................     19,439,463,533       10,195,279,007
     Flag Investors Class A Shares  .         12,118,053           16,905,684
     Flag Investors Class B Shares  .             24,535                   --
     Institutional Prime Shares  ....        213,159,539           60,472,629
     Quality Cash Shares  ...........      1,285,040,597          509,661,769
   Issued as reinvestment of dividends:
     Prime Shares  ..................         93,103,137           57,178,155
     Flag Investors Class A Shares  .            374,561              666,245
     Institutional Prime Shares  ....            753,855               40,493
     Quality Cash Shares  ...........          6,300,386            3,847,996
   Redeemed:
     Prime Shares  ..................    (18,617,959,766)     (10,130,712,590)
     Flag Investors Class A Shares  .        (14,242,488)         (27,961,864)
     Flag Investors Class B Shares  .            (14,335)                  --
     Institutional Prime Shares  ....       (172,118,522)         (72,045,971)
     Quality Cash Shares  ...........     (1,229,520,569)        (511,596,054)
                                         ----------------     ----------------
          Net increase  .............      1,016,482,516          101,735,499
                                         ================     ================
Treasury Series:
   Sold:
     Treasury Shares  ...............      4,043,423,430        2,727,755,716
     Institutional Treasury Shares  .        396,793,576          854,592,222
   Issued as reinvestment of dividends:
     Treasury Shares  ...............         28,890,267           21,562,879
     Institutional Treasury Shares  .            417,316                    8
   Redeemed: ........................
     Treasury Shares  ...............     (3,917,714,533)      (2,818,879,180)
     Institutional Treasury Shares  .       (359,444,133)        (880,234,022)
                                         ----------------     ----------------
          Net increase/(decrease)  ..        192,365,923          (95,202,377)
                                         ================     ================
Tax-Free Series:
   Sold .............................      4,817,984,787        3,571,743,009
   Issued as reinvestment of dividends        16,116,851           10,051,311
   Redeemed .........................     (4,737,983,286)      (3,485,258,669)
                                         ----------------     ----------------
          Net increase  .............         96,118,352           96,535,651
                                         ================     ================

NOTE 4 -- NET ASSETS

   At March 31, 1996, net assets consisted of:

                                                  Prime          Treasury          Tax-Free
                                                 Series           Series            Series
                                             --------------   --------------    ------------
Paid-in-capital  .........................   $2,602,785,854    $718,571,065     $571,594,648
Undistributed net realized gain/(loss) on
  sales of investments ...................           (6,079)         65,850          (87,648)
                                             --------------   --------------    ------------
                                             $2,602,779,775    $718,636,915     $571,507,000
                                             ==============   ==============    ============

                      REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Directors of
Alex. Brown Cash Reserve Fund, Inc.:

We have audited the accompanying statements of net assets of Alex. Brown Cash Reserve Fund, Inc. (consisting of the Prime, Treasury and Tax-Free Series) as of March 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the respective years in the period ended March 31, 1993 were audited by other auditors whose report dated May 7, 1993, expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series comprising the Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1996, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
May 10, 1996

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)


                                    Rating        Par
PRIME SERIES                    S&P    Moody's   (000)          Value
--------------------------------------------------------------------------------

Commercial Paper - 84.9%(a)

Automobiles & Trucks - 2.6% PACCAR Financial Corp.
      5.33%      10/21/96      A-1+      P-1    $10,000       $ 9,970,389
      5.40%      10/28/96      A-1+      P-1      9,000         8,963,550
      5.29%      11/18/96      A-1+      P-1      5,000         4,964,733
   Toyota Motor Credit Corp.
      5.32%      10/31/96      A-1+      P-1     15,000        14,933,500
      5.25%      11/8/96       A-1+      P-1     15,000        14,916,875
      5.36%      12/13/96      A-1+      P-1     14,000        13,847,836
--------------------------------------------------------------------------------
                                                               67,596,883
--------------------------------------------------------------------------------

Beverages - 3.1%
   Anheuser-Busch Companies Inc.
      5.28%      10/7/96       A-1+      P-1     15,000        14,986,800
      5.34%      10/7/96       A-1+      P-1     17,300        17,284,603
      4.90%      10/21/96      A-1+      P-1     20,000        19,945,556
      4.75%      10/28/96      A-1+      P-1     15,000        14,946,563
      5.25%      1/1/97        A-1+      P-1     15,000        14,781,250
--------------------------------------------------------------------------------
                                                               81,944,772
--------------------------------------------------------------------------------

Chemicals, General - 3.8%
   E.I. duPont de Nemours
      5.35%      10/18/96      A-1+      P-1     10,000         9,974,736
      5.40%      11/22/96      A-1+      P-1     15,000        14,883,000
      5.30%      11/27/96      A-1+      P-1     15,000        14,874,125
      5.29%      12/18/96      A-1+      P-1     10,000         9,885,383
      5.30%      12/20/96      A-1+      P-1     25,000        24,705,556
      5.38%      1/30/97       A-1+      P-1     10,000         9,819,172
      5.46%      3/26/97       A-1+      P-1     16,000        15,572,907
--------------------------------------------------------------------------------
                                                               99,714,879
--------------------------------------------------------------------------------

Chemicals, Specialty - 1.2%
   Air Products & Chemicals, Inc.
      5.35%      10/25/96      A-1       P-1     11,000        10,960,767
      5.33%      11/5/96       A-1       P-1     20,000        19,896,361
--------------------------------------------------------------------------------
                                                               30,857,128
--------------------------------------------------------------------------------

Computer & Office Equipment - 7.4%
   Hewlett-Packard
      5 42%      10/9/96       A-1+      P-1     15,000        14,981,933
      5.35%      10/30/96      A-1+      P-1     20,000        19,913,806
      5.40%      12/3/96       A-1+      P-1     10,000         9,905,500

================================================================================

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                  Rating          Par
PRIME SERIES (continued)        S&P   Moody's    (000)          Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Computer & Office Equipment (concluded)
   Pitney Bowes Credit Corp.
      5.02%      10/3/96      A-1+      P-1     $15,000      $ 14,995,817
      5.03%      10/3/96      A-1+      P-1      15,000        14,995,808
      5.02%      10/4/96      A-1+      P-1      20,000        19,991,633
      5.04%      10/4/96      A-1+      P-1      17,000        16,992,860
      5.35%      2/19/97      A-1+      P-1      19,000        18,601,871
      5.52%      2/19/97      A-1+      P-1      14,775        14,455,565
      5.50%      3/21/97      A-1+      P-1      10,000         9,738,750
   Xerox Credit Corp.
      5.32%      11/8/96      A-1       P-1      20,480        20,364,993
      5.32%      12/5/96      A-1       P-1      19,700        19,510,771
--------------------------------------------------------------------------------
                                                              194,449,307
--------------------------------------------------------------------------------

Credit Unions - 2.5%
   Mid-States Corporate Federal Credit Union
      5.37%      10/1/96       A-1+      P-1    20,500        20,469,420
   U.S. Central Credit Union
      5.30%      10/10/96      A-1+      P-1    15,000        14,980,125
      5.40%      10/23/96      A-1+      P-1    15,000        14,950,500
      5.31%      12/3/96       A-1+      P-1    15,000        14,860,613
--------------------------------------------------------------------------------
                                                              65,260,658
--------------------------------------------------------------------------------

Defense & Aircraft - 0.9%
   Rockwell International Corp.
      5.28%      10/29/96      A-1+      P-1    25,000        24,897,333
--------------------------------------------------------------------------------

Electrical & Electronics - 3.5%
   Emerson Electric Co.
      5.32%      10/25/96      A-1+      P-1    25,000        24,911,332
   Motorola Inc.
      5.32%      10/7/96       A-1+      P-1    20,000        19,982,267
      5.28%      10/24/96      A-1+      P-1    15,000        14,949,400
      5.35%      10/25/96      A-1+      P-1    17,000        16,939,367
      5.32%      11/8/96       A-1+      P-1    15,000        14,915,767
--------------------------------------------------------------------------------
                                                              91,698,133
--------------------------------------------------------------------------------

Electric Utility - 1.0%
   Northern States Power Co.
      5.30%      11/4/96       A-1+      P-1     7,000         6,964,961
      5.27%      11/22/96      A-1+      P-1    19,000        18,855,368
--------------------------------------------------------------------------------
                                                              25,820,329
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                   Rating          Par
PRIME SERIES (continued)        S&P     Moody's   (000)          Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Entertainment - 2.8%
   Walt Disney Co.
      5.24%      10/9/96       A-1       P-1   $15,000       $14,982,533
      5.28%      10/11/96      A-1       P-1    15,000        14,978,000
      5.40%      10/15/96      A-1       P-1    10,000         9,979,000
      5.18%      12/6/96       A-1       P-1    10,000         9,905,033
      5.18%      12/9/96       A-1       P-1    15,000        14,851,075
      5.38%      1/29/97       A-1       P-1    10,000         9,820,667
--------------------------------------------------------------------------------
                                                              74,516,308
--------------------------------------------------------------------------------

Finance, Commercial - 2.2%
   CIT Group Holdings Inc.
      5.29%      12/10/96      A-1       P-1    40,000        39,588,555
   PHH Corp.
      5.42%      10/30/96      A-1       P-1    20,000        19,912,678
--------------------------------------------------------------------------------
                                                              59,501,233
--------------------------------------------------------------------------------

Finance, Consumer - 3.6%
   USAA Capital Corp.
      5.27%      10/30/96      A-1+      P-1    10,000         9,957,547
      5.44%      11/4/96       A-1+      P-1    18,000        17,907,520
      5.40%      11/14/96      A-1+      P-1    22,000        21,854,800
      5.30%      11/27/96      A-1+      P-1    10,000         9,916,083
      5.40%      12/17/96      A-1+      P-1    20,000        19,769,000
      5.27%      12/20/96      A-1+      P-1    10,000         9,882,889
      5.47%      1/2/97        A-1+      P-1     7,423         7,318,107
--------------------------------------------------------------------------------
                                                              96,605,946
--------------------------------------------------------------------------------

Finance, Diversified - 3.3%
   General Electric Capital Corp.
      5.28%      10/7/96      A-1+      P-1    15,000        14,986,800
      5.30%      11/27/96     A-1+      P-1    15,000        14,874,125
      5.36%      1/3/97       A-1+      P-1    15,000        14,790,067
      5.35%      1/17/97      A-1+      P-1    15,000        14,759,250
      5.31%      1/23/97      A-1+      P-1    15,000        14,747,775
      5.49%      2/5/97       A-1+      P-1    13,875        13,606,276
--------------------------------------------------------------------------------
                                                             87,764,293
--------------------------------------------------------------------------------

Food - 8.4%
   Campbell Soup Co.
      4.98%      10/4/96      A-1+      P-1    10,000         9,995,850
      5.46%      12/5/96      A-1+      P-1    15,000        14,852,125
      5.47%      12/16/96     A-1+      P-1    17,000        16,803,688

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                   Rating          Par
PRIME SERIES (continued)        S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------

 Commercial Paper (continued)

Food (concluded)
   Cargill, Inc.
      5.45%      10/8/96       A-1+      P-1   $15,000      $ 14,984,104
      5.32%      11/4/96       A-1+      P-1    20,000        19,899,511
      5.36%      12/12/96      A-1+      P-1    15,000        14,839,200
      5.39%      12/18/96      A-1+      P-1    20,000        19,766,433
   H.J. Heinz
      5.25%      10/3/96       A-1+      P-1     9,000         8,997,375
      5.33%      10/18/96      A-1+      P-1    15,900        15,859,981
   Hershey Foods
      5.26%      10/15/96      A-1+      P-1    10,500        10,478,522
      5.26%      10/18/96      A-1+      P-1    27,500        27,431,693
   Kellogg Company
      5.33%      11/14/96      A-1+      P-1    25,000        24,837,138
      5.33%      11/15/96      A-1+      P-1    10,000         9,933,375
      5.33%      11/27/96      A-1+      P-1    15,000        14,873,413
--------------------------------------------------------------------------------
                                                             223,552,408
--------------------------------------------------------------------------------

Household Products - 2.8%
   Clorox Company
      5.30%      11/26/96      A-1+      P-1    23,540        23,345,926
   Colgate-Palmolive Co.
      5.35%      10/8/96       A-1       P-1    22,000        21,977,114
   Procter & Gamble Co.
      5.30%      11/18/96      A-1       P-1    10,200        10,127,920
      5.38%      12/20/96      A-1       P-1    17,730        17,518,028
--------------------------------------------------------------------------------
                                                              72,968,988
--------------------------------------------------------------------------------

Insurance, Property & Casualty - 3.8%
   Chubb Capital Corp.
      5.27%      10/11/96      A-1+      P-1    18,000        17,973,650
      5.33%      10/17/96      A-1+      P-1    18,069        18,026,197
   Marsh & McClennan Companies Inc.
      5.48%      12/13/96      A-1+      P-1    20,000        19,777,756
      5.65%      2/10/97       A-1+      P-1    10,000         9,792,833
      5.60%      2/27/97       A-1+      P-1    15,000        14,652,333
      5.63%      3/20/97       A-1+      P-1    20,000        19,468,278
--------------------------------------------------------------------------------
                                                              99,691,047
--------------------------------------------------------------------------------

Integrated Oil - 0.9%
   Shell Oil Co.
      5.25%      11/22/96      A-1+      P-1    25,000        24,810,417
--------------------------------------------------------------------------------

Machinery & Tools - 1.7%
   Dover Corp.
      5.35%      10/24/96      A-1+     --      20,000        19,931,639
      5.40%      10/25/96      A-1+     --      20,000        19,928,000

================================================================================

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                   Rating          Par
PRIME SERIES (continued)        S&P     Moody's   (000)          Value
--------------------------------------------------------------------------------

 Commercial Paper (continued)

Machinery & Tools (concluded)
   Illinois Tool Works
      5.35%      10/1/96       A-1+      P-1   $ 5,000       $ 5,000,000
--------------------------------------------------------------------------------
                                                              44,859,639
--------------------------------------------------------------------------------

Oil Transportation - 3.2%
   Colonial Pipeline
      5.43%      10/15/96      A-1+      P-1    17,000        16,964,102
      5.45%      10/16/96      A-1+      P-1    20,200        20,154,129
      5.39%      11/12/96      A-1+      P-1    15,000        14,905,675
      5.43%      12/16/96      A-1+      P-1     6,500         6,425,488
      5.44%      1/15/97       A-1+      P-1    12,000        11,807,787
      5.47%      2/6/97        A-1+      P-1    14,500        14,217,991
--------------------------------------------------------------------------------
                                                              84,475,172
--------------------------------------------------------------------------------

Paper - 0.4%
   Weyerhaeuser Co.
      5.31%      12/3/96       A-1       P-1    11,600        11,492,207
--------------------------------------------------------------------------------

Pharmaceuticals - 8.8%
   Abbott Laboratories
      5.33%      10/22/96      A-1+      P-1    10,059        10,027,725
      5.32%      10/23/96      A-1+      P-1    25,000        24,918,722
      5.33%      10/23/96      A-1+      P-1    13,429        13,385,259
   Eli Lilly & Co.
      5.28%      11/15/96      A-1+      P-1    10,000         9,934,000
      5.33%      2/6/97        A-1+      P-1    12,000        11,772,587
      5.57%      2/24/97       A-1+      P-1     7,500         7,330,579
   Pfizer, Inc.
      5.30%      10/10/96      A-1+      P-1    15,000        14,980,125
   Schering-Plough Corp.
      5.32%      9/18/96       A-1+      P-1    19,700        19,589,374
      5.41%      11/14/96      A-1+      P-1     4,400         4,370,906
      5.40%      11/19/96      A-1+      P-1    10,000         9,926,500
      5.42%      11/26/96      A-1+      P-1     7,000         6,940,982
      5.27%      11/26/96      A-1+      P-1    15,000        14,877,033
   Warner-Lambert Co.
      5.27%      10/4/96       A-1+      P-1    40,000        39,982,433
      5.30%      10/30/96      A-1+      P-1    15,000        14,935,958
      5.27%      12/6/96       A-1+      P-1    20,000        19,806,767
      5.25%      1/15/97       A-1+      P-1    10,000         9,845,417
--------------------------------------------------------------------------------
                                                             232,624,367
--------------------------------------------------------------------------------

Publishing - 0.7%
   Knight-Ridder Inc.
      5.35%      10/18/96      A-1+      P-1     7,500         7,481,052

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                   Rating          Par
PRIME SERIES (continued)        S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------

 Commercial Paper (continued)

Publishing (concluded)
   RR Donnelley & Sons, Inc.
      5.27%      10/7/96       A-1+      P-1   $12,000      $ 11,989,460
--------------------------------------------------------------------------------
                                                              19,470,512
--------------------------------------------------------------------------------

Railroad - 1.1%
   Norfolk Southern Corp.
      5.42%      10/29/96      A-1+      P-1    30,000        29,873,533
--------------------------------------------------------------------------------


Retail, General - 1.9%
   J.C. Penney Fund Co.
      5.28%      10/29/96      A-1+      P-1    20,000        19,920,800
      5.39%      11/13/96      A-1+      P-1    15,000        14,903,429
   Wal-Mart Stores
      5.27%      10/29/96      A-1+      P-1    15,000        14,938,517
--------------------------------------------------------------------------------
                                                              49,762,746
--------------------------------------------------------------------------------

Structured Finance - 4.5% CIESCO, L.P.
      5.28%      10/30/96     A-1+      P-1    10,000         9,957,466
      5.32%      11/26/96     A-1+      P-1    25,000        24,793,111
   Corporate Asset Funding Company, Inc.
      5.27%      10/10/96      A-1+      P-1    11,000        10,985,508
      5.43%      10/16/96      A-1+      P-1    20,000        19,954,750
      5.30%      10/25/96      A-1+      P-1    20,000        19,929,333
      5.37%      11/21/96      A-1+      P-1    20,000        19,847,850
      5.35%      12/20/96      A-1+      P-1    15,000        14,821,667
--------------------------------------------------------------------------------
                                                             120,289,685
--------------------------------------------------------------------------------

Telephone - 5.7%
   Ameritech Capital Funding Corp.
      5.34%      10/30/96      A-1+      P-1    20,000        19,913,966
      5.29%      12/6/96       A-1+      P-1    25,000        24,757,542
      5.20%      12/10/96      A-1+      P-1    15,000        14,848,333
      5.40%      1/27/97       A-1+      P-1    15,000        14,734,500
   Ameritech Corp.
      5.27%      10/18/96      A-1+      P-1    10,000         9,975,114
      5.40%      12/2/96       A-1+      P-1    15,000        14,860,500
   BellSouth Telecommunications
      5.27%      10/11/96      A-1+      P-1     8,000         7,988,289
      5.28%      10/24/96      A-1+      P-1     8,000         7,973,013
   Southwestern Bell Telephone Co.
      5.39%      10/25/96      A-1+      P-1    25,000        24,910,167
      5.31%      10/31/96      A-1+      P-1    11,580        11,528,759
--------------------------------------------------------------------------------
                                                             151,490,183
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                   Rating          Par
PRIME SERIES (continued)        S&P     Moody's   (000)          Value
--------------------------------------------------------------------------------

 Commercial Paper (concluded)

Waste Management - 3.1%
   WMX Technologies
      4.78%      11/1/96       A-1       P-1   $10,000    $    9,958,838
      5.32%      11/5/96       A-1       P-1    15,000        14,922,417
      5.50%      12/11/96      A-1       P-1    15,000        14,837,292
      5.35%      1/24/97       A-1       P-1    15,000        14,743,646
      5.67%      4/11/97       A-1       P-1    15,000        14,546,400
      5.54%      5/13/97       A-1       P-1    15,000        14,482,933
--------------------------------------------------------------------------------
                                                              83,491,526

--------------------------------------------------------------------------------
   Total Commercial Paper                                  2,249,479,632
--------------------------------------------------------------------------------

 Variable Rate Note - 4.7%

   Associates Corp. Master Note
      5.20%(b)   12/1/96       A-1+      P-1    75,000        75,000,000
   Coca-Cola Master Note
      5.46%(b)   1/17/97       A-1+      P-1    50,000        50,000,000
--------------------------------------------------------------------------------
   Total Variable Rate Note                                  125,000,000
--------------------------------------------------------------------------------

 Federal Home Loan Bank - 1.3%

   FHLB
      6.00%      11/1/96       AAA      --      25,000        24,885,042
      5.28%      1/6/97        AAA      --      10,000         9,857,733
--------------------------------------------------------------------------------
   Total Federal Home Loan Bank                               34,742,775
--------------------------------------------------------------------------------


 Federal National Mortgage Association - 3.9%

   FNMA
   Discount Note
      5.32%      10/3/96      --         P-1    10,000         9,997,044
      5.46%      11/15/96     --         P-1     9,000         8,998,663
   Note
      5.68%      10/7/96      --         P-1    20,000        20,000,561
      5.31%      10/18/96     --         P-1    20,000        20,000,000
      5.39%      12/4/96      --         P-1    10,000        10,004,361
      5.63%      12/19/96     --         P-1    20,000        20,000,000
      5.45%      2/13/97      --         P-1    15,000        15,000,000
--------------------------------------------------------------------------------
   Total Federal National Mortgage Association               104,000,629
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                   Rating           Par
PRIME SERIES (concluded)        S&P     Moody's    (000)          Value
--------------------------------------------------------------------------------

Repurchase Agreements - 5.2%(c)

   Goldman Sachs
      5.65%(d)   10/1/96       --        --    $ 38,600   $   38,600,000
   Morgan Stanley & Co.
      5.65%(e)   10/1/96       --        --     100,000      100,000,000
--------------------------------------------------------------------------------
   Total Repurchase Agreements                               138,600,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.0%                                 2,651,823,036(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%               (307,662)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                       $2,651,515,374
================================================================================

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,396,184,930 / 2,396,188,105 shares outstanding)         $1.00
================================================================================

   Flag Investors Class A Share
      ($6,071,072 / 6,070,838 shares outstanding)                 $1.00
================================================================================

   Flag Investors Class B Share
      ($599 / 599 shares outstanding)                             $1.00
================================================================================

   Prime Institutional Share
      ($55,411,841 / 55,412,061 shares outstanding)               $1.00
================================================================================

   Quality Cash Reserve Prime Share
      ($193,846,932 / 193,847,114 shares outstanding)             $1.00
================================================================================

(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are those in effect on September 30, 1996.
(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.
(d) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $39,372,757.
(e) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $101,280,062.
(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa Bonds that are judged to be of the best quality. P-1 Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                  Maturity        Par
TREASURY SERIES                     Date         (000)         Value
================================================================================

 U.S. Treasury Securities - 99.5%

   U.S. Treasury Bills(a) - 71.0%
      5.150%                      10/3/96       $ 8,700      $ 8,697,511
      5.175%                      10/3/96        38,000       37,989,075
      5.110%                     10/10/96        26,100       26,066,657
      5.110%                     10/10/96         9,900        9,887,353
      5.130%                     10/10/96         1,100        1,098,589
      4.900%                     10/17/96        32,000       31,930,311
      5.145%                     10/24/96        12,000       11,960,555
      5.180%                     10/24/96         3,000        2,990,072
      5.000%                      11/7/96        10,000        9,948,611
      5.000%                      11/7/96        24,800       24,672,556
      5.020%                      11/7/96         1,000          994,841
      5.060%                      11/7/96         1,600        1,591,679
      5.095%                      11/7/96         1,900        1,890,051
      5.030%                     11/14/96        12,000       11,926,227
      5.170%                     11/14/96        20,000       19,873,500
      5.190%                     11/14/96        30,200       30,008,431
      4.970%                     11/21/96        50,000       49,647,958
      4.990%                     11/21/96        18,000       17,872,755
      5.000%                     11/21/96         4,800        4,766,000
      5.035%                     11/21/96         4,000        3,971,468
      4.970%                     11/29/96        18,000       17,853,385
      5.030%                     11/29/96         4,000        3,967,026
      5.100%                     11/29/96        27,700       27,468,474
      5.040%                      12/5/96        30,000       29,727,000
      5.045%                      12/5/96         1,300        1,288,158
      5.090%                      12/5/96        22,500       22,293,219
      5.110%                      12/5/96        25,000       24,769,340
      5.160%                      12/5/96        14,800       14,662,113
      5.050%                     12/12/96        10,800       10,690,920
      5.060%                     12/12/96        13,100       12,967,428
      5.220%                       1/9/97        12,500       12,318,750
--------------------------------------------------------------------------------
      Total U.S. Treasury Bills                              485,790,013
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                  Maturity        Par
TREASURY SERIES (concluded)        Date          (000)          Value
================================================================================

U.S. Treasury Securities (concluded)

   U.S. Treasury Notes - 28.5%
      6.875%                     10/31/96       $55,300    $ 55,367,766
      4.375%                     11/15/96        40,000      39,955,377
      7.250%                     11/15/96        65,000      65,142,877
      7.500%                     12/31/96        34,800      34,940,750
--------------------------------------------------------------------------------
      Total U.S. Treasury Notes                             195,406,770
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN U.S. TREASURY SECURITIES - 99.5%       681,196,783(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.5%                     3,508,360
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                        $684,705,143
================================================================================

Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($638,170,387 / 638,110,342 shares outstanding)             $1.00
================================================================================

   Treasury Institutional Share
      ($46,534,756 / 46,524,573 shares outstanding)               $1.00
================================================================================


(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.
(b) Aggregate cost for financial reporting and federal tax purposes.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES                                     S&P    Moody's   (000)       Value
========================================================================================
 Alabama - 3.6%
   Alabama Housing Finance Authority Multi-
      Family Housing Revenue (Heatherbrooke
      Project), Series C (FNMA LOC)
         3.85%  10/7/96(a)                         A-1+    --      $ 9,900   $ 9,900,000
   Homewood Educational Building Authority
      (Sanford University), Series 1988 A
      (First Alabama Bank LOC)
         3.95%  10/7/96(a)                          --     VMIG-1    4,720     4,720,000
   Homewood Educational Building Authority
      (Sanford University), Series 1988 B
      (First Alabama Bank LOC)
         3.95%  10/7/96(a)                          --     VMIG-1    5,665     5,665,000
----------------------------------------------------------------------------------------
                                                                              20,285,000
----------------------------------------------------------------------------------------

 Arizona - 2.9%
   Salt River Project, Agricultural Improvement
      and Power District
         3.65%  10/11/96(b)                        A-1+    P-1      16,198    16,198,000
----------------------------------------------------------------------------------------

 Arkansas - 1.5%
   Arkansas State Development Authority Health
      Care Facility (Sisters of Mercy)
      (ABN-Amro Bank N.V. LOC)
         3.80%  10/7/96(a)                         A-1+    VMIG-1    8,100     8,100,000
----------------------------------------------------------------------------------------

 Colorado - 4.6%
   Colorado Health Facility Authority (Boulder
      Community Hospital),Series 1989 B (MBIA
      Insurance)
         3.80%  10/7/96(a)                         A-1+    VMIG-1    4,685     4,685,000
   Colorado State General Fund TRAN
         4.50%  6/27/97(b)                         SP-1+   MIG-1    15,000    15,071,995
   Moffat County PCR Bonds, Series 1984
      (Tri-State)
         3.95%  10/7/96(a)                         A-1+    P-1       6,100     6,100,000
----------------------------------------------------------------------------------------
                                                                              25,856,995
----------------------------------------------------------------------------------------

 Florida - 1.6%
   Sunshine State Government Financing Authority
         3.60%  10/15/96(b)                        A-1+   --         8,975     8,975,000
----------------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
Georgia - 7.1%
   Burke County Development Authority
      PCR (Georgia Power Co. Vogtle Project)
         4.00%  10/1/96(a)                         A-1     VMIG-1  $ 6,900   $ 6,900,000
   Clayton County Housing Authority,
      Multi-Family Housing Revenue Refunding
      (Chateau Forest Apartments Project)
      (FGICInsurance)
         3.90%  10/7/96(a)                         A-1+    VMIG-1   10,300    10,300,000
   Cobb County Housing Authority RB(Post Mill
      Project), Series 1995 DN (FNMALOC)
         3.85%  10/7/96(a)                         A-1+    --        6,100     6,100,000
   Dekalb County Multi-Family Housing Bonds
      (Camden Brooke Project) (FNMALOC)
         3.85%  10/7/96(a)                          --     VMIG-1    4,500     4,500,000
   Smyrna Housing Authority RB(Post Valley
      Project), Series 1995 DN (FNMALOC)
         3.85%  10/7/96(a)                         A-1+    --       12,000    12,000,000
----------------------------------------------------------------------------------------
                                                                              39,800,000
----------------------------------------------------------------------------------------

 Idaho - 4.1%
   Custer County PCR (Amoco Project)
         3.40%  10/1/96(b)                         A-1+    VMIG-1    6,000     6,000,000
   Idaho State TAN
         4.50%  6/30/97(b)                         SP-1+   MIG-1    17,000    17,073,118
----------------------------------------------------------------------------------------
                                                                              23,073,118
----------------------------------------------------------------------------------------

 Illinois - 14.3%
   Chicago Tender Notes, Series A (Morgan
      Guaranty LOC)
         3.65%  10/31/96(b)                        A-1+    VMIG-1   12,600    12,600,000
   Cook County Tender Notes Capital Equipment,
      Series A (Northern Trust LOC)
         3.90%  10/7/96(a)                         SP-1+   VMIG-1    4,800     4,800,000
   Illinois Development Finance Authority PCR
      (Commonwealth Edison Co. Project),
      Series 94C (ABN-Amro Bank N.V. LOC)
         3.85%  10/7/96(a)                         A-1+    P-1       7,700     7,700,000
   Illinois Development Finance Authority RB
      (Chicago Symphony Orchestra Project)
      (Northern Trust LOC)
         3.90%  10/7/96(a)                         A-1     VMIG-1   11,300    11,300,000


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Illinois (continued)
   Illinois Educational Facilities Authority
      Adjustable Demand RB (John F. Kennedy
      Health Care Foundation) (Harris
      Trust & Savings Bank LOC)
         3.75%  2/13/97(b)                         A-1+   --       $12,800   $12,800,000
   Illinois Health Facilities Authority
      (Evanston Hospital Corp.), Series 96
         3.95%   8/15/97(b)                        A-1+    VMIG-1    5,000     5,000,000
   Illinois Health Facilities Authority RB
      (Lutheran Institute), Series 1985 DN
      (Credit Suisse LOC)
         3.50%  10/7/96(a)                         A-1+    VMIG-1   13,000    13,000,000
   Illinois Health Facilities Authority
      Variable Rate Demand RB, Revolving
      Fund Pooled Financing Program
      (The University of Chicago Project)
         3.75%  1/30/97(b)                         A-1+    VMIG-1   11,400    11,400,000
   Illinois State Toll Highway Authority,
      Toll Highway Priority, Series B
      (Societe Generale LOC)
         3.80% 10/7/96(a)                          A-1+    VMIG-1    1,400     1,400,000
----------------------------------------------------------------------------------------
                                                                              80,000,000
----------------------------------------------------------------------------------------

 Indiana - 8.4%
   Evansville Hospital Authority
      Hospital Revenue (Daughters of Charity,
      St. Mary's Medical Center)
         3.85%  10/7/96(a)                         A-1+    VMIG-1    7,000     7,000,000
   Hamilton County Hospital Authority RB
      (Daughters of Charity), Series 1983 D
         3.85%  10/7/96(a)                         A-1+    VMIG-1    4,660     4,660,000
   Indiana Health Facilities Financing
      Authority Hospital RB (Methodist Hospital)
      (Credit Suisse LOC)
         3.90%  10/7/96(a)                         A-1+    VMIG-1    5,000     5,000,000
   Indianapolis Gas Utility System, Citizens'
      Gas and Coke Utility
         3.70%  10/11/96(b)                        A-1+    P-1       5,000     5,000,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
    Petersburg PCR (Indianapolis Power & Light
      Company) (AMBAC Insurance)
         3.80%  10/7/96(a)                         --      VMIG-1  $14,100   $14,100,000
    Petersburg Refunding PCR (Indianapolis
      Power & Light Company)
         3.70%  12/13/96(b)                        A-1+    VMIG-1    7,500     7,500,000
    Purdue University, Trustees of Student
      Fee Bonds
         3.80%  10/7/96(a)                         A-1+    VMIG-1    3,600     3,600,000
----------------------------------------------------------------------------------------
                                                                              46,860,000
----------------------------------------------------------------------------------------

 Iowa - 4.9%
   Council Bluffs PCR (Illinois Gas
      and Electric Company)
         3.90%  10/7/96(a)                         A-1+    VMIG-1    7,600     7,600,000
    Louisa County Refunding PCR
      (Rabo Bank Nederland LOC)
         3.80%  10/7/96(a)                         A-1+    VMIG-1   19,500    19,500,000
----------------------------------------------------------------------------------------
                                                                              27,100,000
----------------------------------------------------------------------------------------

 Louisiana - 5.5%
   East Baton Rouge Parish (Georgia Pacific
      Corp.) PCR (Toronto Dominion LOC)
         3.80%  10/7/96(a)                         --      P-1       2,700     2,700,000
   Louisiana Offshore Terminal Authority
      Deepwater Port Refunding RB
      (Union Bank of Switzerland LOC)
         3.90%  10/7/96(a)                         A-1+   --         3,300     3,300,000
   Louisiana Public Facilities Authority
      College and Equipment, Series A (Societe
      Generale LOC)
         3.90%  10/7/96(a)                         A-1+    VMIG-1   10,600    10,600,000
   Plaquemines Port, Harbor and Terminal
      Facilities Refunding RB
      (Electro-Coal Transfer Corporation Project)
         3.55%  11/20/96(b)                        --      P-1       2,600     2,600,000
         3.65%  12/2/96(b)                         --      P-1      11,325    11,325,000
----------------------------------------------------------------------------------------
                                                                              30,525,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Maryland - 3.4%
   Maryland Health & Higher Education
      Facility Authority (Daughters of Charity,
      National Health System, St. Agnes Hospital)
         3.85%  10/7/96(a)                         A-1+    VMIG-1  $ 5,200   $ 5,200,000
   Maryland State Community Development
      Administration, Department of Housing and
      Community Development, Single Family
      Program, First Series RB
         3.45%  10/1/96(b)                         --      VMIG-1    7,500     7,500,000
   Maryland State Health & Higher Education
      Authority (Daughters of Charity)
         3.85%  10/7/96(a)                         --      VMIG-1    3,300     3,300,000
   University of Maryland University
      Revenue, Revolving Equipment Loan Series
      (Student Loan Marketing Assoc. LOC)
         3.70%  10/7/96(a)                         A-1+    VMIG-1    3,200     3,200,000
----------------------------------------------------------------------------------------
                                                                              19,200,000
----------------------------------------------------------------------------------------

 Massachusetts - 2.5%
   Massachusetts Health and Education
   Facility Authority (Capital Assets),
   Series D (MBIA Insurance)
         3.85%  10/7/96(a)                         A-1+    VMIG-1   14,000    14,000,000
----------------------------------------------------------------------------------------

 Minnesota - 2.2%
   Becker PCR (Northern States Power
      Company - Sherbourne Generating
      Station Project)
         3.65%  11/1/96(b)                         A-1+    VMIG-1    6,700     6,700,000
   Regents of The University of Minnesota TECP
         3.65%  10/25/96(b)                        A-1+    P-1       3,300     3,300,000
         3.65%  10/25/96(b)                        A-1+    P-1       2,000     2,000,000
----------------------------------------------------------------------------------------
                                                                              12,000,000
----------------------------------------------------------------------------------------

 Missouri - 1.1%
   Missouri Environmental Improvement
      PCR (National Rural Utilities),
      Series M
         3.95%   10/7/96(a)                        A-1+    VMIG-1    5,800     5,800,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 New Jersey - 1.5%
   Gloucester County Pollution Control
      Authority Refunding RB
      (Mobil Oil Refining Corporation Project)
         3.50%  10/7/96(a)                         A-1+    VMIG-1   $3,000   $ 3,000,000
   Mercer County Improvement RB
      (Credit Suisse LOC)
         3.60%  10/7/96(a)                         A-1+    VMIG-1    1,800     1,800,000
   New Jersey Economic Development Authority
      PCR Refunding Bonds
      (Public Service Electric & Gas Co. Project)
      (Swiss Bank LOC)
         3.50%  10/7/96(a)                         A-1+    VMIG-1    3,300     3,300,000
----------------------------------------------------------------------------------------
                                                                               8,100,000
----------------------------------------------------------------------------------------

 New York - 0.1%
   Triborough Bridge and Tunnel Authority
      (FGIC Insurance)
         3.80%  10/7/96(a)                         A-1+    VMIG-1      600       600,000
----------------------------------------------------------------------------------------

 North Carolina - 0.2%
   North Carolina Educational Facilities
      Finance Agency (Duke University)
         3.75%  10/7/96(a)                         A-1+    VMIG-1      500       500,000
   North Carolina Educational Facilities
      Finance Agency (Duke University),
      Series 1987 A
         3.75%  10/7/96(a)                         A-1+    VMIG-1      800       800,000
----------------------------------------------------------------------------------------
                                                                               1,300,000
----------------------------------------------------------------------------------------

 Ohio - 2.2%
   Clermont County Adjustable Rate Hospital
      Facilities RB (Mercy Health System)
         3.95%  10/7/96(a)                         A-1+    VMIG-1    6,436     6,436,000
   Ohio Air Pollution Control Variable Rate
      Demand Refunding RB (PPG Industries)
         4.05%  10/7/96(a)                         A-1     VMIG-1    6,000     6,000,000
----------------------------------------------------------------------------------------
                                                                              12,436,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Oklahoma - 2.0%
   Oklahoma Industries Authority Hospital
      Revenue, St. Anthony Parking Garage B
      (Morgan Guaranty LOC)
         3.65%  12/3/96(b)                         --      VMIG-1  $ 2,365   $ 2,365,000
   Oklahoma Industries Authority, Medical
      Practice Facility RB (SSM Health Care)
      (Morgan Guaranty LOC)
         3.65%  12/3/96(b)                         --      VMIG-1    5,560     5,560,000
   Oklahoma Water Resources Board, State
      Loan Program RB (Swiss Bank LOC)
         3.70%  3/3/97(b)                          A-1+    --        3,000     3,000,000
----------------------------------------------------------------------------------------
                                                                              10,925,000
----------------------------------------------------------------------------------------

 Pennsylvania - 0.3%
   Philadelphia Higher Education & Hospital
      Authority (Children's Hospital of
      Philadelphia Project)
         4.00%  10/1/96(a)                         A-1+    --        1,500     1,500,000
----------------------------------------------------------------------------------------

 Tennessee - 1.6%
   Metropolitan Nashville Airport Authority,
      Airport Improvement Refunding RB
      (Societe Generale LOC)
         3.85%  10/7/96(a)                         A-1+    VMIG-1    8,900     8,900,000
----------------------------------------------------------------------------------------

 Texas - 13.4%
   Austin Utility System (Travis and
      Williamson Counties) (Swiss Bank LOC)
         3.65%  10/25/96(b)                        A-1+    P-1       3,900     3,900,000
   Dallas Area Rapid Transportation Sales
      Tax Revenue, Series A (Credit Suisse LOC)
         3.65%  10/25/96(b)                        A-1+    P-1       5,000     5,000,000
   Gulf Coast Waste Disposal Authority
      PCR (Exxon)
         3.90%  10/1/96(a)                         A-1+    VMIG-1    2,100     2,100,000
   Harris County Health Facilities Development
      Hospital RB (San Jacinto Methodist
      Hospital Project) (Morgan Guaranty LOC)
         3.60%   12/2/96(b)                        --      VMIG-1   20,250    20,247,971

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
   Harris County Toll Road, Series H
         3.80%  10/7/96(a)                         A-1+    VMIG-1  $ 3,800   $ 3,800,000
   Hockley County Industrial Development
      Corp. (Amoco Project)
         3.60%  11/1/96(b)                         A-1+    P-1       8,000     8,000,000
   Lower Neches Valley Authority
      (Chevron Inc.)
         3.65%  2/18/97(b)                         A-1+    --        6,500     6,500,000
   State of Texas Public Finance Authority GO
         3.70%  12/12/96(b)                        A-1+    P-1       9,600     9,600,000
   State of Texas TRAN
         4.75%  8/29/97(b)                         SP-1+   MIG-1     5,000     5,034,285
   Texas Higher Education Authority
      Facilities Revenue, Series 85B
      (FGIC Insurance)
         3.90%  10/7/96(a)                         A-1+    VMIG-1    5,150     5,150,000
   Yoakum County Industrial Development
      Adjustable Rate PCR
      (Amoco Company Project)
         3.60%  11/1/96(b)                         A-1+    VMIG-1    5,265     5,265,000
----------------------------------------------------------------------------------------
                                                                              74,597,256
----------------------------------------------------------------------------------------

 Utah - 3.7%
   Intermountain Power Agency, Power Supply
      RB (Morgan Guaranty LOC)
         3.93%  6/16/97(b)                         A-1+    VMIG-1    7,500     7,500,000
   Intermountain Power Agency, Power Supply
      RB (Swiss Bank LOC)
         3.50%  10/15/96(b)                        A-1+    VMIG-1   13,000    13,000,000
----------------------------------------------------------------------------------------
                                                                              20,500,000
----------------------------------------------------------------------------------------

 Virginia - 0.1%
   Hampton Roads Regional Jail Authority,
      Variable Rate Demand RB (Regional Jail
      Facility) (Wachovia LOC)
         3.90%  10/7/96(a)                         A-1+    VMIG-1      800       800,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Washington - 3.0%
   Chelan County Public Utility District
      No.1 (Chelan Hydro Consolidated
      System), Series 1995 A DN
      (Credit Suisse LOC)
         3.80%  10/7/96(a)                         A-1+    VMIG-1  $ 3,475   $ 3,475,000
   King County Sewer Revenue Notes
         3.70%  10/1/96(b)                         A-1     P-1       8,500     8,500,000
   King County Sewer Revenue Notes,
      Series A
         3.70%  12/12/96(b)                        A-1     P-1       5,000     5,000,000
----------------------------------------------------------------------------------------
                                                                              16,975,000
----------------------------------------------------------------------------------------

 Wisconsin - 2.5%
   Pleasant Prairie Village Refunding PCR
      (Wisconsin Electric Power Company Project)
         3.85%  10/7/96(a)                         A-1+    P-1      10,000    10,000,000
   Wisconsin Health Facilities
      Authority RB
      (Daughters of Charity, St. Mary's Hospital)
         3.85%  10/7/96(a)                         --      VMIG-1    3,800     3,800,000
----------------------------------------------------------------------------------------
                                                                              13,800,000
----------------------------------------------------------------------------------------

 Wyoming - 1.3%
   Sweetwater County PCR
      (Idaho Power Co.), Series B
         4.08%  10/7/96(a)                         A-1     VMIG-1    7,100     7,100,000
----------------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


TAX-FREE SERIES (continued)                                                      Value
========================================================================================
   TOTAL INVESTMENTS - 99.6%                                               $555,306,369(c)

   OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.4%                          2,217,479
----------------------------------------------------------------------------------------

   NET ASSETS - 100.0%                                                     $557,523,848
----------------------------------------------------------------------------------------

   Net Asset Value, Offering and
     Redemption Price Per Share
      ($557,523,848 / 557,597,126 shares outstanding)                              $1.00
========================================================================================

(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days'notice. Interest rates are redetermine periodically.
    Rates shown are those in effect on September 30, 1996.
(b) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.
(c) Aggregate cost for financial reporting and federal tax purposes.


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                                       Rating         Par
TAX-FREE SERIES (concluded)
================================================================================
Investment Abbreviations:
   BAN      Bond Anticipation Notes
   GO       General Obligation Bonds
   IDA      Industrial Development Authority
   IDR      Industrial Development Revenue Bonds
   LOC      Letter of Credit
   PCR      Pollution Control Revenue Bonds
   RAN      Revenue Anticipation Notes
   RB       Revenue Bonds
   TAN      Tax Anticipation Notes
   TECP     Tax-Exempt Commercial Paper
   TRAN     Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
   AMBAC    AMBAC Indemnity Corp.
   MBIA     Municipal Bond Investors Assurance
   FGIC     Financial Guaranty Insurance Corporation

MOODY'S MUNICIPAL BOND RATINGS:
   Aaa      Bonds that are judged to be of the best quality.
   Aa       Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1    Notes bearing this designation are of the best quality.
   VMIG-1   Variable rate demand  obligations  bearing this designation are of the best quality.
   P-1 Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:
   AAA      Obligations that are of the highest quality.
   AA       Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1     Notes that have a strong capacity to pay principal and interest.
            Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1      Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

         A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)
For the six months ended September 30, 1996

                                                 Prime         Treasury       Tax-Free
                                                 Series         Series         Series
----------------------------------------------------------------------------------------
Investment Income (Note 1):
   Interest income                            $73,729,458     $18,174,027    $10,020,531

Expenses:
   Distribution fee (Note 2)                    3,661,677         820,459        720,001
   Investment advisory fee (Note 2)             3,651,417         869,155        794,633
   Transfer agent fee                             540,474         120,000         78,087
   Custodian fee                                  156,070          75,001         45,661
   Accounting fee (Note 2)                         78,911          62,795         31,922
   Directors' fees                                 48,158          12,534         24,066
   Registration fees                               84,868          25,073         48,877
   Legal fees                                      28,894          12,534         10,027
   Printing and postage fees                      191,225          47,300         37,777
   Other expenses                                  65,107          53,946         26,958
            Total expenses                      8,506,801       2,098,797      1,818,009
            Less: Fees waived (Note 2)            (57,988)             --             --
              Net expenses                      8,448,813       2,098,797      1,818,009
Net investment income                          65,280,645      16,075,230      8,202,522
Net realized gain from security
   transactions                                        --           8,567         12,136
Net increase in net assets resulting
   from operations                            $65,280,645     $16,083,797    $ 8,214,658

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND. INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                            September 30, 1996


                                                                   PRIME SERIES
---------------------------------------------------------------------------------------------

                                                       Six Months Ended          Year Ended
                                                        September 30,             March 31,
                                                           1996(1)                  1996
                                                       ----------------          ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                                $   65,280,645         $  107,454,378
   Net realized gain/(loss) on sales of investments                 --                 (6,050)
                                                        --------------         --------------
   Net increase in net assets resulting
     from operations                                        65,280,645            107,448,328

Distributions to Shareholders From:
   Net investment income:
     Alex. Brown Cash Reserve Prime, Treasury and
       Tax-Free Shares, respectively                       (59,516,901)           (99,181,255)
     Alex. Brown Cash Reserve Institutional Shares          (1,619,636)            (1,334,079)
     Flag Investors Class A Shares                            (140,207)              (402,702)
     Flag Investors Class B Shares                                (132)                  (300)
     Quality Cash Reserve Prime Shares                      (4,003,769)            (6,536,042)
                                                        --------------         --------------
     Total distributions                                   (65,280,645)          (107,454,378)

Capital Share Transactions, net -- (Note 3)                 48,735,599          1,016,482,516
                                                        --------------         --------------
   Total increase/(decrease) in net assets                  48,735,599          1,016,476,466
Net Assets:
   Beginning of period                                   2,602,779,775          1,586,303,309
                                                        --------------         --------------
   End of period                                        $2,651,515,374         $2,602,779,775
                                                        ==============         ==============

-----------
(1) Unaudited.

ALEX. BROWN CASH RESERVE FUND. INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)


                                                                  TREASURY SERIES                         TAX-FREE SERIES
---------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended      Year Ended        Six Months Ended     Year Ended
                                                            September 30,        March 31,          September 30,       March 31,
                                                               1996(1)             1996                1996(1)            1996
                                                          ----------------      ----------        ----------------     ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                                    $ 16,075,230       $ 32,463,791         $  8,202,522      $ 17,012,671
   Net realized gain/(loss) on sales of investments                8,567             51,785               12,136             4,419
                                                            ------------       ------------         ------------      ------------
   Net increase in net assets resulting
     from operations                                          16,083,797         32,515,576            8,214,658        17,017,090

Distributions to Shareholders From:
   Net investment income:
     Alex. Brown Cash Reserve Prime, Treasury and
       Tax-Free Shares, respectively                         (14,857,570)       (30,565,630)          (8,201,671)      (17,012,671)
     Alex. Brown Cash Reserve Institutional Shares            (1,217,660)        (1,898,161)                  --                --
     Flag Investors Class A Shares                                    --                 --                   --                --
     Flag Investors Class B Shares                                    --                 --                   --                --
     Quality Cash Reserve Prime Shares                                --                 --                   --                --
                                                            ------------       ------------         ------------      ------------
     Total distributions                                     (16,075,230)       (32,463,791)          (8,201,671)      (17,012,671)

Capital Share Transactions, net -- (Note 3)                  (33,940,339)       192,365,923          (13,996,139)       96,118,352
                                                            ------------       ------------         ------------      ------------
   Total increase/(decrease) in net assets                   (33,931,772)       192,417,708          (13,983,152)       96,122,771
Net Assets:
   Beginning of period                                       718,636,915        526,219,207          571,507,000       475,384,229
                                                            ------------       ------------         ------------      ------------
   End of period                                            $684,705,143       $718,636,915         $557,523,848      $571,507,000
                                                            ============       ============         ============      ============


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                            Six months ended
                                                         September 30, 1996(1)
================================================================================

Per Share Operating Performance:
   Net asset value at beginning of period                        $ 1.00
Income from Investment Operations:
   Net investment income                                         0.0239
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                    (0.0239)
                                                                -------
   Net asset value at end of period                              $ 1.00
                                                                =======
Total Return:
   Based on net asset value per share                              4.82%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                        0.60%(2)
   Net investment income                                           4.77%(2)
Supplemental Data:
   Net assets at end of period                            $2,396,184,930
   Number of shares outstanding at
     end of period                                         2,396,188,105
-----------
(1) Unaudited.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Year ended March 31,
==================================================================================================================================
                                                 1996               1995             1994               1993               1992
Per Share Operating Performance:
   Net asset value at beginning of period       $ 1.00            $ 1.00           $ 1.00             $ 1.00             $ 1.00
Income from Investment Operations:
   Net investment income                        0.0524            0.0442           0.0262             0.0295             0.0485
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                   (0.0524)          (0.0442)         (0.0262)           (0.0295)           (0.0485)
                                               -------           -------          -------            -------            -------
   Net asset value at end of period             $ 1.00            $ 1.00           $ 1.00             $ 1.00             $ 1.00
                                               =======           =======          =======            =======            =======
Total Return:
   Based on net asset value per share             5.36%             4.51%            2.65%              2.99%              4.96%
Ratios to Average Daily Net Assets:
   Expenses                                       0.60%             0.61%            0.62%              0.63%              0.61%
   Net investment income                          5.21%             4.46%            2.62%              2.95%              4.84%
Supplemental Data:
   Net assets at end of period           $2,386,681,216    $1,472,079,739   $1,350,334,979     $1,470,711,552     $1,505,012,086
   Number of shares outstanding at
     end of period                        2,386,684,392     1,472,077,488    1,350,332,916      1,470,709,489      1,505,010,023

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------
                                                           Six months ended
                                                         September 30, 1996(1)
                                                         ---------------------
Per Share Operating Performance:
   Net asset value at beginning of period                       $ 1.00
Income from Investment Operations:
   Net investment income                                        0.0239
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                   (0.0239)
   Net asset value at end of period                             $ 1.00


Total Return:
   Based on net asset value per share                             4.82%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                       0.60%(2)
   Net investment income                                          4.77%(2)
Supplemental Data:
   Net assets at end of period                               $6,071,072
   Number of shares outstanding at end of period              6,070,838
--------------------------------------------------------------------------------

--------------
(1) Unaudited.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
-----------------------------------------------------------------------------------------------------------------------
                                                                             Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------
                                                       1996          1995         1994           1993         1992

Per Share Operating Performance:
   Net asset value at beginning of period             $ 1.00        $ 1.00       $ 1.00         $ 1.00       $ 1.00
Income from Investment Operations:
   Net investment income                              0.0524        0.0442       0.0262         0.0295       0.0485
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0524)      (0.0442)     (0.0262)       (0.0295)     (0.0485)
   Net asset value at end of period                   $ 1.00        $ 1.00       $ 1.00         $ 1.00       $ 1.00


Total Return:
   Based on net asset value per share                   5.36%        4.51%         2.65%         2.99%        4.96%
Ratios to Average Daily Net Assets:
   Expenses                                             0.60%        0.61%         0.62%         0.63%        0.61%
   Net investment income                                5.25%        4.26%         2.62%         2.95%        4.84%
Supplemental Data:
   Net assets at end of period                    $5,976,831    $7,726,696   $18,116,648   $10,392,282   $7,350,424
   Number of shares outstanding at end of period   5,976,824     7,726,698    18,116,633    10,392,267    7,350,409

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.                                   ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------   -------------------------------------------------------------
(For a share outstanding throughout each period)
FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B                     FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
-------------------------------------------------------------------   -------------------------------------------------------------
                                                                       April 3, 1995(2)
                                             Six months ended              through
                                           September 30, 1996(1)       March 31, 1996
-------------------------------------------------------------------   -------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period         $ 1.00                   $ 1.00
                                                 -------                  -------
Income from Investment Operations:
   Net investment income                          0.0200                   0.0361
Less Distributions:
   Dividends from net investment income          (0.0200)                 (0.0361)
                                                 -------                  -------
   Net asset value at end of period               $ 1.00                   $ 1.00
                                                 =======                  =======

Total Return:
   Based on net asset value per share               4.07%(3)                 3.69%(3)
   Ratios to Average Daily Net
Assets:
   Expenses                                         1.35%(3)                 1.38%(3)
   Net investment income                            4.02%(3)                 4.30%(3)
Supplemental Data:
   Net assets at end of period                     $  599                  $10,200
   Number of shares outstanding at end
     of period                                        599                   10,200
-------------------------------------------------------------------   -------------------------------------------------------------

------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                            Six months ended
                                                          September 30, 1996(1)
                                                         -----------------------
Per Share Operating Performance:
   Net asset value at beginning of period                       $  1.00
Income from Investment Operations:
   Net investment income                                         0.0252
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                    (0.0252)
   Net asset value at end of period                             $  1.00

Total Return:
   Based on net asset value per share                              5.07%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                        0.35%(2)
   Net investment income                                           5.02%(2)
Supplemental Data:
   Net assets at end of period                               $55,411,841
   Number of shares outstanding at end of period              55,412,061
--------------------------------------------------------------------------------

------------
(1) Unaudited.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1996              1995             1994              1993            1992
Per Share Operating Performance:
   Net asset value at beginning of period            $  1.00           $  1.00          $  1.00           $  1.00         $  1.00
Income from Investment Operations:
   Net investment income                              0.0548            0.0472           0.0294            0.0327          0.0515
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0548)          (0.0472)         (0.0294)          (0.0327)        (0.0515)
   Net asset value at end of period                  $  1.00           $  1.00          $  1.00           $  1.00         $  1.00

Total Return:
   Based on net asset value per share                   5.62%             4.82%            2.98%             3.32%           5.27%
Ratios to Average Daily Net Assets:
   Expenses                                             0.35%             0.36%            0.30%             0.31%           0.32%
   Net investment income                                5.32%             4.57%            2.94%             3.24%           5.34%
Supplemental Data:
   Net assets at end of period                    $53,699,315       $11,904,716      $23,437,449       $28,884,078     $21,867,108
   Number of shares outstanding at end of period   53,699,535        11,904,663       23,437,512        28,884,132      21,867,108

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                         Six months ended
                                                       September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                       $  1.00
Income from Investment Operations:
  Net investment income                                         0.0225
Less Distributions:

  Dividends from net investment income
   and/or short-term gains                                     (0.0225)
  Net asset value at end of period                             $  1.00

Total Return:
  Based on net asset value per share                              4.47%(3)
  Ratios to Average Daily Net Assets:
  Expenses                                                        0.89%(3,4)
  Net investment income                                           4.48%(3,5)
Supplemental Data:

  Net assets at end of period                              $193,846,933
  Number of shares outstanding at end of period             193,847,114

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
(4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.95% and 0.95% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.
(5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.42% and 4.86% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



QUALITY CASH RESERVE PRIME SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   May 6, 1991(2)
                                                                                                                      through
                                                                            Year ended March 31,                   March 31, 1992
-----------------------------------------------------------------------------------------------------------------------------------
                                               1996              1995               1994                1993
Per Share Operating Performance:

  Net asset value at beginning of period     $  1.00           $  1.00            $  1.00             $  1.00         $  1.00
Income from Investment Operations:           -------           -------            -------             -------         -------
  Net investment income                       0.0493            0.0402             0.0218              0.0253          0.0399
Less Distributions:
  Dividends from net investment income
   and/or short-term gains                   (0.0493)          (0.0402)           (0.0218)            (0.0253)        (0.0399)
                                             -------           -------            -------             -------         -------
  Net asset value at end of period           $  1.00           $  1.00            $  1.00             $  1.00         $  1.00
                                             =======           =======            =======             =======         =======
Total Return:

  Based on net asset value per share            5.04%             4.09%              2.20%               2.53%           4.30%(3)
Ratios to Average Daily Net Assets:
  Expenses                                      0.90%(4)          0.96%              1.06%               1.04%           0.96%(3)
  Net investment income                         4.91%(5)          4.04%              2.18%               2.53%           4.30%(3)
Supplemental Data:
  Net assets at end of period            $156,412,213       $94,592,158        $92,678,440        $101,321,868     $94,887,669
  Number of shares outstanding at
    end of period                         156,412,393        94,591,979         92,678,268         101,321,668      94,887,669

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
-----------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE TREASURY SHARES
-----------------------------------------------------------------------------
                                                         Six months ended
                                                       September 30, 1996(1)
-----------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                       $ 1.00
                                                               ------
  Income  from  Investment Operations:
  Net investment income                                        0.0143
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                   (0.0143)
                                                              -------
  Net asset value at end of period                            $  1.00

Total Return:
  Based on net asset value per share                             4.62%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                       0.58%(2)
  Net investment income                                          4.59%(2)
Supplemental Data:
  Net assets at end of period                             $638,170,387
  Number of shares outstanding at end of period            638,110,342
--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08%, 2.53% and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                        1996            1995            1994             1993              1992
Per Share Operating Performance:
  Net asset value at beginning of period              $  1.00         $  1.00         $  1.00          $  1.00           $  1.00
                                                      -------         -------         -------          -------           -------
Income from Investment Operations:
  Net investment income                                0.0494          0.0411          0.0255           0.0285            0.0477
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                           (0.0494)        (0.0411)        (0.0255)         (0.0285)          (0.0477)
                                                      -------         -------         -------          -------           -------
  Net asset value at end of period                    $  1.00         $  1.00         $  1.00          $  1.00           $  1.00
                                                      =======         =======         =======          =======           =======
Total Return:
  Based on net asset value per share                     5.05%           4.19%           2.58%            2.89%             4.88%
Ratios to Average Daily Net Assets:
  Expenses                                               0.58%           0.55%(3)        0.54%(3)         0.55%(3)          0.55%
  Net investment income                                  4.94%           4.09%(4)        2.55%(4)         2.87%(4)          4.76%
Supplemental Data:
  Net assets at end of period                     $666,814,158   $512,167,212    $581,724,214     $618,175,839      $725,010,207
  Number of shares outstanding at end of period    666,762,028    512,162,864     581,723,448      618,152,465       725,010,207
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                          Six months ended
                                                       September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                       $ 1.00
                                                               ------
Income from Investment Operations:
  Net investment income                                        0.0227

Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                   (0.0227)
                                                              -------
  Net asset value at end of period                            $  1.00
                                                              =======
Total Return:
  Based on net asset value per share 4.87%(2) Ratios to Average Daily Net
Assets:
  Expenses                                                       0.33%(2)
  Net investment income                                          4.84%(2)
Supplemental Data:
  Net assets at end of period                              $46,534,756
  Number of shares outstanding at end of period             46,524,573
--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                         1996            1995            1994            1993            1992
Per Share Operating Performance:
  Net asset value at beginning of period               $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                       -------         -------         -------         -------         -------
Income from Investment Operations:
  Net investment income                                 0.0523          0.0438          0.0282          0.0314          0.0504
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                            (0.0523)        (0.0438)        (0.0282)        (0.0314)        (0.0504)
                                                       -------         -------         -------         -------         -------
  Net asset value at end of period                     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                       =======         =======         =======         =======         =======

Total Return:
  Based on net asset value per share                      5.36%           4.47%           2.86%           3.19%           5.17%
Ratios to Average Daily Net Assets:
  Expenses                                                0.33%           0.30%(3)        0.27%(3)        0.26%(3)        0.27%
  Net investment income                                   5.12%           4.15%(4)        2.82%(4)        3.16%(4)        4.90%
Supplemental Data:
  Net assets at end of period                       $51,822,757     $14,051,995     $39,692,848     $60,146,987     $63,834,323

  Number of shares outstanding at end of period      51,813,226      14,046,467      39,688,259      60,140,874      63,834,323
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------
                                                          Six months ended
                                                       September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                        $ 1.00
Income from Investment Operations:
  Net investment income                                         0.0241
Less Distributions:
  Dividends from net investment income
  and/or short-term gains                                      (0.0241)
  Net asset value at end of period                             $  1.00

Total Return:
  Based on net asset value per share                              2.87%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                        0.63%(2)
  Net investment income                                           2.85%(2)
Supplemental Data:
  Net assets at end of period                              $557,523,848
  Number of shares outstanding at end of period             557,597,126
--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fees was 0.57% for the year ended March 31, 1992.
(4) Ratio of net investment income to average daily net assets prior to partial fees was 3.48% for the year ended March 31, 1992.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1996             1995             1994             1993            1992
Per Share Operating Performance:
  Net asset value at beginning of period             $  1.00          $  1.00          $  1.00          $  1.00         $  1.00
                                                     -------          -------          -------          -------         -------
Income from Investment Operations:
  Net investment income                               0.0318            0.0271          0.0184           0.0213          0.0353
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                          (0.0318)          (0.0271)        (0.0184)         (0.0213)        (0.0353)
                                                     -------           -------         -------          -------         -------
  Net asset value at end of period                   $  1.00           $  1.00         $  1.00          $  1.00         $  1.00
                                                     =======           =======         =======          =======         =======
Total Return:
  Based on net asset value per share                    3.23%             2.75%           1.86%            2.15%           3.59%
Ratios to Average Daily Net Assets:
  Expenses                                              0.60%             0.57%           0.58%            0.60%           0.56%(3)
  Net investment income                                 3.16%             2.74%           1.84%            2.13%           3.49%(4)
Supplemental Data:
  Net assets at end of period                    $571,507,000      $475,384,229    $378,859,232     $315,661,447    $304,987,823
  Number of shares outstanding at end of period   571,593,265       475,474,913     378,939,262      315,700,742     305,008,959

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation consisting of three different portfolios, the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five different classes of shares: Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series offers two classes of shares: Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Alex. Brown Cash Reserve Tax-Free Series ("Tax-Free Series") offers only one class of shares. Matters affecting each class are voted on exclusively by the shareholders of that class.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. Security Valuation--The Fund maintains a dollar-weighted average maturity of 90 days or less for each portfolio. The securities of each portfolio are valued on the basis of amortized cost, which approximates market value. This method values a security at its cost on the date of purchase, and thereafter, assumes a constant amortization to maturity of any original issue or other discount or premium.

     B. Security Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales, if any, are computed on the basis of specific identification of the securities sold. Interest income is recorded on an accrual basis and includes, when applicable, amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily and distributions or reinvestments of the dividends are made monthly.

     C. Repurchase Agreement--The Prime Series may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

     D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated invest-

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     ment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) that is distributed to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes. The Tax-Free Series has a capital loss carryforward of $87,648 (which may be carried forward to offset future taxable capital gains, if any), which begins to expire, if not previously utilized, in the year 2000.

     E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund that are not directly attributable to a specific class are prorated among the classes to which the expense relates based on the relative net assets of each class. NOTE

NOTE 2--Advisory Fees and Transactions with Other Affiliates

     The Fund has entered into an investment advisory agreement with Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., with respect to all Series, and a sub-advisory agreement with PNC Institutional Management Corporation ("PIMC") with respect to the Tax-Free Series. Under the terms of the investment advisory agreement, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets as well as an additional fee with respect to the Tax-Free Series, calculated daily and paid monthly, at the annual rate of .03% of the Tax-Free Series' average daily net assets. Prior to August 23, 1995, ICC received a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of that portion in excess of $1.5 billion.

     As compensation for its subadvisory services, PIMC receives a fee from ICC, calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million, .075% of the next $3 billion and .06% of that portion in excess of $4 billion. For the six months ended September 30, 1996, the Fund paid PIMC$399,190 for sub-advisory services for the Tax-Free Series.

     The Fund has agreed to reimburse PFPC Inc., an affiliate of PIMC, for certain costs incurred in providing accounting services to the Tax-Free Series. For the six months ended September 30, 1996, the Fund paid PFPC $31,922 for accounting services for the Tax-Free Series.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded

     ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime, Treasury and Tax-Free Series to preserve or enhance the performance of each Series as compared to certain industry benchmarks, and, if ICC elects to so waive a portion of its fee, PIMC has agreed that it would waive a portion of its fee in the same proportion and for the same time periods as any ICC waiver. No advisory fees were waived for the six months ended September 30, 1996.

     Under the terms of these agreements, ICC and the Fund's distributor will, if necessary, reimburse the Fund for any fiscal year to the extent that expenses (exclusive of any interest, taxes, brokerage commissions and extraordinary expenses) exceed 1% of aggregate average daily net assets of each of the Fund's three Series. The obligation of ICC to reimburse the Fund is limited to the fees actually received by ICC for such fiscal year.

     As compensation for its accounting services, ICC receives from the Prime and Treasury Series an annual fee, calculated daily and paid monthly, based on the two Series' average daily net assets. lCC received $78,911 and $62,795 for accounting services for the six months ended September 30, 1996 for the Prime and Treasury Series, respectively.

     As compensation for its transfer agent services, ICC receives from the Fund's three Series a per account fee, calculated and paid monthly. ICC received $540,474, $120,000 and $78,087 for transfer agent services for the six months ended September 30, 1996 for the Prime, Treasury and Tax-Free Series, respectively.

     The Fund has entered into a distribution agreement with Alex. Brown & Sons Incorporated ("Alex. Brown"). Under the terms of the distribution agreement, Alex. Brown receives a fee from the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Series, at the annual rate of .25% of the aggregate average daily net assets of these classes of shares. Alex. Brown also receives a fee from the Quality Cash Shares and Flag Investors Class B Shares at the annual rate of .60% and 1.00%, respectively, of the aggregate average daily net assets of each class. Alex. Brown voluntarily waived distribution fees in the amount of $57,988 for the Quality Cash Shares for the six months ended September 30, 1996.

     The Fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through September 30, 1996 was approximately $40,500, $14,500 and $10,000 for the Prime, Treasury and Tax-Free Series, respectively, and the accrued liability was approximately $211,000, $75,000 and $52,000 for the Prime, Treasury and Tax-Free Series, respectively.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6,400,000,000 shares of $.001 par value capital stock (3,550,000,000 Prime Series, 1,500,000,000 Treasury Series, 1,000,000,000 Tax-Free Series and 350,000,000 not classified). Changes in shares outstanding during the periods ended September 30, 1996 and March 31, 1996 are listed on the following page.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded                       September 30, 1996
                                            (Unaudited)       March 31, 1996
Prime Series:
   Sold:
     Prime Shares                          10,938,844,772      19,439,463,533
     Flag Investors Class A Shares              3,613,116          12,118,053
     Flag Investors Class B Shares                  4,670              24,535
     Prime Institutional Shares               203,535,745         213,159,539
     Quality Cash Shares                      503,778,591       1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares                              56,307,220          93,103,137
     Flag Investors Class A Shares                133,453             374,561
     Flag Investors Class B Shares                    399                  --
     Prime Institutional Shares                 1,211,277             753,855
     Quality Cash Shares                        3,842,527           6,300,386
   Redeemed:
     Prime Shares                         (10,985,648,278)    (18,617,959,766)
     Flag Investors Class A Shares             (3,652,327)        (14,242,488)
     Flag Investors Class B Shares                (14,671)            (14,335)
     Prime Institutional Shares              (203,034,496)       (172,118,522)
     Quality Cash Shares                     (470,186,399)     (1,229,520,569)
                                          ---------------     ---------------
       Net increase                            48,735,599       1,016,482,516
                                          ===============     ===============
Treasury Series:
   Sold:
     Treasury Shares                        2,164,014,641       4,043,423,430
     Treasury Institutional Shares            211,355,409         396,793,576
   Issued as reinvestment of dividends:
     Treasury Shares                           14,255,334          28,890,267
     Treasury Institutional Shares                782,613             417,316
   Redeemed:
     Treasury Shares                       (2,206,921,661)     (3,917,714,533)
     Treasury Institutional Shares           (217,426,675)       (359,444,133)
                                           --------------      --------------
       Net increase/(decrease)                (33,940,339)        192,365,923
                                           ==============      ==============
Tax-Free Series:
   Sold                                     2,518,447,605       4,817,984,787
   Issued as reinvestment of dividends          7,795,188          16,116,851
   Redeemed                                (2,540,238,932)     (4,737,983,286)
                                           --------------      --------------
       Net increase/(decrease)                (13,996,139)         96,118,352
                                           ==============      ==============

NOTE 4--Net Assets
     At September 30, 1996, net assets consisted of:

                                                Prime         Treasury       Tax-Free
                                               Series          Series         Series
                                               ------         --------       --------
Paid-in capital                            $2,651,518,882   $684,634,915   $557,597,126
Undistributed net investment income                 2,187            427             --
Undistributed net realized gain/(loss) on
   sales of investments                            (5,695)        69,801        (73,278)
                                           --------------   ------------   ------------
                                           $2,651,515,374   $684,705,143   $557,523,848
                                           ==============   ============   ============

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